UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-22132

Exact name of registrant as specified in charter:	Aberdeen Funds

Address of principal executive offices:	1735 Market Street, 32nd Floor
Philadelphia, PA 19103

Name and address of agent for service:	Ms. Lucia Sitar, Esquire
Aberdeen Asset Management Inc.
1735 Market Street, 32nd Floor
Philadelphia, PA 19103

With Copies to:
Rose F. DiMartino, Esquire
Willkie Farr & Gallagher LLP
787 Seventh Avenue
New York, NY 10019

Registrant’s telephone number, including area code:	866-667-9231

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2016

Item 1. The schedule of investments for the three-month period ended January 31, 2016 is filed herewith.

Statement of Investments

January 31, 2016 (Unaudited)

Aberdeen Asia-Pacific (ex-Japan) Equity Fund

	Shares or Principal Amount	Value
COMMON STOCKS (94.4%)
AUSTRALIA (10.7%)
Financials (3.1%)
QBE Insurance Group Ltd. (a)	141,112	$1,103,845

Health Care (2.2%)
CSL Ltd. (a)	10,282	765,896

Materials (5.4%)
BHP Billiton PLC—London Listing (a)	83,334	809,184
Rio Tinto PLC—London Listing (a)	45,601	1,118,217

		1,927,401

		3,797,142

CHINA (6.8%)
Consumer Discretionary (1.0%)
Yum! Brands, Inc.	5,079	367,567

Energy (2.2%)
PetroChina Co. Ltd., H Shares (a)	1,240,000	769,785

Materials (0.5%)
Anhui Conch Cement Co. Ltd., H Shares (a)	93,000	182,350

Telecommunication Services (3.1%)
China Mobile Ltd. (a)	98,500	1,085,729

		2,405,431

HONG KONG (19.1%)
Financials (13.9%)
AIA Group Ltd. (a)	227,800	1,267,923
Hang Lung Group Ltd. (a)	242,000	668,578
Hong Kong Exchanges and Clearing Ltd. (a)	17,300	384,730
HSBC Holdings PLC (a)	172,666	1,220,596
Swire Pacific Ltd., Class B (a)	592,500	1,053,024
Swire Properties Ltd. (a)	123,900	321,583

		4,916,434

Industrials (5.2%)
Jardine Strategic Holdings Ltd. (a)	57,800	1,583,120
MTR Corp. Ltd. (a)	52,319	237,550

		1,820,670

		6,737,104

INDIA (14.3%)
Consumer Discretionary (1.3%)
Hero MotoCorp Ltd. (a)	12,000	454,976

Consumer Staples (1.8%)
ITC Ltd. (a)	133,000	625,336

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2016 (Unaudited)

Aberdeen Asia-Pacific (ex-Japan) Equity Fund

Financials (4.6%)
Housing Development Finance Corp. Ltd. (a)	70,299	$1,227,473
ICICI Bank Ltd. (a)	121,000	410,057

		1,637,530

Information Technology (3.5%)
Infosys Ltd. (a)	71,504	1,230,350

Materials (3.1%)
Grasim Industries Ltd. (a)	21,957	1,098,407

		5,046,599

INDONESIA (4.4%)
Consumer Discretionary (2.7%)
Astra International Tbk PT (a)	2,041,900	970,816

Consumer Staples (1.0%)
Unilever Indonesia Tbk PT (a)	131,500	352,747

Financials (0.7%)
Bank Central Asia Tbk PT (a)	251,200	240,861

		1,564,424

MALAYSIA (3.2%)
Consumer Staples (1.1%)
British American Tobacco Bhd	29,500	411,083

Financials (2.1%)
CIMB Group Holdings Bhd (a)	372,136	373,384
Public Bank Bhd (a)	81,500	361,661

		735,045

		1,146,128

PHILIPPINES (4.1%)
Financials (4.1%)
Ayala Corp. (a)	65,160	933,123
Bank of Philippine Islands (a)	288,915	532,675

		1,465,798

REPUBLIC OF SOUTH KOREA (1.5%)
Consumer Staples (1.5%)
E-Mart Co. Ltd. (a)	3,803	522,184

SINGAPORE (18.9%)
Financials (11.5%)
City Developments Ltd. (a)	225,000	1,103,709
DBS Group Holdings Ltd. (a)	85,175	846,753
Oversea-Chinese Banking Corp. Ltd. (a)	253,462	1,418,395
United Overseas Bank Ltd. (a)	56,535	718,717

		4,087,574

Industrials (3.9%)
Keppel Corp. Ltd. (a)	180,400	643,359
Singapore Technologies Engineering Ltd. (a)	359,000	728,218

		1,371,577

See accompanying Notes to Statements of Investments.

Statement of Investments (concluded)

January 31, 2016 (Unaudited)

Aberdeen Asia-Pacific (ex-Japan) Equity Fund

Telecommunication Services (3.5%)
Singapore Telecommunications Ltd. (a)	494,100	$1,225,181

		6,684,332

TAIWAN (5.4%)
Information Technology (3.6%)
Taiwan Semiconductor Manufacturing Co. Ltd. (a)	294,000	1,265,942

Telecommunication Services (1.8%)
Taiwan Mobile Co. Ltd. (a)	209,100	629,138

		1,895,080

THAILAND (3.1%)
Materials (3.1%)
Siam Cement PCL, Foreign Shares (a)	89,000	1,076,946

UNITED KINGDOM (2.9%)
Financials (2.9%)
Standard Chartered PLC (a)	153,986	1,038,788

Total Common Stocks		33,379,956

PREFERRED STOCKS (5.0%)
REPUBLIC OF SOUTH KOREA (5.0%)
Information Technology (5.0%)
Samsung Electronics Co. Ltd., Preferred Shares (a)	2,114	1,778,416

Total Preferred Stocks		1,778,416

REPURCHASE AGREEMENT (3.1%)
UNITED STATES (3.1%)
Repurchase Agreement, Fixed Income Clearing Corp., 0.03%, dated 01/29/2016, due 02/01/2016, repurchase price $1,087,003 collateralized by U.S. Treasury Bond, maturing 02/15/2043; total market value of $1,112,699	$1,087,000	1,087,000

Total Repurchase Agreement		1,087,000

Total Investments (Cost $44,953,067) (b)—102.5%		36,245,372

Liabilities in excess of other assets—(2.5)%		(884,429)

Net Assets—100.0%		$35,360,943

(a)	Fair Valued Security. Fair Values are determined pursuant to procedures approved by the Fund’s Board of Trustees. See Note 1(a) of the accompanying Notes to Statements of Investments.
(b)	See accompanying Notes to Statements of Investments for tax unrealized appreciation/depreciation of securities.

See accompanying Notes to Statements of Investments.

Statement of Investments

January 31, 2016 (Unaudited)

Aberdeen Asia-Pacific Smaller Companies Fund

	Shares or Principal Amount	Value
COMMON STOCKS (68.6%)
AUSTRALIA (1.2%)
Consumer Discretionary (0.3%)
ARB Corp. Ltd. (a)	691	$7,537

Financials (0.3%)
Shopping Centres Australasia Property Group, REIT (a)	6,000	9,161

Industrials (0.6%)
Cabcharge Australia Ltd. (a)	7,416	16,534

		33,232

CHINA (2.1%)
Financials (0.9%)
Yanlord Land Group Ltd. (a)	37,000	26,606

Materials (0.9%)
Yingde Gases Group Co. Ltd. (a)	63,500	24,025

Utilities (0.3%)
Towngas China Co. Ltd. (a)	17,000	8,186

		58,817

HONG KONG (7.2%)
Consumer Discretionary (1.8%)
Giordano International Ltd. (a)	50,000	19,989
Hongkong & Shanghai Hotels Ltd. (The)	26,140	26,204
Texwinca Holdings Ltd. (a)	6,000	5,806

		51,999

Consumer Staples (0.5%)
Convenience Retail Asia Ltd. (a)	40,000	13,429

Financials (3.1%)
Aeon Credit Service (Asia) Co. Ltd. (a)	50,000	33,468
Dah Sing Financial Holdings Ltd. (a)	8,138	38,148
Public Financial Holdings Ltd. (a)	38,000	17,069

		88,685

Industrials (1.6%)
Kerry Logistics Network Ltd. (a)	20,000	27,683
Pacific Basin Shipping Ltd. (a)	92,000	16,798

		44,481

Telecommunication Services (0.2%)
Asia Satellite Telecommunications Holdings Ltd. (a)	4,000	5,104

		203,698

INDIA (6.0%)
Health Care (1.2%)
Piramal Enterprises Ltd.	865	12,680

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2016 (Unaudited)

Aberdeen Asia-Pacific Smaller Companies Fund

Sanofi India Ltd. (a)	363	$22,676

		35,356

Industrials (0.9%)
Container Corp. of India (a)	1,470	25,811

Information Technology (1.6%)
MphasiS Ltd. (a)	6,699	45,392

Materials (2.0%)
Castrol (India) Ltd. (a)	2,285	14,220
Kansai Nerolac Paints Ltd. (a)	3,890	15,042
Ramco Cements Ltd. (The) (a)	4,661	26,665

		55,927

Utilities (0.3%)
Gujarat Gas Ltd. (a)	900	7,634

		170,120

INDONESIA (13.9%)
Consumer Discretionary (1.4%)
Ace Hardware Indonesia Tbk PT (a)	280,000	16,361
Astra Otoparts Tbk PT (a)	186,900	22,084

		38,445

Consumer Staples (7.0%)
M.P. Evans Group PLC	4,440	24,563
Multi Bintang Indonesia Tbk PT (a)	258,000	143,068
Petra Foods Ltd.	18,800	30,352

		197,983

Financials (3.1%)
Bank OCBC NISP Tbk PT (b)	159,895	14,510
Bank Permata Tbk PT (a)	1,489,061	72,780

		87,290

Industrials (1.0%)
AKR Corporindo Tbk PT (a)	53,300	28,614

Materials (0.9%)
Holcim Indonesia Tbk PT (a)	380,400	25,058

Telecommunication Services (0.5%)
XL Axiata Tbk PT (a)(b)	47,000	12,615

		390,005

MALAYSIA (8.3%)
Consumer Discretionary (4.6%)
Aeon Co. (M) Bhd (a)	76,200	45,996
Oriental Holdings Bhd	32,900	52,181
Panasonic Manufacturing Malaysia Bhd (a)	1,600	9,422
Shangri-La Hotels Malaysia Bhd	15,400	21,126

		128,725

Consumer Staples (0.8%)
United Malacca Bhd	8,000	11,437

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2016 (Unaudited)

Aberdeen Asia-Pacific Smaller Companies Fund

United Plantations Bhd	1,900	$11,368

		22,805

Financials (1.9%)
Alliance Financial Group Bhd (a)	34,600	28,443
SP Setia Bhd	24,234	16,914
YNH Property Bhd (b)	17,111	7,454

		52,811

Materials (1.0%)
Batu Kawan Bhd (a)	2,000	8,518
Tasek Corp. Bhd (a)	5,900	20,888

		29,406

		233,747

NETHERLANDS (0.3%)
Information Technology (0.3%)
ASM International NV (a)	220	8,763

PHILIPPINES (3.0%)
Consumer Discretionary (0.4%)
Jollibee Foods Corp. (a)	2,720	11,755

Financials (0.5%)
Cebu Holdings, Inc. (a)	133,500	12,949

Industrials (1.5%)
Asian Terminals, Inc.	184,200	41,595

Utilities (0.6%)
Manila Water Co., Inc.	33,400	17,033

		83,332

REPUBLIC OF SOUTH KOREA (3.6%)
Consumer Discretionary (1.2%)
Shinsegae Co. Ltd. (a)	189	33,671

Financials (2.4%)
BNK Financial Group, Inc. (a)	4,639	35,064
DGB Financial Group, Inc. (a)	4,247	31,771

		66,835

		100,506

SINGAPORE (11.8%)
Financials (7.6%)
Bukit Sembawang Estates Ltd.	44,800	137,740
CDL Hospitality Trusts, REIT (a)	15,000	13,797
Far East Hospitality Trust, REIT (a)	40,000	18,048
Wheelock Properties (Singapore) Ltd. (a)	33,000	31,686
Yoma Strategic Holdings Ltd. (a)(b)	36,333	11,504

		212,775

Health Care (1.0%)
Raffles Medical Group Ltd. (a)	10,229	29,212

Industrials (1.8%)
ComfortDelGro Corp. Ltd. (a)	8,500	16,985

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2016 (Unaudited)

Aberdeen Asia-Pacific Smaller Companies Fund

SATS Ltd. (a)	6,400	$17,510
Singapore Post Ltd. (a)	17,000	16,001

		50,496

Information Technology (0.9%)
Venture Corp. Ltd. (a)	4,700	25,750

Materials (0.5%)
Straits Trading Co. Ltd.	9,500	13,637

		331,870

SRI LANKA (2.2%)
Financials (0.2%)
Commercial Bank of Ceylon PLC (a)	7,743	6,848

Industrials (2.0%)
Aitken Spence & Co. PLC (a)	69,381	40,821
John Keells Holdings PLC (a)	13,577	14,558

		55,379

		62,227

THAILAND (7.3%)
Consumer Discretionary (1.6%)
BEC World PCL, Foreign Shares (a)	29,200	24,683
Minor International PCL, Foreign Shares (a)	20,000	19,033

		43,716

Financials (3.4%)
AEON Thana Sinsap Thailand PCL, NVDR (a)	25,800	67,457
Tisco Financial Group PCL, Foreign Shares (a)	24,000	28,485

		95,942

Health Care (0.6%)
Bumrungrad Hospital PCL, Foreign Shares (a)	2,600	16,102

Information Technology (0.7%)
Hana Microelectronics PCL, Foreign Shares (a)	23,900	20,581

Materials (1.0%)
Siam City Cement PCL, Foreign Shares (a)	3,800	29,540

		205,881

UNITED KINGDOM (1.7%)
Consumer Discretionary (1.7%)
Millennium & Copthorne Hotels PLC	8,090	47,908

Total Common Stocks		1,930,106

WARRANTS (0.0%)
SRI LANKA (0.0%)
Industrials (0.0%)
John Keells Holdings PLC, expires 11/11/16 (b)	8,644	1,104

Total Warrants		1,104

See accompanying Notes to Statements of Investments.

Statement of Investments (concluded)

January 31, 2016 (Unaudited)

Aberdeen Asia-Pacific Smaller Companies Fund

REPURCHASE AGREEMENT (28.2%)
UNITED STATES (28.2%)
Repurchase Agreement, Fixed Income Clearing Corp., 0.03%, dated 01/29/2016, due 02/01/2016, repurchase price $793,002, collateralized by U.S. Treasury Bond, maturing 02/15/2043; total market value of $814,170	$793,000	$793,000

Total Repurchase Agreement		793,000

Total Investments (Cost $3,497,457) (c)—96.8%		2,724,210

Other assets in excess of liabilities—3.2%		89,621

Net Assets—100.0%		$2,813,831

(a)	Fair Valued Security. Fair Values are determined pursuant to procedures approved by the Fund’s Board of Trustees. See Note 1(a) of the accompanying Notes to Statements of Investments.
(b)	Non-income producing security.
(c)	See accompanying Notes to Statements of Investments for tax unrealized appreciation/depreciation of securities.

NVDR Non-Voting Depositary Receipt

REIT Real Estate Investment Trust

See accompanying Notes to Statements of Investments.

Statement of Investments

January 31, 2016 (Unaudited)

Aberdeen China Opportunities Fund

	Shares or Principal Amount	Value
COMMON STOCKS (97.3%)
CHINA (31.5%)
Consumer Discretionary (3.3%)
Fuyao Glass Industry Group Co. Ltd., H Shares (a)(b)(c)	154,800	$315,264
Yum! Brands, Inc.	2,074	150,095

		465,359

Energy (6.7%)
CNOOC Ltd. (b)	330,000	337,626
Green Dragon Gas Ltd. (a)	56,456	201,110
Greka Drilling Ltd. (a)	225,000	12,584
Greka Engineering & Technology Ltd. (a)	174,000	992
PetroChina Co. Ltd., H Shares (b)	620,000	384,893

		937,205

Financials (7.4%)
China Merchants Bank Co. Ltd., H Shares (b)(d)	145,000	281,862
China Vanke Co. Ltd., A Shares (b)(d)(e)	183,000	522,396
Yanlord Land Group Ltd. (b)	320,600	230,533

		1,034,791

Health Care (3.3%)
CSPC Pharmaceutical Group Ltd. (b)	176,000	148,391
Tong Ren Tang Technologies Co. Ltd., H Shares (b)	208,000	320,449

		468,840

Industrials (3.1%)
China Conch Venture Holdings Ltd. (b)	182,000	294,365
Shanghai International Airport Co. Ltd., A Shares (b)	36,000	142,619

		436,984

Information Technology (1.6%)
Hangzhou Hikvision Digital Technology Co. Ltd., A Shares (b)(d)	54,500	220,790

Materials (2.0%)
Huaxin Cement Co. Ltd., B Shares (b)	107,240	71,456
Yingde Gases Group Co. Ltd. (b)	573,000	216,794

		288,250

Telecommunication Services (4.1%)
China Mobile Ltd. (b)	52,000	573,177

		4,425,396

HONG KONG (65.8%)
Consumer Discretionary (14.4%)
AEON Stores (Hong Kong) Co. Ltd.	286,500	268,795
Giordano International Ltd. (b)	672,000	268,653
Global Brands Group Holding Ltd. (a)(b)	1,584,380	241,227
Hongkong & Shanghai Hotels Ltd. (The)	286,624	287,329
Li & Fung Ltd. (b)	308,380	177,394
Samsonite International SA (b)	105,800	273,557

See accompanying Notes to Statements of Investments.

Statement of Investments (concluded)

January 31, 2016 (Unaudited)

Aberdeen China Opportunities Fund

Shangri-La Asia Ltd. (b)	370,000	$346,602
Texwinca Holdings Ltd. (b)	160,000	154,824

		2,018,381

Consumer Staples (2.9%)
Convenience Retail Asia Ltd. (b)	308,000	103,405
Dairy Farm International Holdings Ltd. (b)	49,700	308,111

		411,516

Financials (26.2%)
AIA Group Ltd. (b)	147,800	822,647
Dah Sing Banking Group Ltd. (b)	170,240	268,943
Hang Lung Group Ltd. (b)	135,000	372,967
Hang Lung Properties Ltd. (b)	20,000	37,048
Hong Kong Exchanges and Clearing Ltd. (b)	9,827	218,540
HSBC Holdings PLC (b)	92,519	654,028
Standard Chartered PLC (HK Listing) (b)	46,348	318,352
Swire Pacific Ltd., Class A (b)	2,000	19,306
Swire Pacific Ltd., Class B (b)	350,000	622,039
Swire Properties Ltd. (b)	135,800	352,470

		3,686,340

Industrials (16.7%)
Hong Kong Aircraft Engineering Co. Ltd. (b)	30,400	193,263
Jardine Strategic Holdings Ltd. (b)	32,000	876,468
Kerry Logistics Network Ltd. (b)	283,000	391,719
MTR Corp. Ltd. (b)	151,844	689,436
Pacific Basin Shipping Ltd. (b)	1,086,000	198,284

		2,349,170

Information Technology (1.7%)
ASM Pacific Technology Ltd. (b)	33,100	241,008

Materials (1.1%)
Hung Hing Printing Group Ltd. (b)	1,288,000	154,471

Telecommunication Services (1.2%)
Asia Satellite Telecommunications Holdings Ltd. (b)	127,500	162,687

Utilities (1.6%)
Hong Kong & China Gas Co. Ltd. (b)	124,890	220,483

		9,244,056

Total Common Stocks		13,669,452

Total Investments (Cost $18,873,458) (f)—97.3%		13,669,452

Other assets in excess of liabilities—2.7%		381,277

Net Assets—100.0%		$14,050,729

(a)	Non-income producing security.
(b)	Fair Valued Security. Fair Values are determined pursuant to procedures approved by the Fund’s Board of Trustees. See Note 1(a) of the accompanying Notes to Statements of Investments.
(c)	Denotes a security issued under Regulation S or Rule 144A.
(d)	China A Shares. These shares are issued in local currency, traded in the local stock markets and are held through a qualified foreign institutional investor license.
(e)	Illiquid security.
(f)	See accompanying Notes to Statements of Investments for tax unrealized appreciation/depreciation of securities.

See accompanying Notes to Statements of Investments.

Statement of Investments

January 31, 2016 (Unaudited)

Aberdeen Emerging Markets Fund

	Shares or Principal Amount	Value
COMMON STOCKS (92.0%)
BRAZIL (6.2%)
Consumer Discretionary (1.3%)
Lojas Renner SA	17,803,550	$78,962,692

Consumer Staples (1.0%)
BRF SA	5,309,000	64,016,468

Energy (2.2%)
Ultrapar Participacoes SA	9,490,000	140,886,094

Financials (1.0%)
Multiplan Empreendimentos Imobiliarios SA	6,354,029	65,767,489

Materials (0.7%)
Vale SA, ADR	17,511,171	42,902,369

		392,535,112

CHILE (1.2%)
Financials (1.2%)
Banco Santander Chile, ADR	4,429,788	76,591,034

CHINA (6.4%)
Consumer Discretionary (1.6%)
Yum! Brands, Inc.	1,441,000	104,285,170

Energy (1.5%)
PetroChina Co. Ltd., H Shares (a)	149,132,200	92,580,452

Telecommunication Services (3.3%)
China Mobile Ltd. (a)	18,998,600	209,414,444

		406,280,066

HONG KONG (9.0%)
Financials (9.0%)
AIA Group Ltd. (a)	37,700,000	209,836,242
Hang Lung Group Ltd. (a)	25,049,000	69,203,309
Hang Lung Properties Ltd. (a)	38,882,000	72,024,539
Hong Kong Exchanges and Clearing Ltd. (a)	2,750,300	61,163,129
Swire Pacific Ltd., Class A (a)	10,000,000	96,532,403
Swire Pacific Ltd., Class B (a)	15,945,000	28,338,342
Swire Properties Ltd. (a)	13,957,100	36,225,768

		573,323,732

HUNGARY (1.3%)
Health Care (1.3%)
Richter Gedeon Nyrt (a)	4,169,840	81,377,170

INDIA (16.0%)
Consumer Discretionary (1.5%)
Hero MotoCorp Ltd. (a)	2,471,035	93,688,513

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2016 (Unaudited)

Aberdeen Emerging Markets Fund

Consumer Staples (4.1%)
Hindustan Unilever Ltd. (a)	7,732,443	$93,516,831
ITC Ltd. (a)	35,329,000	166,108,966

		259,625,797

Financials (4.6%)
Housing Development Finance Corp. Ltd. (a)	11,889,633	207,601,885
ICICI Bank Ltd. (a)	25,734,500	87,211,641
ICICI Bank Ltd., ADR	160,500	1,067,325

		295,880,851

Information Technology (2.8%)
Infosys Ltd. (a)	10,508,060	180,809,311

Materials (3.0%)
Grasim Industries Ltd. (a)	1,691,416	84,613,760
UltraTech Cement Ltd. (a)	2,472,250	103,756,573

		188,370,333

		1,018,374,805

INDONESIA (4.7%)
Consumer Discretionary (3.3%)
Astra International Tbk PT (a)	442,684,500	210,473,096

Materials (1.4%)
Indocement Tunggal Prakarsa Tbk PT (a)	60,285,600	87,223,760

		297,696,856

ITALY (1.4%)
Energy (1.4%)
Tenaris SA, ADR	4,281,000	89,216,040

MALAYSIA (2.1%)
Financials (2.1%)
CIMB Group Holdings Bhd (a)	46,713,539	46,870,173
Public Bank Bhd (a)	19,459,200	86,351,317

		133,221,490

MEXICO (8.6%)
Consumer Staples (4.0%)
Fomento Economico Mexicano SAB de CV, ADR	2,322,501	220,219,545
Organizacion Soriana SAB de CV, Class B (b)	15,206,779	32,613,952

		252,833,497

Financials (3.0%)
Grupo Financiero Banorte SAB de CV	36,798,148	191,723,063

Industrials (1.6%)
Grupo Aeroportuario del Sureste SAB de CV, ADR, B Shares	722,315	98,740,460

		543,297,020

PHILIPPINES (4.3%)
Financials (4.3%)
Ayala Corp. (a)	3,958,000	56,680,461
Ayala Land, Inc. (a)	156,930,400	104,139,366

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2016 (Unaudited)

Aberdeen Emerging Markets Fund

Bank of Philippine Islands (a)	60,725,894	$111,960,877

		272,780,704

POLAND (3.1%)
Consumer Staples (1.4%)
Jeronimo Martins SGPS SA (a)	6,446,556	89,905,679

Financials (1.7%)
Bank Pekao SA (a)	3,257,741	109,607,153

		199,512,832

REPUBLIC OF SOUTH KOREA (1.0%)
Consumer Staples (1.0%)
E-Mart Co. Ltd. (a)	460,705	63,258,689

RUSSIA (4.4%)
Consumer Staples (2.1%)
Magnit PJSC (a)	884,376	134,246,024

Energy (2.3%)
Lukoil PJSC, ADR	4,348,043	147,485,619

		281,731,643

SOUTH AFRICA (6.8%)
Consumer Discretionary (1.8%)
Truworths International Ltd. (a)	18,816,078	116,862,539

Consumer Staples (3.4%)
Massmart Holdings Ltd. (a)	10,229,282	58,418,538
SABMiller PLC (a)	2,638,100	156,376,517

		214,795,055

Materials (0.6%)
BHP Billiton PLC (a)	3,894,549	37,744,542

Telecommunication Services (1.0%)
MTN Group Ltd. (a)	6,958,000	61,487,199

		430,889,335

TAIWAN (4.5%)
Information Technology (3.5%)
Taiwan Semiconductor Manufacturing Co. Ltd. (a)	51,969,117	223,775,213

Telecommunication Services (1.0%)
Taiwan Mobile Co. Ltd. (a)	21,089,255	63,453,116

		287,228,329

THAILAND (4.9%)
Financials (2.5%)
Siam Commercial Bank PCL, Foreign Shares (a)	44,170,100	162,187,547

Materials (2.4%)
Siam Cement PCL, Foreign Shares (a)	11,056,200	133,785,697
Siam Cement PCL, NVDR (a)	1,365,300	16,618,724

		150,404,421

		312,591,968

See accompanying Notes to Statements of Investments.

Statement of Investments (concluded)

January 31, 2016 (Unaudited)

Aberdeen Emerging Markets Fund

TURKEY (4.9%)
Consumer Staples (1.5%)
BIM Birlesik Magazalar A.S. (a)	5,872,673	$99,392,249

Financials (3.4%)
Akbank T.A.S. (a)	44,195,608	108,003,488
Turkiye Garanti Bankasi A.S. (a)	42,048,837	106,261,292

		214,264,780

		313,657,029

UNITED KINGDOM (1.2%)
Financials (1.2%)
Standard Chartered PLC (a)	11,610,632	78,325,228

Total Common Stocks		5,851,889,082

PREFERRED STOCKS (6.6%)
BRAZIL (2.2%)
Financials (2.0%)
Banco Bradesco SA, ADR, Preferred Shares	27,919,703	127,593,043

Materials (0.2%)
Vale SA, ADR, Preferred Shares	5,729,416	10,599,420

		138,192,463

REPUBLIC OF SOUTH KOREA (4.4%)
Information Technology (4.4%)
Samsung Electronics Co. Ltd., Preferred Shares (a)	336,959	283,468,946

Total Preferred Stocks		421,661,409

REPURCHASE AGREEMENT (1.4%)
UNITED STATES (1.4%)
Repurchase Agreement, Fixed Income Clearing Corp., 0.03%, dated 01/29/2016, due 02/01/2016, repurchase price $92,279,231, collateralized by U.S. Treasury Bond, maturing 02/15/2043; total market value of $94,128,908	$92,279,000	92,279,000

Total Repurchase Agreement		92,279,000

Total Investments (Cost $7,935,147,223) (c)—100.0%		6,365,829,491

Liabilities in excess of other assets—0.0%		(144,488)

Net Assets—100.0%		$6,365,685,003

(a)	Fair Valued Security. Fair Values are determined pursuant to procedures approved by the Fund’s Board of Trustees. See Note 1(a) of the accompanying Notes to Statements of Investments.
(b)	Non-income producing security.
(c)	See accompanying Notes to Statements of Investments for tax unrealized appreciation/depreciation of securities.

ADR	American Depositary Receipt
NVDR	Non-Voting Depositary Receipt

See accompanying Notes to Statements of Investments.

Statement of Investments

January 31, 2016 (Unaudited)

Aberdeen Equity Long-Short Fund

	Shares or Principal Amount	Value
COMMON STOCKS—LONG POSITIONS (90.2%)
Consumer Discretionary (10.0%)
BorgWarner, Inc.	68,829	$2,020,820
Comcast Corp., Class A	38,931	2,168,846
La Quinta Holdings, Inc. (a)	95,066	1,078,048
PVH Corp.	32,500	2,384,850
TJX Cos., Inc.	31,700	2,258,308

		9,910,872

Consumer Staples (12.3%)
Casey’s General Stores, Inc.	24,023	2,900,537
Costco Wholesale Corp.	16,528	2,497,711
CVS Health Corp.	29,859	2,884,081
PepsiCo, Inc.	14,000	1,390,200
Philip Morris International, Inc.	27,400	2,466,274

		12,138,803

Energy (5.3%)
Core Laboratories NV	16,004	1,574,794
EOG Resources, Inc.	24,000	1,704,480
Schlumberger Ltd.	26,700	1,929,609

		5,208,883

Financials (11.5%)
American Express Co.	23,729	1,269,501
American International Group, Inc.	27,047	1,527,615
Charles Schwab Corp. (The)	73,100	1,866,243
Intercontinental Exchange, Inc.	10,650	2,809,470
Jones Lang LaSalle, Inc.	12,600	1,773,072
M&T Bank Corp.	9,200	1,013,656
Moody’s Corp.	11,725	1,045,167

		11,304,724

Health Care (10.9%)
Aetna, Inc.	16,300	1,659,992
Baxter International, Inc.	48,900	1,789,740
Gilead Sciences, Inc.	30,700	2,548,100
Globus Medical, Inc., Class A (a)	80,537	2,009,398
PAREXEL International Corp. (a)	42,977	2,748,809

		10,756,039

Industrials (13.9%)
Canadian National Railway Co.	44,700	2,391,003
Deere & Co.	31,084	2,393,779
Equifax, Inc.	21,214	2,244,441
Lockheed Martin Corp.	12,401	2,616,611
RBC Bearings, Inc. (a)	25,194	1,494,760
Rockwell Automation, Inc.	11,532	1,102,113
Verisk Analytics, Inc. (a)	20,943	1,528,839

		13,771,546

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2016 (Unaudited)

Aberdeen Equity Long-Short Fund

Information Technology (17.4%)
Alliance Data Systems Corp. (a)	4,900	$978,971
Cognizant Technology Solutions Corp., Class A (a)	57,200	3,621,332
FEI Co.	23,200	1,680,840
Oracle Corp.	81,155	2,946,738
QUALCOMM, Inc.	35,797	1,623,036
Texas Instruments, Inc.	44,700	2,365,971
Visa, Inc., Class A	53,580	3,991,174

		17,208,062

Materials (6.2%)
Ecolab, Inc.	19,816	2,137,552
International Flavors & Fragrances, Inc.	17,200	2,011,712
Praxair, Inc.	19,600	1,960,000

		6,109,264

Telecommunication Services (2.7%)
Verizon Communications, Inc.	52,798	2,638,316

Total Common Stocks—Long Positions		89,046,509

REPURCHASE AGREEMENT (10.1%)
Repurchase Agreement, Fixed Income Clearing Corp., 0.03%, dated 01/29/2016, due 02/01/2016, repurchase price $9,958,025 collateralized by U.S. Treasury Bond, maturing 02/15/2043; total market value of $10,160,842	$9,958,000	9,958,000

Total Repurchase Agreement		9,958,000

Total Investments (Cost $92,822,271) (b)—100.3%		99,004,509

Liabilities in excess of other assets—(0.3)%		(283,329)

Net Assets—100.0%		$98,721,180

COMMON STOCKS—SHORT POSITIONS (41.2%)
Consumer Discretionary (7.9%)
Chipotle Mexican Grill, Inc.(a)	3,610	1,635,222
Gap, Inc.	55,900	1,381,848
Garmin Ltd.	55,300	1,945,454
Kohl’s Corp.	35,100	1,746,225
Leggett & Platt, Inc.	26,300	1,091,713

		7,800,462

Consumer Staples (9.9%)
B&G Foods, Inc.	83,800	3,051,996
Clorox Co.	27,200	3,510,160
United Natural Foods, Inc.(a)	27,400	959,548
Whole Foods Market, Inc.	76,833	2,251,975

		9,773,679

Energy (1.6%)
Patterson-UTI Energy, Inc.	113,100	1,626,378

Financials (6.7%)
Allstate Corp. (The)	39,842	2,414,425
FactSet Research Systems, Inc.	15,000	2,260,500
Legg Mason, Inc.	26,100	799,182

See accompanying Notes to Statements of Investments.

Statement of Investments (concluded)

January 31, 2016 (Unaudited)

Aberdeen Equity Long-Short Fund

State Street Corp.	21,200	$1,181,476

		6,655,583

Health Care (2.7%)
Agilent Technologies, Inc.	41,400	1,558,710
Cardinal Health, Inc.	13,072	1,063,669

		2,622,379

Industrials (5.9%)
Fastenal Co.	79,600	3,228,576
PACCAR, Inc.	52,557	2,578,972

		5,807,548

Information Technology (6.5%)
CA, Inc.	60,400	1,735,292
International Business Machines Corp.	24,600	3,069,834
NetApp, Inc.	72,800	1,596,504

		6,401,630

Total Common Stocks—Short Positions		40,687,659

EXCHANGE TRADED FUNDS—SHORT POSITIONS (4.1%)
Equity Funds (4.1%)
Powershares QQQ Trust, Series 1	21,523	2,241,190
Utilities Select Sector SPDR Fund	39,584	1,797,905

		4,039,095

Total Exchange Traded Funds—Short Positions		4,039,095

Total Securities Sold Short (Proceeds $46,873,124)—45.3%		$44,726,754

(a)	Non-income producing security.
(b)	See accompanying Notes to Statements of Investments for tax unrealized appreciation/depreciation of securities.

See accompanying Notes to Statements of Investments.

Statement of Investments

January 31, 2016 (Unaudited)

Aberdeen European Equity Fund

	Shares or Principal Amount	Value
COMMON STOCKS (95.0%)
AUSTRIA (2.0%)
Energy (2.0%)
Schoeller-Bleckmann Oilfield Equipment AG (a)	505	$26,360

DENMARK (4.5%)
Health Care (3.3%)
Novo Nordisk AS, Class B (a)	790	44,136

Materials (1.2%)
Novozymes AS, B Shares (a)	375	15,652

		59,788

FRANCE (7.4%)
Consumer Staples (3.3%)
Casino Guichard-Perrachon SA (a)	475	21,531
L’Oreal SA (a)	128	21,879

		43,410

Industrials (2.6%)
Schneider Electric SE (a)	655	34,948

Utilities (1.5%)
Engie (a)	1,235	19,705

		98,063

GERMANY (5.8%)
Consumer Staples (1.8%)
Henkel AG & Co. KGaA (a)	260	23,974

Health Care (1.0%)
Bayer AG (a)	120	13,506

Materials (3.0%)
Linde AG (a)	290	39,462

		76,942

NETHERLANDS (2.1%)
Energy (2.1%)
Royal Dutch Shell PLC, A Shares (a)	1,293	28,273

NORWAY (2.3%)
Industrials (2.3%)
Kongsberg Gruppen AS (a)	1,885	30,060

SWEDEN (10.6%)
Financials (2.8%)
Nordea Bank AB (a)	3,750	37,762

Industrials (5.6%)
Assa Abloy AB, Class B (a)	1,685	35,714

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2016 (Unaudited)

Aberdeen European Equity Fund

Atlas Copco AB, B Shares (a)	1,850	$37,783

		73,497

Information Technology (2.2%)
Telefonaktiebolaget LM Ericsson, B Shares (a)	3,225	28,646

		139,905

SWITZERLAND (19.9%)
Consumer Discretionary (2.2%)
Swatch Group AG (a)	430	28,537

Consumer Staples (3.6%)
Nestle SA (a)	640	47,150

Financials (2.5%)
UBS Group AG (a)	2,040	33,711

Health Care (3.9%)
Roche Holding AG (a)	202	52,323

Industrials (2.9%)
Schindler Holding AG (a)	250	38,313

Information Technology (2.4%)
Temenos Group AG (a)(b)	650	31,594

Materials (2.4%)
LafargeHolcim Ltd. (a)(b)	361	15,194
Syngenta AG (a)	44	16,202

		31,396

		263,024

UNITED KINGDOM (40.4%)
Consumer Discretionary (4.3%)
Compass Group PLC (a)	1,665	28,654
Pearson PLC (a)	2,500	28,224

		56,878

Consumer Staples (10.5%)
Associated British Foods PLC (a)	365	16,466
British American Tobacco PLC (a)	980	54,609
Tesco PLC (a)(b)	8,055	20,042
Unilever PLC (a)	1,080	47,482

		138,599

Energy (2.9%)
BG Group PLC (a)	2,525	38,210

Financials (7.5%)
Prudential PLC (a)	2,255	44,302
Schroders PLC, Non-Voting Shares (a)	865	25,265
Standard Chartered PLC (a)	4,349	29,339

		98,906

Health Care (2.1%)
GlaxoSmithKline PLC (a)	1,325	27,296

See accompanying Notes to Statements of Investments.

Statement of Investments (concluded)

January 31, 2016 (Unaudited)

Aberdeen European Equity Fund

Industrials (8.2%)
Cobham PLC (a)	4,896	$17,775
Experian PLC (a)	1,995	34,032
Rolls-Royce Holdings PLC (a)(b)	4,800	38,182
Weir Group PLC (The) (a)	1,530	18,944

		108,933

Materials (3.7%)
BHP Billiton PLC (a)	1,775	17,235
Croda International PLC (a)	780	31,855

		49,090

Utilities (1.2%)
Centrica PLC (a)	5,430	15,932

		533,844

Total Common Stocks		1,256,259

Total Investments (Cost $1,523,744) (c)—95.0%		1,256,259

Other assets in excess of liabilities—5.0%		65,618

Net Assets—100.0%		$1,321,877

(a)	Fair Valued Security. Fair Values are determined pursuant to procedures approved by the Fund’s Board of Trustees. See Note 1(a) of the accompanying Notes to Statements of Investments.
(b)	Non-income producing security.
(c)	See accompanying Notes to Statements of Investments for tax unrealized appreciation/depreciation of securities.

See accompanying Notes to Statements of Investments.

Statement of Investments

January 31, 2016 (Unaudited)

Aberdeen Global Equity Fund

	Shares or Principal Amount	Value
COMMON STOCKS (88.4%)
CANADA (3.1%)
Industrials (1.5%)
Canadian National Railway Co.	23,700	$1,284,899

Materials (1.6%)
Potash Corp. of Saskatchewan, Inc.	85,900	1,400,497

		2,685,396

FRANCE (1.2%)
Industrials (1.2%)
Schneider Electric SE (a)	19,700	1,051,108

GERMANY (1.5%)
Health Care (1.5%)
Fresenius Medical Care AG & Co. KGaA (a)	14,400	1,278,875

HONG KONG (5.2%)
Financials (2.7%)
AIA Group Ltd. (a)	297,300	1,654,756
Swire Pacific Ltd., Class A (a)	75,800	731,716

		2,386,472

Industrials (2.5%)
Jardine Matheson Holdings Ltd. (a)	25,900	1,360,652
MTR Corp. Ltd. (a)	174,000	790,034

		2,150,686

		4,537,158

INDIA (1.9%)
Consumer Staples (0.9%)
ITC Ltd. (a)	171,300	805,414

Financials (1.0%)
Housing Development Finance Corp. Ltd. (a)	48,800	852,084

		1,657,498

ISRAEL (1.6%)
Information Technology (1.6%)
Check Point Software Technologies Ltd. (b)	17,200	1,355,532

ITALY (1.3%)
Energy (1.3%)
Tenaris SA, ADR	51,900	1,081,596

JAPAN (8.2%)
Consumer Staples (3.0%)
Japan Tobacco, Inc. (a)	66,300	2,596,555

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2016 (Unaudited)

Aberdeen Global Equity Fund

Financials (1.4%)
Daito Trust Construction Co. Ltd. (a)	9,800	$1,245,932

Industrials (1.4%)
FANUC Corp. (a)	8,710	1,166,178

Materials (2.4%)
Shin-Etsu Chemical Co. Ltd. (a)	40,000	2,043,051

		7,051,716

MEXICO (2.4%)
Consumer Staples (2.4%)
Fomento Economico Mexicano SAB de CV, ADR	22,200	2,105,004

SINGAPORE (0.8%)
Financials (0.8%)
City Developments Ltd. (a)	133,400	654,377

SOUTH AFRICA (1.1%)
Telecommunication Services (1.1%)
MTN Group Ltd. (a)	108,300	957,037

SWEDEN (2.2%)
Financials (0.9%)
Nordea Bank AB (a)	81,139	817,045

Industrials (1.3%)
Atlas Copco AB, A Shares (a)	52,300	1,119,573

		1,936,618

SWITZERLAND (8.9%)
Consumer Staples (2.2%)
Nestle SA (a)	26,100	1,922,848

Financials (0.1%)
Zurich Insurance Group AG (a)(b)	518	114,823

Health Care (6.6%)
Novartis AG (a)	33,700	2,610,854
Roche Holding AG (a)	11,800	3,056,485

		5,667,339

		7,705,010

TAIWAN (3.3%)
Information Technology (3.3%)
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	128,800	2,878,680

UNITED KINGDOM (13.0%)
Consumer Staples (3.1%)
British American Tobacco PLC (a)	48,300	2,691,443

Energy (1.8%)
Royal Dutch Shell PLC, B Shares (a)	68,600	1,494,652

Financials (2.9%)
HSBC Holdings PLC (a)	205,530	1,449,504

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2016 (Unaudited)

Aberdeen Global Equity Fund

Standard Chartered PLC (a)	160,130	$1,080,236

		2,529,740

Industrials (2.6%)
Experian PLC (a)	77,600	1,323,767
Rolls-Royce Holdings PLC (a)(b)	118,046	939,002

		2,262,769

Materials (0.6%)
BHP Billiton PLC (a)	55,600	539,883

Telecommunication Services (2.0%)
Vodafone Group PLC (a)	542,300	1,743,141

		11,261,628

UNITED STATES (32.7%)
Consumer Discretionary (3.9%)
Comcast Corp., Class A	33,600	1,871,856
TJX Cos., Inc.	20,900	1,488,916

		3,360,772

Consumer Staples (8.9%)
CVS Health Corp.	30,500	2,945,995
PepsiCo, Inc.	26,200	2,601,660
Philip Morris International, Inc.	24,300	2,187,243

		7,734,898

Energy (5.5%)
EOG Resources, Inc.	45,000	3,195,900
Schlumberger Ltd.	21,800	1,575,486

		4,771,386

Financials (3.0%)
Intercontinental Exchange, Inc.	4,900	1,292,620
M&T Bank Corp.	12,000	1,322,160

		2,614,780

Health Care (3.2%)
Johnson & Johnson	19,000	1,984,360
Perrigo Co. PLC	5,500	795,190

		2,779,550

Information Technology (6.8%)
Cognizant Technology Solutions Corp., Class A (b)	23,200	1,468,792
Oracle Corp.	67,700	2,458,187
Visa, Inc., Class A	25,700	1,914,393

		5,841,372

Materials (1.4%)
Praxair, Inc.	11,950	1,195,000

		28,297,758

Total Common Stocks		76,494,991

See accompanying Notes to Statements of Investments.

Statement of Investments (concluded)

January 31, 2016 (Unaudited)

Aberdeen Global Equity Fund

PREFERRED STOCKS (6.5%)
BRAZIL (1.9%)
Financials (1.3%)
Banco Bradesco SA, ADR, Preferred Shares	257,600	$1,177,232

Materials (0.6%)
Vale SA, ADR, Preferred Shares	267,500	494,875

		1,672,107

GERMANY (1.7%)
Consumer Staples (1.7%)
Henkel AG & Co. KGaA, Preferred Shares (a)	13,400	1,423,772

REPUBLIC OF SOUTH KOREA (2.9%)
Information Technology (2.9%)
Samsung Electronics Co. Ltd., GDR, Preferred Shares (c)	6,100	2,501,000

Total Preferred Stocks		5,596,879

REPURCHASE AGREEMENT (2.4%)
UNITED STATES (2.4%)
Repurchase Agreement, Fixed Income Clearing Corp., 0.03%, dated 01/29/2016, due 02/01/2016, repurchase price $2,067,005, collateralized by U.S. Treasury Bond, maturing 08/15/2043; total market value of $2,110,938	$2,067,000	2,067,000

Total Repurchase Agreement		2,067,000

Total Investments (Cost $93,639,900) (d)—97.3%		84,158,870

Other assets in excess of liabilities—2.7%		2,313,500

Net Assets—100.0%		$86,472,370

(a)	Fair Valued Security. Fair Values are determined pursuant to procedures approved by the Fund’s Board of Trustees. See Note 1(a) of the accompanying Notes to Statements of Investments.
(b)	Non-income producing security.
(c)	Denotes a security issued under Regulation S or Rule 144A.
(d)	See accompanying Notes to Statements of Investments for tax unrealized appreciation/depreciation of securities.

ADR	American Depositary Receipt
GDR	Global Depositary Receipt

See accompanying Notes to Statements of Investments.

Statement of Investments

January 31, 2016 (Unaudited)

Aberdeen Global Natural Resources Fund

	Shares or Principal Amount	Value
COMMON STOCKS (94.8%)
BRAZIL (5.5%)
Industrials (3.1%)
Wilson Sons Ltd., BDR	77,800	$554,936

Materials (2.4%)
Vale SA, ADR	176,300	431,935

		986,871

CANADA (11.2%)
Industrials (2.0%)
Canadian National Railway Co.	6,500	347,685

Materials (9.2%)
Goldcorp, Inc.	72,600	827,108
Potash Corp. of Saskatchewan, Inc.	51,300	836,190

		1,663,298

		2,010,983

DENMARK (2.0%)
Materials (2.0%)
Novozymes AS, B Shares (a)	8,500	354,783

FRANCE (3.1%)
Energy (3.1%)
TOTAL SA (a)	12,600	559,703

GERMANY (8.7%)
Consumer Staples (1.5%)
KWS Saat SE	950	263,870

Health Care (1.4%)
Bayer AG (a)	2,300	258,856

Materials (5.8%)
BASF SE (a)	3,600	239,952
FUCHS PETROLUB SE (a)	5,665	200,506
Linde AG (a)	4,500	612,338

		1,052,796

		1,575,522

ISRAEL (1.0%)
Materials (1.0%)
Frutarom Industries Ltd. (a)	3,400	172,159

ITALY (7.6%)
Energy (7.6%)
Eni SpA (a)	37,500	544,205
Tenaris SA, ADR	39,300	819,012

		1,363,217

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2016 (Unaudited)

Aberdeen Global Natural Resources Fund

JAPAN (4.9%)
Materials (4.9%)
Shin-Etsu Chemical Co. Ltd. (a)	17,300	$883,620

NETHERLANDS (1.1%)
Energy (1.1%)
Koninklijke Vopak NV (a)	4,600	200,079

SWITZERLAND (1.0%)
Materials (1.0%)
Givaudan SA (a)(b)	100	187,269

UNITED KINGDOM (21.5%)
Energy (12.7%)
BG Group PLC (a)	50,500	764,206
John Wood Group PLC (a)	61,000	563,844
Royal Dutch Shell PLC, B Shares (a)	44,700	973,921

		2,301,971

Industrials (0.9%)
Weir Group PLC (The) (a)	12,900	159,721

Materials (7.9%)
BHP Billiton PLC (a)	74,100	719,521
Rio Tinto PLC (a)	28,700	703,774

		1,423,295

		3,884,987

UNITED STATES (27.2%)
Energy (15.8%)
Chevron Corp.	7,300	631,231
EOG Resources, Inc.	18,900	1,342,278
Schlumberger Ltd.	12,200	881,694

		2,855,203

Industrials (1.1%)
Deere & Co.	2,500	192,525

Materials (10.3%)
Compass Minerals International, Inc.	2,300	172,155
Monsanto Co.	8,500	770,100
Praxair, Inc.	9,200	920,000

		1,862,255

		4,909,983

Total Common Stocks		17,089,176

PREFERRED STOCKS (2.5%)
CHILE (2.5%)
Materials (2.5%)
Sociedad Quimica y Minera de Chile SA, ADR, Preferred Shares	27,000	438,210

Total Preferred Stocks		438,210

See accompanying Notes to Statements of Investments.

Statement of Investments (concluded)

January 31, 2016 (Unaudited)

Aberdeen Global Natural Resources Fund

REPURCHASE AGREEMENT (4.0%)
UNITED STATES (4.0%)
Repurchase Agreement, Fixed Income Clearing Corp., 0.03%, dated 01/29/2016, due 02/01/2016, repurchase price $725,002 collateralized by U.S. Treasury Bond, maturing 02/15/2043; total market value of $741,844	$725,000	$725,000

Total Repurchase Agreement		725,000

Total Investments (Cost $25,889,870) (c)—101.3%		18,252,386

Liabilities in excess of other assets—(1.3)%		(228,836)
Net Assets—100.0%		$18,023,550

(a)	Fair Valued Security. Fair Values are determined pursuant to procedures approved by the Fund’s Board of Trustees. See Note 1(a) of the accompanying Notes to Statements of Investments.
(b)	Non-income producing security.
(c)	See accompanying Notes to Statements of Investments for tax unrealized appreciation/depreciation of securities.

ADR	American Depositary Receipt
BDR	Brazilian Depositary Receipt

See accompanying Notes to Statements of Investments.

Statement of Investments

January 31, 2016 (Unaudited)

Aberdeen Global Small Cap Fund

	Shares or Principal Amount	Value
COMMON STOCKS (99.0%)
AUSTRALIA (1.5%)
Consumer Discretionary (1.5%)
ARB Corp. Ltd. (a)	99,400	$1,084,185

BRAZIL (7.4%)
Consumer Discretionary (1.8%)
Arezzo Industria e Comercio SA	283,500	1,346,692

Financials (2.0%)
Iguatemi Empresa de Shopping Centers SA	285,500	1,440,420

Health Care (2.7%)
OdontoPrev SA	768,400	1,940,307

Industrials (0.9%)
Wilson Sons Ltd., BDR	92,400	659,076

		5,386,495

CANADA (1.0%)
Financials (1.0%)
Canadian Western Bank	45,200	740,804

CHILE (5.3%)
Consumer Staples (4.3%)
Embotelladora Andina SA, Class A	826,800	1,999,201
Vina Concha y Toro SA	690,300	1,098,249

		3,097,450

Financials (1.0%)
Parque Arauco SA	462,300	719,954

		3,817,404

FRANCE (1.3%)
Health Care (1.3%)
Virbac SA (a)	5,000	918,545

GERMANY (6.3%)
Consumer Discretionary (1.0%)
Fielmann AG (a)	9,900	746,974

Consumer Staples (1.5%)
KWS Saat SE	3,800	1,055,481

Materials (3.8%)
FUCHS PETROLUB SE (a)	37,700	1,334,349
Symrise AG (a)	22,000	1,426,683

		2,761,032

		4,563,487

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2016 (Unaudited)

Aberdeen Global Small Cap Fund

HONG KONG (4.5%)
Consumer Discretionary (1.9%)
Samsonite International SA (a)	546,000	$1,411,739

Industrials (1.6%)
Kerry Logistics Network Ltd. (a)	840,000	1,162,700

Telecommunication Services (1.0%)
Asia Satellite Telecommunications Holdings Ltd. (a)	564,000	719,650

		3,294,089

INDIA (4.9%)
Health Care (2.0%)
Sanofi India Ltd. (a)	23,000	1,436,806

Materials (2.9%)
Castrol (India) Ltd. (a)	333,500	2,075,475

		3,512,281

INDONESIA (1.5%)
Consumer Discretionary (1.5%)
Ace Hardware Indonesia Tbk PT (a)	18,524,000	1,082,417

ISRAEL (3.8%)
Consumer Staples (2.8%)
Osem Investments Ltd. (a)	67,500	1,129,427
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd. (a)	19,902	865,999

		1,995,426

Materials (1.0%)
Frutarom Industries Ltd. (a)	15,000	759,526

		2,754,952

JAPAN (8.4%)
Consumer Discretionary (1.9%)
Resorttrust, Inc. (a)	54,900	1,383,186

Consumer Staples (2.0%)
Calbee, Inc. (a)	35,400	1,471,109

Health Care (3.6%)
Asahi Intecc Co. Ltd. (a)	31,800	1,465,536
Sysmex Corp. (a)	17,100	1,101,113

		2,566,649

Industrials (0.9%)
Nabtesco Corp. (a)	37,900	655,749

		6,076,693

MALAYSIA (1.5%)
Consumer Staples (1.5%)
Carlsberg Brewery Malaysia Bhd	393,900	1,107,281

MEXICO (1.0%)
Industrials (1.0%)
Grupo Aeroportuario del Sureste SAB de CV, Class B	54,400	744,419

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2016 (Unaudited)

Aberdeen Global Small Cap Fund

NEW ZEALAND (1.0%)
Industrials (1.0%)
Auckland International Airport Ltd. (a)	193,800	$699,183

SINGAPORE (2.5%)
Health Care (2.5%)
Raffles Medical Group Ltd. (a)	631,984	1,804,805

SOUTH AFRICA (2.4%)
Consumer Staples (2.4%)
Clicks Group Ltd.	318,700	1,743,443

SPAIN (2.0%)
Consumer Staples (2.0%)
Viscofan SA (a)	24,000	1,438,513

SWITZERLAND (5.5%)
Consumer Staples (3.1%)
Barry Callebaut AG (a)(b)	1,970	2,255,250

Industrials (2.4%)
Kaba Holding AG, Class B (a)	2,800	1,729,693

		3,984,943

THAILAND (3.4%)
Financials (1.9%)
Tesco Lotus Retail Growth Freehold & Leasehold Property Fund (c)	3,695,800	1,416,986

Utilities (1.5%)
Electricity Generating PCL, Foreign Shares (a)	230,300	1,077,005

		2,493,991

UNITED KINGDOM (21.6%)
Consumer Discretionary (1.8%)
Millennium & Copthorne Hotels PLC	222,700	1,318,803

Consumer Staples (1.4%)
PZ Cussons PLC (a)	270,000	1,027,141

Energy (2.2%)
John Wood Group PLC (a)	167,100	1,544,564

Financials (3.4%)
Close Brothers Group PLC (a)	56,900	1,048,368
Rathbone Brothers PLC	44,400	1,429,801

		2,478,169

Health Care (1.4%)
Dechra Pharmaceuticals PLC (a)	72,100	1,029,871

Industrials (7.2%)
Rotork PLC (a)	572,200	1,400,984
Spirax-Sarco Engineering PLC (a)	32,300	1,409,803
Ultra Electronics Holdings PLC (a)	52,300	1,422,976
Weir Group PLC (The) (a)	79,400	983,086

		5,216,849

See accompanying Notes to Statements of Investments.

Statement of Investments (concluded)

January 31, 2016 (Unaudited)

Aberdeen Global Small Cap Fund

Information Technology (1.5%)
AVEVA Group PLC (a)	55,600	$1,062,488

Materials (2.7%)
Croda International PLC (a)	17,100	698,358
Victrex PLC (a)	57,400	1,274,251

		1,972,609

		15,650,494

UNITED STATES (12.2%)
Consumer Staples (2.4%)
Casey’s General Stores, Inc.	14,700	1,774,878

Financials (2.4%)
Jones Lang LaSalle, Inc.	12,200	1,716,784

Health Care (1.4%)
PAREXEL International Corp. (b)	15,900	1,016,964

Industrials (2.4%)
RBC Bearings, Inc. (b)	29,200	1,732,436

Information Technology (1.6%)
Fair Isaac Corp.	12,100	1,156,397

Materials (2.0%)
Compass Minerals International, Inc.	19,100	1,429,635

		8,827,094

Total Common Stocks		71,725,518

REPURCHASE AGREEMENT (2.6%)
UNITED STATES (2.6%)
Repurchase Agreement, Fixed Income Clearing Corp., 0.03%, dated 01/29/2016, due 02/01/2016, repurchase price $1,895,005, collateralized by U.S. Treasury Bond, maturing 08/15/2043; total market value of $1,936,031	$1,895,000	1,895,000

Total Repurchase Agreement		1,895,000

Total Investments (Cost $77,137,548) (d)—101.6%		73,620,518

Liabilities in excess of other assets—(1.6)%		(1,162,062)

Net Assets—100.0%		$72,458,456

(a)	Fair Valued Security. Fair Values are determined pursuant to procedures approved by the Fund’s Board of Trustees. See Note 1(a) of the accompanying Notes to Statements of Investments.
(b)	Non-income producing security.
(c)	As of January 31, 2016, security is a closed-end fund incorporated in Thailand.
(d)	See accompanying Notes to Statements of Investments for tax unrealized appreciation/depreciation of securities.

BDR	Brazilian Depositary Receipt

See accompanying Notes to Statements of Investments.

Statement of Investments

January 31, 2016 (Unaudited)

Aberdeen International Equity Fund

	Shares or Principal Amount	Value
COMMON STOCKS (91.5%)
AUSTRALIA (1.0%)
Health Care (1.0%)
CSL Ltd. (a)	65,700	$4,893,932

CANADA (5.8%)
Industrials (2.1%)
Canadian National Railway Co.	183,000	9,921,372

Materials (2.1%)
Potash Corp. of Saskatchewan, Inc.	589,500	9,611,093

Telecommunication Services (1.6%)
TELUS Corp.	277,600	7,722,230

		27,254,695

FRANCE (4.2%)
Consumer Staples (2.7%)
Casino Guichard-Perrachon SA (a)	174,000	7,887,235
L’Oreal SA (a)	28,000	4,785,891

		12,673,126

Industrials (1.5%)
Schneider Electric SE (a)	135,800	7,245,711

		19,918,837

GERMANY (3.5%)
Health Care (2.1%)
Fresenius Medical Care AG & Co. KGaA (a)	109,200	9,698,134

Materials (1.4%)
Linde AG (a)	49,300	6,708,504

		16,406,638

HONG KONG (7.2%)
Financials (3.9%)
AIA Group Ltd. (a)	2,545,900	14,170,347
Swire Pacific Ltd., Class A (a)	459,000	4,430,838

		18,601,185

Industrials (3.3%)
Jardine Matheson Holdings Ltd. (a)	206,000	10,822,170
MTR Corp. Ltd. (a)	1,009,000	4,581,290

		15,403,460

		34,004,645

INDIA (2.1%)
Consumer Staples (1.1%)
ITC Ltd. (a)	1,027,800	4,832,483

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2016 (Unaudited)

Aberdeen International Equity Fund

Financials (1.0%)
Housing Development Finance Corp. Ltd. (a)	274,600	$4,794,721

		9,627,204

ISRAEL (2.2%)
Information Technology (2.2%)
Check Point Software Technologies Ltd. (b)	128,500	10,127,085

ITALY (1.4%)
Energy (1.4%)
Tenaris SA, ADR	317,700	6,620,868

JAPAN (10.8%)
Consumer Staples (4.6%)
Japan Tobacco, Inc. (a)	553,200	21,665,369

Financials (1.1%)
Daito Trust Construction Co. Ltd. (a)	43,200	5,492,273

Industrials (2.1%)
FANUC Corp. (a)	73,300	9,814,108

Materials (3.0%)
Shin-Etsu Chemical Co. Ltd. (a)	277,000	14,148,130

		51,119,880

MEXICO (2.8%)
Consumer Staples (2.8%)
Fomento Economico Mexicano SAB de CV, ADR	138,100	13,094,642

SINGAPORE (6.0%)
Financials (3.4%)
City Developments Ltd. (a)	1,398,000	6,857,711
Oversea-Chinese Banking Corp. Ltd. (a)	1,656,900	9,272,155

		16,129,866

Telecommunication Services (2.6%)
Singapore Telecommunications Ltd. (a)	4,984,000	12,358,574

		28,488,440

SOUTH AFRICA (1.6%)
Telecommunication Services (1.6%)
MTN Group Ltd. (a)	854,700	7,552,904

SWEDEN (2.9%)
Financials (1.0%)
Nordea Bank AB (a)	461,711	4,649,292

Industrials (1.9%)
Atlas Copco AB, A Shares (a)	427,900	9,159,945

		13,809,237

SWITZERLAND (13.4%)
Consumer Staples (4.3%)
Nestle SA (a)	274,300	20,208,329

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2016 (Unaudited)

Aberdeen International Equity Fund

Financials (0.1%)
Zurich Insurance Group AG (a)(b)	2,952	$654,356

Health Care (9.0%)
Novartis AG (a)	265,300	20,553,696
Roche Holding AG (a)	84,300	21,835,736

		42,389,432

		63,252,117

TAIWAN (3.8%)
Information Technology (3.8%)
Taiwan Semiconductor Manufacturing Co. Ltd. (a)	4,158,000	17,904,043

UNITED KINGDOM (22.8%)
Consumer Discretionary (1.0%)
Whitbread PLC (a)	82,200	4,710,902

Consumer Staples (3.8%)
British American Tobacco PLC (a)	324,400	18,076,687

Energy (4.7%)
John Wood Group PLC (a)	841,400	7,777,356
Royal Dutch Shell PLC, B Shares (a)	666,400	14,519,476

		22,296,832

Financials (4.8%)
HSBC Holdings PLC (a)	1,312,900	9,259,250
Prudential PLC (a)	351,600	6,907,595
Standard Chartered PLC (a)	945,957	6,381,418

		22,548,263

Industrials (4.5%)
Experian PLC (a)	590,500	10,073,252
Rolls-Royce Holdings PLC (a)(b)	915,100	7,279,200
Weir Group PLC (The) (a)	317,000	3,924,915

		21,277,367

Materials (0.8%)
BHP Billiton PLC (a)	381,500	3,704,415

Telecommunication Services (3.2%)
Inmarsat PLC (a)	306,400	4,824,106
Vodafone Group PLC (a)	3,163,200	10,167,629

		14,991,735

		107,606,201

Total Common Stocks		431,681,368

PREFERRED STOCKS (7.9%)
BRAZIL (2.3%)
Financials (1.5%)
Banco Bradesco SA, ADR, Preferred Shares	1,588,000	7,257,160

Materials (0.8%)
Vale SA, ADR, Preferred Shares	2,023,400	3,743,290

		11,000,450

See accompanying Notes to Statements of Investments.

Statement of Investments (concluded)

January 31, 2016 (Unaudited)

Aberdeen International Equity Fund

GERMANY (1.6%)
Consumer Staples (1.6%)
Henkel AG & Co. KGaA, Preferred Shares (a)	70,400	$7,480,114

REPUBLIC OF SOUTH KOREA (4.0%)
Information Technology (4.0%)
Samsung Electronics Co. Ltd., GDR, Preferred Shares (c)	46,100	18,901,000

Total Preferred Stocks		37,381,564

REPURCHASE AGREEMENT (2.0%)
UNITED STATES (2.0%)
Repurchase Agreement, Fixed Income Clearing Corp., 0.03%, dated 01/29/2016, due 02/01/2016, repurchase price $9,687,024, collateralized by U.S. Treasury Bond, maturing 02/15/2043; total market value of $9,884,024	$9,687,000	9,687,000

Total Repurchase Agreement		9,687,000

Total Investments (Cost $564,992,671) (d)—101.4%		478,749,932

Liabilities in excess of other assets—(1.4)%		(6,635,547)

Net Assets—100.0%		$472,114,385

(a)	Fair Valued Security. Fair Values are determined pursuant to procedures approved by the Fund’s Board of Trustees. See Note 1(a) of the accompanying Notes to Statements of Investments.
(b)	Non-income producing security.
(c)	Denotes a security issued under Regulation S or Rule 144A.
(d)	See accompanying Notes to Statements of Investments for tax unrealized appreciation/depreciation of securities.

ADR	American Depositary Receipt
GDR	Global Depositary Receipt

See accompanying Notes to Statements of Investments.

Statement of Investments

January 31, 2016 (Unaudited)

Aberdeen Japanese Equities Fund

	Shares or Principal Amount	Value
COMMON STOCKS (97.5%)(a)
JAPAN (97.5%)
Consumer Discretionary (16.1%)
Asics Corp.	900	$16,709
Denso Corp.	400	17,251
Honda Motor Co. Ltd.	800	21,686
Rinnai Corp.	200	18,367
Sekisui House Ltd.	600	9,444
Shimano, Inc.	100	15,952
Toyota Motor Corp.	700	42,161
USS Co. Ltd.	600	9,217

		150,787

Consumer Staples (14.9%)
Japan Tobacco, Inc.	1,400	54,829
Pigeon Corp.	900	19,326
Seven & i Holdings Co. Ltd.	1,000	44,602
Unicharm Corp.	1,100	21,472

		140,229

Financials (14.6%)
AEON Financial Service Co. Ltd.	1,000	23,005
Bank of Yokohama Ltd. (The)	4,000	21,335
Daito Trust Construction Co. Ltd.	300	38,141
Japan Exchange Group, Inc.	800	11,373
Mitsubishi Estate Co. Ltd.	1,000	19,797
Suruga Bank Ltd.	1,300	23,602

		137,253

Health Care (9.7%)
Astellas Pharma, Inc.	2,500	34,616
Chugai Pharmaceutical Co. Ltd.	1,000	30,635
Sysmex Corp.	400	25,757

		91,008

Industrials (19.8%)
Amada Holdings Co. Ltd.	4,200	39,668
Daikin Industries Ltd.	400	27,026
East Japan Railway Co.	400	36,767
FANUC Corp.	200	26,778
Makita Corp.	400	22,515
Nabtesco Corp.	1,900	32,874

		185,628

Information Technology (9.3%)
Canon, Inc.	800	22,354
Keyence Corp.	100	47,189
Yahoo Japan Corp.	4,700	17,930

		87,473

See accompanying Notes to Statements of Investments.

Statement of Investments (concluded)

January 31, 2016 (Unaudited)

Aberdeen Japanese Equities Fund

Materials (8.3%)
Kansai Paint Co. Ltd.	1,900	$26,546
Shin-Etsu Chemical Co. Ltd.	1,000	51,076

		77,622

Telecommunication Services (4.8%)
KDDI Corp.	1,800	45,581

		915,581

Total Common Stocks		915,581

Total Investments (Cost $973,887) (b)—97.5%		915,581

Other assets in excess of liabilities—2.5%		23,114

Net Assets—100.0%		$938,695

(a)	All securities are fair valued. Fair Values are determined pursuant to procedures approved by the Fund’s Board of Trustees. See Note 1(a) of the accompanying Notes to Statements of Investments.
(b)	See accompanying Notes to Statements of Investments for tax unrealized appreciation/depreciation of securities.

See accompanying Notes to Statements of Investments.

Statement of Investments

January 31, 2016 (Unaudited)

Aberdeen Latin American Equity Fund

	Shares or Principal Amount	Value
COMMON STOCKS (89.7%)
ARGENTINA (2.5%)
Energy (2.5%)
Tenaris SA, ADR	3,000	$62,520

BRAZIL (44.9%)
Consumer Discretionary (7.5%)
Arezzo Industria e Comercio SA	11,501	54,633
Cia Hering	6,000	19,411
Lojas Renner SA	26,150	115,981

		190,025

Consumer Staples (8.8%)
AMBEV SA	23,328	108,831
BRF SA	6,800	81,995
Natura Cosmeticos SA	5,900	33,056

		223,882

Energy (4.0%)
Ultrapar Participacoes SA	6,800	100,951

Financials (13.9%)
Banco Bradesco SA	2,052	10,050
BM&F Bovespa SA	18,000	46,172
Iguatemi Empresa de Shopping Centers SA	5,500	27,749
Itau Unibanco Holding SA	28,679	162,188
Multiplan Empreendimentos Imobiliarios SA	10,200	105,575

		351,734

Health Care (1.6%)
OdontoPrev SA	16,400	41,412

Industrials (5.4%)
Localiza Rent a Car SA	5,305	29,086
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	3,619	36,083
WEG SA	8,480	32,777
Wilson Sons Ltd., BDR	5,300	37,804

		135,750

Information Technology (1.5%)
Totvs SA	4,500	36,452

Materials (2.2%)
Vale SA	23,300	56,622

		1,136,828

CHILE (10.6%)
Consumer Discretionary (2.9%)
S.A.C.I. Falabella	11,100	73,129

Consumer Staples (3.0%)
Embotelladora Andina SA, Class A (a)	32,000	77,376

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2016 (Unaudited)

Aberdeen Latin American Equity Fund

Financials (4.7%)
Banco Santander Chile, ADR	4,300	$74,347
Parque Arauco SA	28,808	44,863

		119,210

		269,715

COLOMBIA (2.8%)
Consumer Staples (1.0%)
Almacenes Exito SA	6,400	26,594

Financials (1.8%)
Bancolombia SA	6,550	45,097

		71,691

MEXICO (27.4%)
Consumer Staples (15.6%)
Arca Continental SAB de CV	7,000	42,051
Fomento Economico Mexicano SAB de CV, ADR	1,700	161,194
Grupo Lala SAB de CV	12,000	28,436
Kimberly-Clark de Mexico SAB de CV, Class A	17,100	40,813
Organizacion Soriana SAB de CV, Class B (b)	11,500	24,664
Wal-Mart de Mexico SAB de CV	38,400	96,393

		393,551

Financials (6.2%)
Grupo Financiero Banorte SAB de CV	24,916	129,816
Grupo Financiero Santander Mexico SAB de CV, Class B	17,900	27,633

		157,449

Industrials (5.6%)
Grupo Aeroportuario del Centro Norte SAB de CV, ADR (b)	1,800	66,834
Grupo Aeroportuario del Sureste SAB de CV, ADR, B Shares	550	75,185

		142,019

		693,019

PERU (1.5%)
Industrials (0.6%)
Grana y Montero SA, ADR	7,122	15,669

Materials (0.9%)
Cementos Pacasmayo SA	17,677	22,918

		38,587

Total Common Stocks		2,272,360

PREFERRED STOCKS (7.0%)
BRAZIL (7.0%)
Financials (6.6%)
Banco Bradesco SA, Preferred Shares	36,800	166,989

Materials (0.4%)
Bradespar SA, Preferred Shares	7,500	6,225

See accompanying Notes to Statements of Investments.

Statement of Investments (concluded)

January 31, 2016 (Unaudited)

Aberdeen Latin American Equity Fund

Vale SA, ADR, Preferred Shares	2,300	$4,255

		10,480

		177,469

Total Preferred Stocks		177,469

Total Investments (Cost $4,612,106) (c)—96.7%		2,449,829

Other assets in excess of liabilities—3.3%		83,701

Net Assets—100.0%		$2,533,530

(a)	This share class contains full voting rights and no preference on dividends. The two share classes of this company are formally labeled as preferred.
(b)	Non-income producing security.
(c)	See accompanying Notes to Statements of Investments for tax unrealized appreciation/depreciation of securities.

ADR	American Depositary Receipt
BDR	Brazilian Depositary Receipt

See accompanying Notes to Statements of Investments.

Statement of Investments

January 31, 2016 (Unaudited)

Aberdeen Small Cap Fund

	Shares or Principal Amount	Value
COMMON STOCKS (97.2%)
Consumer Discretionary (13.3%)
Core-Mark Holding Co., Inc.	118,877	$9,663,511
Culp, Inc.	293,884	7,441,143
Drew Industries, Inc.	93,655	5,375,797
G-III Apparel Group Ltd. (a)	239,781	11,835,590
Hibbett Sports, Inc. (a)	174,300	5,605,488
La Quinta Holdings, Inc. (a)	511,400	5,799,276
Pool Corp.	120,800	10,207,600

		55,928,405

Consumer Staples (8.7%)
Cal-Maine Foods, Inc.	204,627	10,327,525
Casey’s General Stores, Inc.	77,368	9,341,412
J&J Snack Foods Corp.	73,300	7,914,934
WD-40 Co.	86,747	8,960,965

		36,544,836

Energy (1.2%)
Forum Energy Technologies, Inc. (a)	433,321	4,857,528

Financials (17.9%)
AMERISAFE, Inc.	163,560	8,343,196
Bank of the Ozarks, Inc.	203,120	9,006,341
Boston Private Financial Holdings, Inc.	738,400	7,642,440
Canadian Western Bank	516,869	8,471,206
Glacier Bancorp, Inc.	202,633	4,780,113
Healthcare Realty Trust, Inc.	262,108	7,611,616
MarketAxess Holdings, Inc.	57,101	6,636,849
Sabra Health Care REIT, Inc.	433,804	7,964,641
Univest Corp. of Pennsylvania	312,910	6,158,069
WSFS Financial Corp.	301,353	8,757,318

		75,371,789

Health Care (10.8%)
Emergent BioSolutions, Inc. (a)	278,328	10,186,805
Globus Medical, Inc., Class A (a)	397,202	9,910,190
PAREXEL International Corp. (a)	199,674	12,771,149
Prestige Brands Holdings, Inc. (a)	131,823	6,153,497
US Physical Therapy, Inc.	124,491	6,367,715

		45,389,356

Industrials (18.3%)
Actuant Corp., Class A	362,600	8,441,328
Beacon Roofing Supply, Inc. (a)	165,688	6,710,364
Curtiss-Wright Corp.	126,145	8,704,005
Gibraltar Industries, Inc. (a)	413,281	8,778,088
Multi-Color Corp.	204,396	12,883,080
Progressive Waste Solutions Ltd.	464,410	13,082,430
RBC Bearings, Inc. (a)	171,990	10,204,167

See accompanying Notes to Statements of Investments.

Statement of Investments (concluded)

January 31, 2016 (Unaudited)

Aberdeen Small Cap Fund

US Ecology, Inc.	234,300	$7,959,171

		76,762,633

Information Technology (14.9%)
ExlService Holdings, Inc. (a)	116,555	5,088,791
Fair Isaac Corp.	107,500	10,273,775
FEI Co.	145,200	10,519,740
Heartland Payment Systems, Inc.	54,127	4,984,014
Littelfuse, Inc.	122,374	12,469,911
OSI Systems, Inc. (a)	70,438	3,861,411
Syntel, Inc. (a)	199,500	9,444,330
Teradyne, Inc.	304,500	5,916,435

		62,558,407

Materials (10.0%)
Compass Minerals International, Inc.	113,900	8,525,415
Kaiser Aluminum Corp.	100,200	7,789,548
Quaker Chemical Corp.	132,100	9,908,821
Sensient Technologies Corp.	152,500	9,099,675
Silgan Holdings, Inc.	124,386	6,576,288

		41,899,747

Telecommunication Services (2.1%)
Shenandoah Telecommunications Co.	386,248	8,875,979

Total Common Stocks		408,188,680

REPURCHASE AGREEMENT (2.6%)
Repurchase Agreement, Fixed Income Clearing Corp., 0.03%, dated 01/29/2016, due 02/01/2016, repurchase price $10,742,027, collateralized by U.S. Treasury Note, maturing 05/15/2021; total market value of $10,957,297	$10,742,000	10,742,000

Total Repurchase Agreement		10,742,000

Total Investments (Cost $405,374,253) (b)—99.8%		418,930,680

Other assets in excess of liabilities—0.2%		978,620

Net Assets—100.0%		$419,909,300

(a)	Non-income producing security.
(b)	See accompanying Notes to Statements of Investments for tax unrealized appreciation/depreciation of securities.

REIT	Real Estate Investment Trust

See accompanying Notes to Statements of Investments.

Statement of Investments

January 31, 2016 (Unaudited)

Aberdeen U.S. Multi-Cap Equity Fund

	Shares or Principal Amount	Value
COMMON STOCKS (99.5%)
Consumer Discretionary (11.2%)
BorgWarner, Inc.	226,877	$6,661,109
Comcast Corp., Class A	117,900	6,568,209
Pool Corp.	65,000	5,492,500
PVH Corp.	132,800	9,744,864
TJX Cos., Inc.	126,000	8,976,240

		37,442,922

Consumer Staples (13.9%)
Casey’s General Stores, Inc.	85,809	10,360,579
Costco Wholesale Corp.	53,602	8,100,334
CVS Health Corp.	120,064	11,596,982
Estee Lauder Cos., Inc., Class A	84,904	7,238,066
Philip Morris International, Inc.	100,419	9,038,714

		46,334,675

Energy (6.1%)
Core Laboratories NV	47,600	4,683,840
EOG Resources, Inc.	126,228	8,964,712
Schlumberger Ltd.	94,466	6,827,058

		20,475,610

Financials (16.7%)
American International Group, Inc.	132,325	7,473,716
Bank of the Ozarks, Inc.	170,500	7,559,970
Charles Schwab Corp. (The)	407,300	10,398,369
Intercontinental Exchange, Inc.	43,927	11,587,943
M&T Bank Corp.	107,800	11,877,404
Moody’s Corp.	76,800	6,845,952

		55,743,354

Health Care (11.9%)
Baxter International, Inc.	167,000	6,112,200
Gilead Sciences, Inc.	85,399	7,088,117
Globus Medical, Inc., Class A (a)	321,573	8,023,246
PAREXEL International Corp. (a)	164,700	10,534,212
Teleflex, Inc.	59,966	8,136,787

		39,894,562

Industrials (13.4%)
Canadian National Railway Co.	155,562	8,321,011
Deere & Co.	118,263	9,107,434
Lockheed Martin Corp.	41,982	8,858,202
RBC Bearings, Inc. (a)	108,000	6,407,640
Rockwell Automation, Inc.	67,600	6,460,532
Verisk Analytics, Inc. (a)	77,296	5,642,608

		44,797,427

Information Technology (16.0%)
Cognizant Technology Solutions Corp., Class A (a)	162,600	10,294,206
Fair Isaac Corp.	96,200	9,193,834

See accompanying Notes to Statements of Investments.

Statement of Investments (concluded)

January 31, 2016 (Unaudited)

Aberdeen U.S. Multi-Cap Equity Fund

Oracle Corp.	332,532	$12,074,237
Texas Instruments, Inc.	162,700	8,611,711
Visa, Inc., Class A	181,076	13,488,351

		53,662,339

Materials (10.3%)
Compass Minerals International, Inc.	113,600	8,502,960
Ecolab, Inc.	77,200	8,327,564
Praxair, Inc.	91,905	9,190,500
Sensient Technologies Corp.	141,400	8,437,338

		34,458,362

Total Common Stocks		332,809,251

REPURCHASE AGREEMENT (0.1%)
Repurchase Agreement, Fixed Income Clearing Corp., 0.03%, dated 01/29/2016, due 02/01/2016, repurchase price 449,001 collateralized by U.S. Treasury Bond, maturing 02/15/2043; total market value of $461,363	$449,000	449,000

Total Repurchase Agreement		449,000

Total Investments (Cost $310,858,855) (b)—99.6%		333,258,251

Other assets in excess of liabilities—0.4%		1,286,792

Net Assets—100.0%		$334,545,043

(a)	Non-income producing security.
(b)	See accompanying Notes to Statements of Investments for tax unrealized appreciation/depreciation of securities.

See accompanying Notes to Statements of Investments.

Statement of Investments

January 31, 2016 (Unaudited)

Aberdeen Asia Bond Fund

	Shares or Principal Amount	Value (US$)
CORPORATE BONDS (60.7%)
CHINA (14.0%)
Electric Utilities (1.5%)
Zhejiang Energy Group Hong Kong Ltd. (USD), 2.30%, 09/30/2017 (a)	$540,000	$538,317

Engineering & Construction (2.2%)
China Railway Resources Huitung Ltd. (USD), 3.85%, 02/05/2023 (a)	501,000	508,834
Zhaohai Investment BVI Ltd. (USD), 3.10%, 07/23/2018 (a)	300,000	297,171

Gas Utilities (1.5%)
China Resources Gas Group Ltd. (USD), 4.50%, 04/05/2022 (a)	200,000	211,656
ENN Energy Holdings Ltd. (USD), 6.00%, 05/13/2021 (a)	283,000	313,793

		525,449

Machinery-Diversified (0.6%)
Shanghai Electric Group Investment Ltd. (USD), 3.00%, 08/14/2019 (a)	200,000	200,877

Oil, Gas & Consumable Fuels (3.7%)
CNOOC Nexen Finance 2014 ULC (USD), 4.25%, 04/30/2024	256,000	259,650
CNPC General Capital Ltd. (USD), 2.75%, 05/14/2019 (a)	200,000	201,103
Kunlun Energy Co. Ltd. (USD), 3.75%, 05/13/2025 (a)	314,000	305,613
Sinopec Capital 2013 Ltd., 144A (USD), 3.13%, 04/24/2023 (a)	350,000	338,203
Sinopec Group Overseas Development 2013 Ltd. (USD), 4.38%, 10/17/2023 (a)	200,000	209,071

		1,313,640

Real Estate (2.5%)
Greenland Global Investment Ltd. (USD), 5.88%, 07/03/2024 (a)	389,000	376,660
Wanda Properties International Co. Ltd. (USD), 7.25%, 01/29/2024 (a)	500,000	512,616

		889,276

Semiconductors (1.5%)
Semiconductor Manufacturing International Corp. (USD), 4.13%, 10/07/2019 (a)	530,000	532,756

Transportation (0.5%)
Eastern Creation II Investment Holdings Ltd., REGS (USD), 2.63%, 11/20/2017 (a)	200,000	200,784

		5,007,104

HONG KONG (4.5%)
Commercial Banks (0.9%)
Standard Chartered PLC (USD), 3.95%, 01/11/2023 (a)	325,000	307,348

Commercial Services & Supplies (0.9%)
HPHT Finance 15 Ltd. (USD), 2.88%, 03/17/2020 (a)	318,000	319,948

Diversified Holding Companies (0.3%)
Hutchison Whampoa International Ltd. (USD), 7.63%, 04/09/2019 (a)	100,000	116,308

Real Estate (0.6%)
Hong Kong Land Finance Cayman Islands Co. Ltd. (The) (USD), 4.50%, 06/01/2022	200,000	806,004

Real Estate Investment Trust (REIT) Funds (0.8%)
Champion MTN Ltd. (USD), 3.75%, 01/17/2023 (a)	278,000	272,056

Retail (1.1%)
LS Finance 2022 Ltd. (USD), 4.25%, 10/16/2022 (a)	384,000	390,632

		1,624,333

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2016 (Unaudited)

Aberdeen Asia Bond Fund

INDIA (22.5%)
Commercial Banks (9.4%)
Axis Bank Ltd., Series 21 (INR), 9.15%, 12/31/2022	$40,000,000	$608,919
ICICI Bank Ltd.
(INR), 9.15%, 12/31/2022	50,000,000	761,149
(INR), 9.15%, 08/06/2024	100,000,000	1,570,329
State Bank of India (USD), 3.62%, 04/17/2019 (a)	400,000	409,990

		3,350,387

Diversified Financial Services (8.1%)
Indian Railway Finance Corp. Ltd.
(USD), 3.92%, 02/26/2019 (a)	394,000	406,014
Series 69 (INR), 8.95%, 03/10/2025	50,000,000	781,571
Power Finance Corp. Ltd., Series 118B (INR), 9.39%, 08/27/2024	110,000,000	1,713,023

		2,900,608

Diversified Telecommunication Services (2.1%)
Bharti Airtel International Netherlands BV (USD), 5.13%, 03/11/2023 (a)	519,000	533,791
GCX Ltd. (USD), 7.00%, 08/01/2019 (a)	250,000	229,650

		763,441

Electric Utilities (2.1%)
Power Grid Corp. of India Ltd., Series L (INR), 8.40%, 05/27/2030	50,000,000	732,650

Oil, Gas & Consumable Fuels (0.8%)
ONGC Videsh Ltd. (USD), 3.25%, 07/15/2019 (a)	277,000	278,163

		8,025,249

INDONESIA (9.0%)
Commercial Banks (6.8%)
Bank OCBC Nisp Tbk PT, Series OB (IDR), 9.40%, 02/10/2017	34,000,000,000	2,450,231

Electric Utilities (0.7%)
Perusahaan Listrik Negara PT (USD), 5.25%, 10/24/2042 (a)	331,000	261,490

Oil, Gas & Consumable Fuels (1.4%)
Pertamina Persero PT (USD), 5.63%, 05/20/2043 (a)	633,000	493,226

		3,204,947

MALAYSIA (1.9%)
Commercial Banks (0.6%)
Public Bank Bhd (USD), 6.84%, 08/22/2036 (b)	200,000	201,496

Oil, Gas & Consumable Fuels (1.3%)
Petronas Capital Ltd. (USD), 7.88%, 05/22/2022 (a)	372,000	471,818

		673,314

PHILIPPINES (1.2%)
Diversified Telecommunication Services (1.2%)
Philippine Long Distance Telephone Co. (USD), 8.35%, 03/06/2017	400,000	427,000

REPUBLIC OF SOUTH KOREA (2.8%)
Commercial Banks (0.6%)
Shinhan Bank (USD), 1.88%, 07/30/2018 (a)	200,000	199,207

Diversified Financial Services (0.8%)
Hyundai Capital Services, Inc. (USD), 2.63%, 09/29/2020 (a)	300,000	298,926

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2016 (Unaudited)

Aberdeen Asia Bond Fund

Electric Utilities (0.8%)
Korea Hydro & Nuclear Power Co. Ltd. (USD), 3.00%, 09/19/2022 (a)	$296,000	$302,733

Machinery-Diversified (0.6%)
Doosan Heavy Industries & Construction Co. Ltd. (USD), 2.13%, 04/27/2020 (a)	215,000	212,986

		1,013,852

SINGAPORE (0.7%)
Commercial Banks (0.7%)
Oversea-Chinese Banking Corp. Ltd. (USD), 3.75%, 11/15/2022 (a)(b)	50,000	51,170
United Overseas Bank Ltd. (USD), 2.88%, 10/17/2022 (a)(b)	200,000	201,740

		252,910

THAILAND (3.1%)
Chemicals (0.7%)
PTT Global Chemical PCL (USD), 4.25%, 09/19/2022 (a)	229,000	238,069

Commercial Banks (2.4%)
Bangkok Bank PCL (USD), 9.03%, 03/15/2029 (a)	50,000	70,903
Krung Thai Bank PCL (USD), 5.20%, 12/26/2024 (a)(b)	379,000	390,017
Siam Commercial Bank PCL (USD), 3.50%, 04/07/2019 (a)	389,000	399,219

		860,139

		1,098,208

UNITED KINGDOM (1.0%)
Commercial Banks (1.0%)
HSBC Holdings PLC (USD), 6.38%, 03/30/2025 (b)(c)	370,000	356,536

Total Corporate Bonds		21,683,453

GOVERNMENT BONDS (23.1%)
BANGLADESH (2.0%)
Bangladesh Treasury Bond, Series 5YR (BDT), 11.78%, 08/14/2018 (d)	50,000,000	721,103

CHINA (7.8%)
China Government Bond
Series 1317 (CNY), 3.77%, 08/15/2016 (e)	1,000,000	153,092
Series 1019 (CNY), 3.41%, 06/24/2020 (e)	2,000,000	312,348
Series 1124 (CNY), 3.57%, 11/17/2021 (e)	2,000,000	315,926
Series 1505 (CNY), 3.64%, 04/09/2025 (e)	2,000,000	322,831
Series 1110 (CNY), 4.15%, 04/28/2031 (e)	10,000,000	1,685,754

		2,789,951

INDIA (0.1%)
India Government Bond
(INR), 8.40%, 07/28/2024	40,000	608
(INR), 8.60%, 06/02/2028	1,000,000	15,435

		16,043

INDONESIA (8.5%)
Indonesia Government International Bond
(USD), 3.38%, 04/15/2023 (a)	306,000	289,550
(USD), 5.25%, 01/17/2042 (a)	300,000	283,724
Lembaga Pembiayaan Ekspor Indonesia, Series OB (IDR), 9.50%, 03/13/2020	30,000,000,000	2,167,405
Perusahaan Penerbit SBSN Indonesia III (USD), 4.35%, 09/10/2024 (a)	312,000	304,590

		3,045,269

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2016 (Unaudited)

Aberdeen Asia Bond Fund

REPUBLIC OF SOUTH KOREA (4.7%)
Korea Treasury Bond
Series 2106 (KRW), 4.25%, 06/10/2021	$500,000,000	$469,678
Series 2403 (KRW), 3.50%, 03/10/2024	750,000,000	697,563
Series 3312 (KRW), 3.75%, 12/10/2033	500,000,000	520,640

		1,687,881

Total Government Bonds		8,260,247

GOVERNMENT AGENCIES (3.9%)
INDIA (3.7%)
Export-Import Bank of India
REGS (USD), 2.75%, 04/01/2020 (a)	500,000	495,908
(INR), 8.15%, 01/21/2030	50,000,000	714,257
Rural Electrification Corp. Ltd., Series 103A (INR), 9.35%, 10/19/2016	8,000,000	118,683

		1,328,848

REPUBLIC OF SOUTH KOREA (0.1%)
Export-Import Bank of Korea (USD), 4.00%, 01/11/2017	50,000	51,202

Total Government Agencies		1,380,050

REPURCHASE AGREEMENT (6.4%)
UNITED STATES (6.4%)
Repurchase Agreement, Fixed Income Clearing Corp., 0.03%, dated 01/29/2016, due 02/01/2016, repurchase price $2,292,006 collateralized by U.S. Treasury Bonds, 3.00%-3.75%, maturing 02/15/2043-11/15/2045; total market value of $2,342,487	2,292,000	2,292,000

Total Repurchase Agreement		2,292,000

Total Investments (Cost $34,754,234) (f)—94.1%		33,615,750

Other assets in excess of liabilities—5.9%		2,112,725

Net Assets—100.0%		$35,728,475

(a)	Denotes a security issued under Regulation S or Rule 144A.
(b)	Variable or Floating Rate Security. Rate disclosed is as of January 31, 2016.
(c)	Perpetual bond. This is a bond that has no maturity date, is redeemable and pays a steady stream of interest indefinitely.
(d)	Illiquid security.
(e)	China A Shares. These shares are issued in local currency, traded in the local stock markets and are held through a qualified foreign institutional investor license.
(f)	See accompanying Notes to Statements of Investments for tax unrealized appreciation/depreciation of securities.

AUD	Australian Dollar

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2016 (Unaudited)

Aberdeen Asia Bond Fund

BDT	Bangladesh Taka
CNH	Chinese Yuan Renminbi Offshore
CNY	Chinese Yuan Renminbi
IDR	Indonesian Rupiah
INR	Indian Rupee
KRW	South Korean Won
MYR	Malaysian Ringgit
NZD	New Zealand Dollar
PHP	Philippine Peso
SGD	Singapore Dollar
THB	Thai Baht
USD	U.S. Dollar

At January 31, 2016, the Fund held the following futures contracts:

Futures Contracts	Counterparty	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation/ (Depreciation)
United States Treasury Note 6%—2 year	UBS	6	03/31/2016	$6,361
United States Treasury Note 6%—5 year	UBS	(166)	03/31/2016	(315,765)
United States Treasury Note 6%—10 year	UBS	70	03/21/2016	209,445
United States Treasury Note 6%—30 Year	UBS	4	03/21/2016	26,866

				(73,093)

At January 31, 2016, the Fund’s open forward foreign currency exchange contracts were as follows:

Purchase Contracts Settlement Date*	Counterparty		Amount Purchased	Amount Sold		Fair Value	Unrealized Appreciation/ (Depreciation)
Chinese Yuan Renminbi Offshore/United States Dollar
02/02/2016	BNP Paribas	CNH	7,288,950	USD	1,100,000	$1,105,374	$5,374
02/02/2016	Royal Bank of Canada	CNH	60,573,120	USD	9,300,000	9,185,957	(114,043)
02/02/2016	Standard Chartered Bank	CNH	5,289,600	USD	800,000	802,172	2,172
02/02/2016	State Street	CNH	34,201,960	USD	5,300,000	5,186,752	(113,248)
04/18/2016	State Street	CNH	18,038,700	USD	2,700,000	2,703,630	3,630
Malaysian Ringgit/United States Dollar
03/21/2016	Goldman Sachs	MYR	2,202,250	USD	500,000	528,244	28,244
03/21/2016	Standard Chartered Bank	MYR	3,508,000	USD	800,000	841,449	41,449
03/21/2016	State Street	MYR	4,388,900	USD	1,000,000	1,052,746	52,746
New Zealand Dollar/United States Dollar
05/23/2016	State Street	NZD	2,931,307	USD	1,900,000	1,885,915	(14,085)
Philippine Peso/United States Dollar
02/04/2016	Deutsche Bank	PHP	132,728,400	USD	2,800,000	2,785,010	(14,990)
Singapore Dollar/United States Dollar
03/31/2016	Credit Suisse	SGD	4,182,235	USD	2,900,000	2,932,644	32,644
03/31/2016	State Street	SGD	3,748,571	USD	2,600,000	2,628,552	28,552
South Korean Won/United States Dollar
02/22/2016	Goldman Sachs	KRW	3,722,240,000	USD	3,200,000	3,103,500	(96,500)
02/22/2016	Standard Chartered Bank	KRW	4,527,120,000	USD	3,900,000	3,774,586	(125,414)
02/22/2016	State Street	KRW	6,735,873,600	USD	5,626,000	$5,616,183	$(9,817)
Thai Baht/United States Dollar
02/25/2016	Goldman Sachs	THB	86,364,000	USD	2,400,000	2,419,528	19,528

						$46,552,242	$(273,758)

See accompanying Notes to Statements of Investments.

Statement of Investments (concluded)

January 31, 2016 (Unaudited)

Aberdeen Asia Bond Fund

Sale Contracts Settlement Date*	Counterparty		Amount Purchased	Amount Sold		Fair Value	Unrealized Appreciation/ (Depreciation)
United States Dollar/Australian Dollar
04/06/2016	State Street	USD	1,100,000	AUD	1,581,141	$1,115,648	$(15,648)
United States Dollar/Chinese Renminbi
04/18/2016	State Street	USD	600,000	CNY	4,008,600	606,534	(6,534)
United States Dollar/Chinese Yuan Renminbi Offshore
02/02/2016	Citigroup	USD	700,000	CNH	4,517,935	685,148	14,852
02/02/2016	Goldman Sachs	USD	300,000	CNH	1,935,600	293,535	6,465
02/02/2016	Royal Bank of Canada	USD	8,300,000	CNH	53,281,935	8,080,244	219,756
02/02/2016	State Street	USD	5,100,000	CNH	33,307,580	5,051,118	48,882
United States Dollar/Malaysian Ringgit
03/21/2016	Goldman Sachs	USD	2,100,000	MYR	9,249,450	2,218,626	(118,626)
United States Dollar/New Zealand Dollar
05/23/2016	State Street	USD	1,900,000	NZD	3,000,205	1,930,242	(30,242)
United States Dollar/Philippine Peso
02/04/2016	Deutsche Bank	USD	400,000	PHP	18,950,000	397,624	2,376
02/04/2016	State Street	USD	200,000	PHP	9,586,000	201,141	(1,141)
United States Dollar/Singapore Dollar
03/31/2016	Standard Chartered Bank	USD	300,000	SGD	427,966	300,096	(96)
03/31/2016	State Street	USD	200,000	SGD	286,769	201,087	(1,087)
United States Dollar/South Korean Won
02/22/2016	Deutsche Bank	USD	400,000	KRW	466,680,000	389,105	10,895
02/22/2016	Goldman Sachs	USD	200,000	KRW	234,220,000	195,286	4,714
02/22/2016	Standard Chartered Bank	USD	3,200,000	KRW	3,793,300,000	3,162,747	37,253
02/22/2016	State Street	USD	5,100,000	KRW	6,165,050,000	5,140,245	(40,245)
United States Dollar/Thai Baht
02/25/2016	State Street	USD	900,000	THB	32,643,000	914,509	(14,509)

						$30,882,935	$117,065

*	Certain contracts with different trade dates and like characteristics have been shown net.

See accompanying Notes to Statements of Investments.

Statement of Investments

January 31, 2016 (Unaudited)

Aberdeen Emerging Markets Debt Fund

	Shares or Principal Amount	Value (US$)
CORPORATE BONDS (10.9%)
BRAZIL (3.1%)
Commercial Banks (0.4%)
Banco do Brasil SA (BRL), 9.75%, 07/18/2017 (a)	$420,000	$95,292

Engineering & Construction (0.0%)
OAS Investments GmbH (USD), 8.25%, 10/19/2019 (a)(b)	200,000	6,300

Food Products (0.5%)
Marfrig Overseas Ltd. (USD), 9.50%, 05/04/2020 (a)	150,000	145,875

Iron/Steel (0.3%)
Vale Overseas Ltd.
(USD), 6.88%, 11/21/2036	95,000	59,943

(USD), 6.88%, 11/10/2039	26,000	16,250

		76,193

Oil, Gas & Consumable Fuels (1.9%)
Petrobras Global Finance BV
(USD), 3.00%, 01/15/2019	130,000	98,800
(USD), 7.88%, 03/15/2019	194,000	166,530
(USD), 5.75%, 01/20/2020	297,000	233,427
(USD), 6.88%, 01/20/2040	12,000	7,601

		506,358

		830,018

CHILE (1.2%)
Airlines (0.5%)
Latam Airlines 2015-1 Pass Through Trust A (USD), 4.20%, 08/15/2029 (a)	150,000	136,500

Retail (0.7%)
SACI Falabella (USD), 3.75%, 04/30/2023 (a)	200,000	192,896

		329,396

COLOMBIA (0.1%)
Oil, Gas & Consumable Fuels (0.1%)
Ecopetrol SA (USD), 7.38%, 09/18/2043	20,000	15,375

INDIA (1.2%)
Commercial Banks (1.2%)
State Bank of India (USD), 3.25%, 04/18/2018 (a)	310,000	315,295

MEXICO (1.3%)
Commercial Banks (0.6%)
BBVA Bancomer SA (USD), 6.75%, 09/30/2022 (a)	150,000	161,475

Holding Companies-Diversified Operations (0.7%)
Alfa SAB de CV (USD), 6.88%, 03/25/2044 (a)	200,000	184,750

		346,225

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2016 (Unaudited)

Aberdeen Emerging Markets Debt Fund

MONGOLIA (0.8%)
Commercial Banks (0.8%)
Trade & Development Bank of Mongolia LLC (USD), 9.38%, 05/19/2020 (a)(c)	$220,000	$196,924

PERU (0.2%)
Metals & Mining (0.2%)
Southern Copper Corp. (USD), 5.88%, 04/23/2045	68,000	52,223

RUSSIA (1.4%)
Diversified Telecommunication Services (0.8%)
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC (USD), 7.75%, 02/02/2021 (a)	200,000	206,300

Oil & Gas Services (0.6%)
EDC Finance Ltd. (USD), 4.88%, 04/17/2020 (a)	200,000	177,684

		383,984

SOUTH AFRICA (0.7%)
Media (0.7%)
Myriad International Holdings BV (USD), 5.50%, 07/21/2025 (a)	200,000	190,348

TURKEY (0.9%)
Commercial Banks (0.9%)
Turkiye Garanti Bankasi AS (USD), 5.25%, 09/13/2022 (a)	250,000	246,575

Total Corporate Bonds		2,906,363

GOVERNMENT BONDS (67.2%)
ANGOLA (0.6%)
Angolan Government International Bond (USD), 9.50%, 11/12/2025 (a)	200,000	167,040

ARGENTINA (4.5%)
Argentine Republic Government International Bond
(EUR), 7.82%, 12/31/2033 (d)	165,132	183,629
(USD), 8.28%, 12/31/2033 (b)	729,339	820,506
(USD), 2.50%, 12/31/2038 (b)	320,000	195,200

		1,199,335

ARMENIA (1.0%)
Armenia International Bond (USD), 6.00%, 09/30/2020 (a)	290,000	278,458

BRAZIL (5.9%)
Brazil Notas do Tesouro Nacional
Series B (BRL), 6.00%, 08/15/2020 (d)	550,000	376,907
Series F (BRL), 10.00%, 01/01/2025	3,150,000	577,261
Series B (BRL), 6.00%, 08/15/2030 (d)	280,000	175,777
Series B (BRL), 6.00%, 08/15/2050 (d)	643,674	133,498
Brazilian Government International Bond
(USD), 4.88%, 01/22/2021	140,000	133,700
(USD), 2.63%, 01/05/2023	230,000	181,700

		1,578,843

COLOMBIA (1.4%)
Colombia Government International Bond (USD), 5.63%, 02/26/2044	420,000	366,450

CROATIA (1.1%)
Croatia Government International Bond (USD), 6.38%, 03/24/2021 (a)	270,000	292,680

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2016 (Unaudited)

Aberdeen Emerging Markets Debt Fund

EGYPT (1.0%)
Egypt Government International Bond (USD), 5.88%, 06/11/2025 (a)	$310,000	$258,520

EL SALVADOR (1.3%)
El Salvador Government International Bond
(USD), 5.88%, 01/30/2025 (a)	140,000	111,300
(USD), 6.38%, 01/18/2027 (a)	280,000	222,600
(USD), 7.65%, 06/15/2035 (a)	35,000	27,563

		361,463

ETHIOPIA (1.9%)
Federal Democratic Republic of Ethiopia (USD), 6.63%, 12/11/2024 (a)	600,000	516,120

GABON (0.6%)
Gabon Government International Bond (USD), 6.38%, 12/12/2024 (a)	200,000	153,916

GEORGIA (1.5%)
Georgia Government International Bond (USD), 6.88%, 04/12/2021 (a)	400,000	414,016

GHANA (2.3%)
Ghana Government International Bond (USD), 8.13%, 01/18/2026 (a)	850,000	608,702

GUATEMALA (0.7%)
Guatemala Government Bond (USD), 4.88%, 02/13/2028 (a)	200,000	189,000

HONDURAS (1.1%)
Honduras Government International Bond (USD), 7.50%, 03/15/2024 (a)	290,000	293,625

INDONESIA (5.0%)
Indonesia Government International Bond
(USD), 5.88%, 03/13/2020 (a)	230,000	252,325
(USD), 4.88%, 05/05/2021 (a)	200,000	209,935
(USD), 6.63%, 02/17/2037 (a)	100,000	107,276
Indonesia Treasury Bond
Series FR71 (IDR), 9.00%, 03/15/2029	3,096,000,000	230,794
Series FR68 (IDR), 8.38%, 03/15/2034	7,761,000,000	543,084

		1,343,414

IRAQ (0.8%)
Iraq International Bond (USD), 5.80%, 01/15/2028 (a)	330,000	208,527

IVORY COAST (1.4%)
Ivory Coast Government International Bond (USD), 5.75%, 12/31/2032 (a)(e)	440,000	381,454

JAMAICA (1.4%)
Jamaica Government International Bond (USD), 7.88%, 07/28/2045	400,000	384,000

KENYA (0.8%)
Kenya Government International Bond (USD), 6.88%, 06/24/2024 (a)	230,000	204,709

MEXICO (4.9%)
Mexican Bonos
Series M (MXN), 8.00%, 06/11/2020	2,080,000	127,266
Series M (MXN), 5.75%, 03/05/2026	7,240,000	388,446
Mexican Udibonos, Series S (MXN), 4.50%, 11/22/2035 (d)	2,195,666	134,737
Mexico Government International Bond (USD), 6.05%, 01/11/2040	610,000	656,513

		1,306,962

MONGOLIA (1.5%)
Development Bank of Mongolia LLC (USD), 5.75%, 03/21/2017 (a)(c)	210,000	195,461

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2016 (Unaudited)

Aberdeen Emerging Markets Debt Fund

Mongolia Government International Bond (USD), 5.13%, 12/05/2022 (a)	$290,000	$214,953

		410,414

MOZAMBIQUE (0.3%)
Mozambique EMATUM Finance 2020 BV (USD), 6.31%, 09/11/2020 (a)(c)	100,100	79,099

PAKISTAN (1.5%)
Pakistan Government International Bond
(USD), 8.25%, 04/15/2024 (a)	200,000	201,790
(USD), 8.25%, 09/30/2025 (a)	200,000	202,229

		404,019

PARAGUAY (1.1%)
Republic of Paraguay (USD), 6.10%, 08/11/2044 (a)	300,000	289,500

PERU (0.8%)
Peruvian Government International Bond
(PEN), 7.84%, 08/12/2020 (a)	138,000	41,701
(PEN), 6.95%, 08/12/2031 (a)	273,000	71,608
(PEN), 6.90%, 08/12/2037 (a)	360,000	91,463

		204,772

ROMANIA (1.4%)
Romanian Government International Bond (USD), 6.75%, 02/07/2022 (a)	310,000	366,281

RUSSIA (2.9%)
Russian Federal Bond—OFZ
Series 6203 (RUB), 6.90%, 08/03/2016	42,000,000	550,811
Series 6207 (RUB), 8.15%, 02/03/2027	1,126,000	13,163
Series 6212 (RUB), 7.05%, 01/19/2028	21,038,000	223,482

		787,456

RWANDA (0.9%)
Rwanda International Government Bond (USD), 6.63%, 05/02/2023 (a)	250,000	230,845

SERBIA (2.8%)
Serbia International Bond
(USD), 5.25%, 11/21/2017 (a)	200,000	206,694
(USD), 7.25%, 09/28/2021 (a)	480,000	538,138

		744,832

SOUTH AFRICA (0.4%)
South Africa Government International Bond (USD), 5.88%, 05/30/2022	100,000	105,510

TANZANIA (0.7%)
Tanzania Government International Bond (USD), 6.54%, 03/09/2020 (a)(f)	200,000	189,770

TUNISIA (1.6%)
Banque Centrale de Tunisie International Bond (USD), 5.75%, 01/30/2025 (a)	530,000	439,942

TURKEY (2.7%)
Turkey Government International Bond
(USD), 6.25%, 09/26/2022	480,000	527,177
(USD), 6.75%, 05/30/2040	170,000	191,512

		718,689

UKRAINE (2.4%)
Ukraine Government International Bond
(USD), 7.75%, 09/01/2019 (a)	1,921	1,809

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2016 (Unaudited)

Aberdeen Emerging Markets Debt Fund

(USD), 7.75%, 09/01/2020 (a)	$294,000	$276,213
(USD), 7.75%, 09/01/2021 (a)	108,000	100,386
(USD), 7.75%, 09/01/2024 (a)	108,000	98,572
(USD), 7.75%, 09/01/2025 (a)	108,000	98,064
(USD), 0.00%, 05/31/2040 (a)(f)	206,000	77,353

		652,397

UNITED ARAB EMIRATES (0.7%)
Emirate of Dubai Government International Bonds (USD), 5.25%, 01/30/2043 (a)	210,000	176,877

URUGUAY (3.7%)
Uruguay Government International Bond
(UYU), 5.00%, 09/14/2018 (d)	7,147,152	228,534
(UYU), 4.25%, 04/05/2027 (d)	10,476,841	300,929
(USD), 5.10%, 06/18/2050	540,000	467,100

		996,563

VENEZUELA (1.8%)
Venezuela Government International Bond
(USD), 5.75%, 02/26/2016 (a)	170,000	158,950
(USD), 7.75%, 10/13/2019 (a)	983,500	331,931

		490,881

ZAMBIA (0.8%)
Zambia Government International Bond (USD), 8.97%, 07/30/2027 (a)	300,000	213,030

Total Government Bonds		18,008,111

GOVERNMENT AGENCIES (19.3%)
BRAZIL (1.4%)
Banco Nacional de Desenvolvimento Economico e Social
(USD), 6.50%, 06/10/2019 (a)	220,000	217,250
(USD), 5.50%, 07/12/2020 (a)	160,000	149,200

		366,450

CHILE (0.7%)
Empresa Nacional del Petroleo (USD), 4.38%, 10/30/2024 (a)	200,000	190,805

DOMINICAN REPUBLIC (3.3%)
Dominican Republic International Bond
(USD), 7.50%, 05/06/2021 (a)	160,000	169,200
(USD), 6.88%, 01/29/2026 (a)	100,000	100,375
(USD), 7.45%, 04/30/2044 (a)	360,000	347,400
(USD), 6.85%, 01/27/2045 (a)	300,000	273,750

		890,725

ECUADOR (0.8%)
EP PetroEcuador via Noble Sovereign Funding I Ltd. (USD), 6.22%, 09/24/2019 (a)(c)(f)	286,316	221,179

GEORGIA (0.7%)
Georgian Railway JSC (USD), 7.75%, 07/11/2022 (a)	200,000	202,000

INDONESIA (2.3%)
Pertamina Persero PT
(USD), 4.88%, 05/03/2022 (a)	220,000	209,128
(USD), 6.00%, 05/03/2042 (a)	490,000	399,480

		608,608

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2016 (Unaudited)

Aberdeen Emerging Markets Debt Fund

KAZAKHSTAN (3.8%)
Kazakhstan Temir Zholy Finance BV (USD), 6.95%, 07/10/2042 (a)	$750,000	$630,900

KazMunayGas National Co. JSC
(USD), 9.13%, 07/02/2018 (a)	130,000	138,645
(USD), 7.00%, 05/05/2020 (a)	240,000	241,800

		1,011,345

MEXICO (3.7%)
Petroleos Mexicanos
(USD), 6.88%, 08/04/2026 (a)	132,000	134,310
(USD), 6.63%, 06/15/2038	170,000	147,050
(USD), 6.50%, 06/02/2041	340,000	289,680
(USD), 6.38%, 01/23/2045	210,000	177,188
(USD), 5.63%, 01/23/2046 (a)	300,000	231,000

		979,228

OMAN (0.6%)
Lamar Funding Ltd. (USD), 3.96%, 05/07/2025 (a)	200,000	169,500

RUSSIA (0.8%)
Vnesheconombank Via VEB Finance PLC (USD), 6.90%, 07/09/2020 (a)	220,000	219,274

SOUTH AFRICA (0.8%)
Eskom Holdings SOC Ltd. (USD), 7.13%, 02/11/2025 (a)	240,000	206,790

VENEZUELA (0.4%)
Petroleos de Venezuela SA
(USD), 5.25%, 04/12/2017 (a)	138,300	53,937
(USD), 8.50%, 11/02/2017 (a)	120,000	49,488

		103,425

Total Government Agencies		5,169,329

REPURCHASE AGREEMENT (1.4%)
UNITED STATES (1.4%)
Repurchase Agreement, Fixed Income Clearing Corp., 0.03%, dated 01/29/2016, due 02/01/2016, repurchase price $370,001, collateralized by U.S. Treasury Note, maturing 05/15/2021; total market value of $382,168	370,000	370,000

Total Repurchase Agreement		370,000

Total Investments (Cost $30,193,828) (g)—98.8%		26,453,803

Other assets in excess of liabilities—1.2%		326,175

Net Assets—100.0%		$26,779,978

(a)	Denotes a security issued under Regulation S or Rule 144A.
(b)	Security is in default.
(c)	This security is government guaranteed.
(d)	Inflation linked security.
(e)	Indicates a stepped coupon bond. This bond was issued with a low coupon that gradually increases over the life of the bond.
(f)	Variable or Floating Rate Security. Rate disclosed is as of January 31, 2016.
(g)	See accompanying Notes to Statements of Investments for tax unrealized appreciation/depreciation of securities.

ARS	Argentine Peso
BRL	Brazilian Real

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2016 (Unaudited)

Aberdeen Emerging Markets Debt Fund

COP	Colombian Peso
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
MXN	Mexican Peso
PEN	Peruvian Nuevo Sol
PLN	Polish Zloty
RUB	New Russian Ruble
USD	U.S. Dollar
UYU	Uruguayan Peso

At January 31, 2016, the Fund’s open forward foreign currency exchange contracts were as follows:

Purchase Contracts Settlement Date*	Counterparty		Amount Purchased	Amount Sold		Fair Value	Unrealized Appreciation/ (Depreciation)
Argentine Peso/United States Dollar
11/21/2016	Citibank	ARS	2,749,000	USD	156,016	$164,842	$8,826
12/20/2016	Citibank	ARS	1,477,000	USD	84,642	87,147	2,505
Brazilian Real/United States Dollar
02/22/2016	JPMorgan Chase	BRL	327,000	USD	80,522	81,307	785
Hungarian Forint/United States Dollar
04/14/2016	UBS	HUF	79,474,000	USD	275,134	276,350	1,216
Indian Rupee/United States Dollar
02/22/2016	Barclays Bank	INR	3,212,000	USD	47,645	47,167	(478)
02/22/2016	Citibank	INR	34,659,000	USD	516,990	508,956	(8,034)
Indonesian Rupiah/United States Dollar
02/22/2016	Goldman Sachs	IDR	3,582,441,000	USD	248,091	259,106	11,015
Peruvian Nouveau Sol/United States Dollar
02/22/2016	Citibank	PEN	300,000	USD	86,393	86,211	(182)
02/22/2016	Goldman Sachs	PEN	1,352,000	USD	389,513	388,525	(988)
02/22/2016	UBS	PEN	304,000	USD	87,847	87,361	(486)
Polish Zloty/United States Dollar
04/14/2016	Citibank	PLN	1,088,000	USD	271,396	266,379	(5,017)

						$2,253,351	$9,162

Sale Contracts Settlement Date*	Counterparty		Amount Purchased	Amount Sold		Fair Value	Unrealized Appreciation/ (Depreciation)
United States Dollar/Brazilian Real
02/22/2016	Deutsche Bank	USD	1,150,609	BRL	4,496,000	$1,117,912	$32,697
02/22/2016	Goldman Sachs	USD	309,171	BRL	1,222,000	303,845	5,326
United States Dollar/Colombian Peso
02/22/2016	Goldman Sachs	USD	262,342	COP	853,176,000	259,503	2,839
02/22/2016	JPMorgan Chase	USD	274,767	COP	911,678,000	277,297	(2,530)
United States Dollar/Euro
04/14/2016	Barclays Bank	USD	167,877	EUR	154,000	167,151	726
United States Dollar/Hungarian Forint
04/14/2016	UBS	USD	273,139	HUF	79,474,000	276,350	(3,211)
United States Dollar/Indonesian Rupiah
02/22/2016	Deutsche Bank	USD	755,630	IDR	10,767,724,000	778,794	(23,164)

See accompanying Notes to Statements of Investments.

Statement of Investments (concluded)

January 31, 2016 (Unaudited)

Aberdeen Emerging Markets Debt Fund

United States Dollar/Mexican Peso
04/14/2016	Goldman Sachs	USD	618,056	MXN	11,358,000	$623,191	$(5,135)
United States Dollar/New Russian Ruble
02/24/2016	Goldman Sachs	USD	199,926	RUB	13,459,000	177,242	22,684
United States Dollar/Peruvian Nouveau Sol
02/22/2016	Barclays Bank	USD	1,001,530	PEN	3,403,000	977,922	23,608
02/22/2016	Deutsche Bank	USD	29,327	PEN	102,000	29,312	15
02/22/2016	Goldman Sachs	USD	50,696	PEN	173,000	49,715	981
United States Dollar/Polish Zloty
04/14/2016	UBS	USD	263,012	PLN	1,088,000	266,379	(3,367)

						$5,304,613	$51,469

*	Certain contracts with different trade dates and like characteristics have been shown net.

See accompanying Notes to Statements of Investments.

Statement of Investments

January 31, 2016 (Unaudited)

Aberdeen Emerging Markets Debt Local Currency Fund

	Shares or Principal Amount	Value (US$)
CORPORATE BONDS (6.9%)
BRAZIL (6.9%)
Commercial Banks (2.2%)
Banco do Brasil SA (BRL), 9.75%, 07/18/2017 (a)	$965,000	$218,945

Oil, Gas & Consumable Fuels (4.7%)
Petrobras Global Finance BV (USD), 1.99%, 05/20/2016 (b)	464,000	458,780

		677,725

Total Corporate Bonds		677,725

GOVERNMENT BONDS (76.2%)
BRAZIL (7.5%)
Brazil Notas do Tesouro Nacional
Series B (BRL), 6.00%, 08/15/2020 (c)	40,000	27,412
Series B (BRL), 10.00%, 01/01/2023	880,000	169,603
Series F (BRL), 10.00%, 01/01/2025	1,780,000	326,198
Series B (BRL), 6.00%, 08/15/2040 (c)	133,000	79,420
Series B (BRL), 6.00%, 05/15/2045 (c)	235,000	137,606

		740,239

COLOMBIA (3.1%)
Colombian TES, Series B (COP), 7.50%, 08/26/2026	1,087,600,000	299,095

HUNGARY (0.6%)
Hungary Government Bond, Series 20 (HUF), 3.50%, 06/24/2020	17,000,000	62,642

INDIA (3.9%)
India Government Bond (INR), 8.12%, 12/10/2020	25,600,000	384,731

INDONESIA (12.1%)
Indonesia Treasury Bond
Series FR69 (IDR), 7.88%, 04/15/2019	3,196,000,000	229,544
Series FR59 (IDR), 7.00%, 05/15/2027	3,391,000,000	215,318
Series FR71 (IDR), 9.00%, 03/15/2029	3,388,000,000	252,562
Series FR54 (IDR), 9.50%, 07/15/2031	2,556,000,000	194,618
Series FR68 (IDR), 8.38%, 03/15/2034	4,197,000,000	293,689

		1,185,731

MALAYSIA (4.2%)
Malaysia Government Bond
Series 0515 (MYR), 3.76%, 03/15/2019	140,000	34,218
Series 0112 (MYR), 3.42%, 08/15/2022	515,000	122,082
Series 0310 (MYR), 4.50%, 04/15/2030	1,020,000	251,914

		408,214

MEXICO (7.6%)
Mexican Bonos
Series M10 (MXN), 8.50%, 12/13/2018	1,460,000	88,821
Series M (MXN), 8.00%, 06/11/2020	3,080,000	188,452
Series M (MXN), 6.50%, 06/10/2021	2,200,000	127,237
Series M (MXN), 5.75%, 03/05/2026	2,840,000	152,374
Series M30 (MXN), 8.50%, 11/18/2038	675,000	44,144

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2016 (Unaudited)

Aberdeen Emerging Markets Debt Local Currency Fund

Series M (MXN), 7.75%, 11/13/2042	$500,000	$30,406
Mexican Udibonos, Series S (MXN), 4.50%, 11/22/2035 (c)	1,800,781	110,505

		741,939

PERU (3.4%)
Peruvian Government International Bond
(PEN), 5.20%, 09/12/2023 (a)	165,000	41,934
(PEN), 6.95%, 08/12/2031 (a)	1,125,000	295,086

		337,020

POLAND (4.8%)
Poland Government Bond
Series 0725 (PLN), 3.25%, 07/25/2025	1,390,000	348,494
Series 0429 (PLN), 5.75%, 04/25/2029	401,000	123,146

		471,640

ROMANIA (2.6%)
Romania Government Bond, Series 15YR (RON), 5.80%, 07/26/2027	910,000	251,369

RUSSIA (4.9%)
Russian Federal Bond—OFZ
Series 6203 (RUB), 6.90%, 08/03/2016	10,800,000	141,637
Series 6212 (RUB), 7.05%, 01/19/2028	32,094,000	340,927

		482,564

SOUTH AFRICA (6.2%)
South Africa Government Bond
Series R207 (ZAR), 7.25%, 01/15/2020	3,320,000	198,973
Series R186 (ZAR), 10.50%, 12/21/2026	1,350,000	92,404
Series 2030 (ZAR), 8.00%, 01/31/2030	2,560,000	142,091
Series R209 (ZAR), 6.25%, 03/31/2036	4,040,000	177,050

		610,518

THAILAND (2.5%)
Thailand Government Bond
Series ILB (THB), 1.20%, 07/14/2021 (a)(c)	5,409,213	143,648
(THB), 3.63%, 06/16/2023	3,200,000	98,220

		241,868

TURKEY (10.1%)
Turkey Government Bond
Series 5YR (TRY), 9.00%, 03/08/2017	1,050,000	349,041
(TRY), 9.50%, 01/12/2022	805,000	259,563
(TRY), 8.80%, 09/27/2023	200,000	61,375
(TRY), 10.40%, 03/20/2024	970,000	324,581

		994,560

URUGUAY (2.7%)
Uruguay Government International Bond
(UYU), 5.00%, 09/14/2018 (c)	6,248,652	199,804
(UYU), 4.25%, 04/05/2027 (c)	2,199,743	63,184

		262,988

Total Government Bonds		7,475,118

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2016 (Unaudited)

Aberdeen Emerging Markets Debt Local Currency Fund

GOVERNMENT AGENCIES (13.3%)
MALAYSIA (4.8%)
Cagamas MBS Bhd, Series 4 (MYR), 3.90%, 05/29/2017	$1,930,000	$467,646

MEXICO (4.6%)
Petroleos Mexicanos
(MXN), 9.10%, 01/27/2020	3,340,000	203,474
Series 13-2 (MXN), 7.19%, 09/12/2024	2,800,000	139,593
Series 14-2 (MXN), 7.47%, 11/12/2026	2,140,000	103,819

		446,886

RUSSIA (1.8%)
Russian Railways via RZD Capital PLC (RUB), 8.30%, 04/02/2019 (a)	14,500,000	175,121

SOUTH AFRICA (2.1%)
Eskom Holdings SOC Ltd.
Series 170 (ZAR), 13.50%, 08/01/2021	2,700,000	195,879
(ZAR), 0.00%, 08/18/2027 (d)	930,000	11,697

		207,576

Total Government Agencies		1,297,229

REPURCHASE AGREEMENT (2.2%)
UNITED STATES (2.2%)
Repurchase Agreement, Fixed Income Clearing Corp., 0.03%, dated 01/29/2016, due 02/01/2016, repurchase price $218,001, collateralized by U.S. Treasury Bond, maturing 02/15/2043; total market value of $222,540	218,000	218,000

Total Repurchase Agreement		218,000

Total Investments (Cost $12,904,533) (e)—98.6%		9,668,072

Other assets in excess of liabilities—1.4%		139,778

Net Assets—100.0%		$9,807,850

(a)	Denotes a security issued under Regulation S or Rule 144A.
(b)	Variable or Floating Rate Security. Rate disclosed is as of January 31, 2016.
(c)	Inflation linked security.
(d)	Issued with a zero coupon.
(e)	See accompanying Notes to Statements of Investments for tax unrealized appreciation/depreciation of securities.

ARS	Argentine Peso
BRL	Brazilian Real
COP	Colombian Peso
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
MXN	Mexican Peso
MYR	Malaysian Ringgit
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
RON	Romanian Leu
RUB	New Russian Ruble
THB	Thai Baht
TRY	Turkish Lira

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2016 (Unaudited)

Aberdeen Emerging Markets Debt Local Currency Fund

USD	U.S. Dollar
UYU	Uruguayan Peso
ZAR	South African Rand

At January 31, 2016, the Fund’s open forward foreign currency exchange contracts were as follows:

Purchase Contracts Settlement Date*	Counterparty	Amount Purchased		Amount Sold		Fair Value	Unrealized Appreciation/ (Depreciation)
Argentine Peso/United States Dollar
11/21/2016	Citibank	ARS	1,011,000	USD	57,378	$60,624	$3,246
12/20/2016	Citibank	ARS	1,780,000	USD	105,006	105,024	18
Brazilian Real/United States Dollar
02/22/2016	Barclays Bank	BRL	323,000	USD	79,498	80,313	815
02/22/2016	Deutsche Bank	BRL	79,000	USD	20,822	19,643	(1,179)
02/22/2016	Goldman Sachs	BRL	90,000	USD	22,327	22,378	51
Colombian Peso/United States Dollar
02/22/2016	Deutsche Bank	COP	214,637,000	USD	66,927	65,284	(1,643)
02/22/2016	Goldman Sachs	COP	694,039,000	USD	223,848	211,100	(12,748)
Hungarian Forint/United States Dollar
04/14/2016	UBS	HUF	117,672,000	USD	405,951	409,174	3,223
Indonesian Rupiah/United States Dollar
02/22/2016	Goldman Sachs	IDR	2,584,133,000	USD	181,969	186,902	4,933
Malaysian Ringgit/United States Dollar
02/22/2016	JPMorgan Chase	MYR	200,000	USD	45,491	48,069	2,578
Mexican Peso/United States Dollar
04/14/2016	Barclays Bank	MXN	743,000	USD	40,027	40,767	740
04/14/2016	Goldman Sachs	MXN	844,000	USD	47,056	46,309	(747)
New Russian Ruble/United States Dollar
02/24/2016	Deutsche Bank	RUB	906,000	USD	11,471	11,931	460
Peruvian Nouveau Sol/United States Dollar
02/22/2016	Citibank	PEN	89,000	USD	25,663	25,576	(87)
02/22/2016	Deutsche Bank	PEN	158,000	USD	45,429	45,405	(24)
02/22/2016	UBS	PEN	54,000	USD	15,711	15,518	(193)
Philippine Peso/United States Dollar
02/22/2016	Goldman Sachs	PHP	4,980,000	USD	104,688	104,392	(296)
Polish Zloty/United States Dollar
04/14/2016	Citibank	PLN	2,786,000	USD	694,954	682,107	(12,847)
Thai Baht/United States Dollar
04/12/2016	JPMorgan Chase	THB	740,000	USD	20,185	20,698	513
04/12/2016	UBS	THB	923,000	USD	25,554	25,817	263

						$2,227,031	$(12,924)

See accompanying Notes to Statements of Investments.

Statement of Investments (concluded)

January 31, 2016 (Unaudited)

Aberdeen Emerging Markets Debt Local Currency Fund

Sale Contracts Settlement Date*	Counterparty	Amount Purchased		Amount Sold		Fair Value	Unrealized Appreciation/ (Depreciation)
United States Dollar/Brazilian Real
02/22/2016	Goldman Sachs	USD	25,301	BRL	100,000	$24,865	$436
02/22/2016	JPMorgan Chase	USD	81,604	BRL	342,000	85,037	(3,433)
United States Dollar/Colombian Peso
02/22/2016	Goldman Sachs	USD	94,304	COP	306,692,000	$93,284	$1,020
02/22/2016	JPMorgan Chase	USD	86,890	COP	288,301,000	87,690	(800)
United States Dollar/Indian Rupee
02/22/2016	Citibank	USD	91,915	INR	6,162,000	90,487	1,428
02/22/2016	Goldman Sachs	USD	9,744	INR	655,000	9,618	126
United States Dollar/Indonesian Rupiah
02/22/2016	Deutsche Bank	USD	199,428	IDR	2,841,860,000	205,542	(6,114)
02/22/2016	Goldman Sachs	USD	45,848	IDR	644,206,000	46,593	(745)
United States Dollar/Malaysian Ringgit
02/22/2016	Barclays Bank	USD	14,696	MYR	64,000	15,382	(686)
United States Dollar/Mexican Peso
04/14/2016	Barclays Bank	USD	29,235	MXN	520,000	28,531	704
04/14/2016	Goldman Sachs	USD	187,112	MXN	3,499,000	191,983	(4,871)
United States Dollar/New Russian Ruble
02/24/2016	Goldman Sachs	USD	25,327	RUB	1,705,000	22,453	2,874
United States Dollar/Peruvian Nouveau Sol
02/22/2016	Barclays Bank	USD	429,396	PEN	1,459,000	419,274	10,122
02/22/2016	Goldman Sachs	USD	11,428	PEN	39,000	11,207	221
United States Dollar/Philippine Peso
02/22/2016	Goldman Sachs	USD	7,775	PHP	369,000	7,735	40
United States Dollar/Polish Zloty
04/14/2016	UBS	USD	195,083	PLN	807,000	197,581	(2,498)
United States Dollar/Romanian Leu
04/14/2016	Barclays Bank	USD	46,382	RON	193,000	45,938	444
United States Dollar/South African Rand
04/14/2016	Deutsche Bank	USD	39,174	ZAR	642,000	39,866	(692)
United States Dollar/Turkish Lira
04/14/2016	Barclays Bank	USD	57,065	TRY	176,000	58,355	(1,290)

						$1,681,421	$(3,714)

*	Certain contracts with different trade dates and like characteristics have been shown net.

See accompanying Notes to Statements of Investments.

Statement of Investments

January 31, 2016 (Unaudited)

Aberdeen Global Fixed Income Fund

	Shares or Principal Amount	Value (US$)
ASSET-BACKED SECURITIES (0.5%)
UNITED STATES (0.5%)
Dominos Pizza Master Issuer LLC, Series 2012-1A, Class A2 (USD), 5.22%, 01/25/2042 (a)	$59,592	$61,198

Total Asset-Backed Securities		61,198

COMMERCIAL MORTGAGE-BACKED SECURITIES (5.2%)
UNITED STATES (5.2%)
Americold LLC Trust, Series 2010-ARTA, Class A2FL (USD), 2.50%, 01/14/2029 (a)(b)	86,207	86,293
Commercial Mortgage Pass Through Certificates, Series 2007-C9, Class AMFL (USD), 1.06%, 12/10/2049 (a)(b)	10,000	9,748
Federal Home Loan Mortgage Corp.
Series 4443, Class BV (USD), 3.50%, 10/15/2029	28,540	30,745
Series 2510, Class ND (USD), 6.00%, 10/15/2032	28,969	32,581
Series 4462, Class VB (USD), 3.00%, 04/15/2035	35,000	35,756
Series 4405, Class CE (USD), 2.50%, 09/15/2039	33,885	34,560
Series 4384, Class LB (USD), 3.50%, 08/15/2043	40,000	42,631
Series 2015-37, Class PA (USD), 3.00%, 06/25/2044	33,579	35,083
Federal National Mortgage Association
Series 2015-16, Class JA (USD), 4.00%, 08/25/2040	33,004	35,459
Series 2015-56, Class MK (USD), 4.00%, 10/25/2041	34,271	37,067
Series 2015-72, Class GA (USD), 3.00%, 12/25/2042	34,511	35,996
FREMF Mortgage Trust, Series 2011-K10, Class B (USD), 4.79%, 11/25/2049 (a)(b)	50,000	53,609
GS Mortgage Securities Trust, Series 2015-GC30, Class AS (USD), 3.78%, 05/10/2050	42,000	42,435
JP Morgan Mortgage Trust, Series 14-IVR3, Class 2A1 (USD), 3.00%, 09/25/2044 (a)(b)	57,309	57,878
SFAVE Commercial Mortgage Securities Trust, Series 2015-5AVE, Class D (USD), 4.53%, 01/05/2035 (a)(b)	138,000	117,068
Wells Fargo Mortgage Backed Securities Trust, Series 2003-N, Class 1A1 (USD), 2.68%, 12/25/2033 (b)	10,727	10,636

		697,545

Total Commercial Mortgage-Backed Securities		697,545

RESIDENTIAL MORTGAGE-BACKED SECURITIES (7.5%)
UNITED STATES (7.5%)
BCAP LLC Trust
Series 2009-RR4, Class 3A1 (USD), 1.98%, 04/26/2037 (a)(b)	2,860	2,856
Series 2009-RR6, Class 3A1 (USD), 2.89%, 12/26/2037 (a)(b)	25,168	25,108
Series 2009-RR2, Class A1 (USD), 2.73%, 01/21/2038 (a)(b)	14,615	14,629
Federal Home Loan Mortgage Corp.
Series 4364, Class VB, CMO (USD), 4.00%, 07/15/2032	30,000	33,047
Pool # C91819 (USD), 3.00%, 04/01/2035	28,365	29,540
Pool # C91860 (USD), 4.00%, 12/01/2035	29,924	32,281
Pool # G07683 (USD), 4.00%, 03/01/2044	42,464	45,614
Pool # 60251 (USD), 3.50%, 10/01/2045	34,722	36,357
Pool # G08676 (USD), 3.50%, 11/01/2045	34,794	36,400
Pool # G08677 (USD), 4.00%, 11/01/2045	29,798	31,839
Federal National Mortgage Association
Pool # AL8001 (USD), 3.50%, 02/01/2031	30,000	31,791
Series 2013-20, Class DL (USD), 4.00%, 03/25/2033	25,094	27,247
Series 2013-20, Class MC (USD), 4.00%, 03/25/2033	32,097	35,222

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2016 (Unaudited)

Aberdeen Global Fixed Income Fund

Series 2013-43, Class MB (USD), 3.50%, 05/25/2033	$16,379	$17,466
Pool # AL4052 (USD), 3.50%, 08/01/2033	39,241	41,699
Pool #AL6270 (USD), 1.00%, 10/01/2034	30,498	32,409
Pool # MA2480 (USD), 4.00%, 12/01/2035	29,825	32,142
Pool # 889050 (USD), 6.00%, 05/01/2037	6,183	7,073
Pool # 929187 (USD), 5.50%, 03/01/2038	6,010	6,794
Pool # AL7293 (USD), 5.50%, 09/01/2038	26,719	30,237
Pool # 995228 (USD), 6.50%, 11/01/2038	11,516	13,255
Pool # AI0108 (USD), 5.00%, 04/01/2041	13,683	15,426
Pool # AJ1422 (USD), 5.00%, 09/01/2041	14,289	15,828
Series 2013-15, Class EP (USD), 3.50%, 08/25/2042	22,288	23,712
Series 2012-110, Class CA, CMO (USD), 3.00%, 10/25/2042	35,114	35,934
Series 2012-120, Class PA (USD), 3.50%, 10/25/2042	26,278	27,989
Pool # AB9944 (USD), 3.00%, 07/01/2043	33,199	34,063
Pool # AS3935 (USD), 3.50%, 12/01/2044	91,966	96,820
Pool # AS4073 (USD), 4.00%, 12/01/2044	43,678	47,210
Pool # AY8866 (USD), 3.50%, 01/01/2046	35,000	36,684
Government National Mortgage Association, Series 2015-132, Class V, CMO (USD), 3.50%, 01/20/2034	44,410	47,122
JP Morgan Re-Remic
Series 2009-8, Class A1 (USD), 4.02%, 04/20/2036 (a)(b)	7,779	7,791
Series 2009-7, Class 2A1 (USD), 6.00%, 02/27/2037 (a)(b)	24,162	24,645
Series 2009-7, Class 17A1 (USD), 5.54%, 07/27/2037 (a)(b)	32,358	31,289

		1,007,519

Total Residential Mortgage-Backed Securities		1,007,519

CORPORATE BONDS (31.2%)
AUSTRALIA (1.8%)
Commercial Banks (0.6%)
Westpac Banking Corp. (USD), 1.55%, 05/25/2018	80,000	79,744

Commercial Services & Supplies (0.5%)
Transuraban Finance Co. (USD), 4.13%, 02/02/2026 (a)	64,000	64,139

Energy Equipment & Services (0.7%)
APT Pipelines Ltd. (USD), 4.20%, 03/23/2025 (a)	98,000	94,336

		238,219

CANADA (3.2%)
Airlines (0.3%)
Air Canada (CAD), 7.63%, 10/01/2019 (a)	50,000	37,298

Commercial Banks (1.1%)
Bank of Nova Scotia (CAD), 2.87%, 06/04/2021	100,000	73,729
National Bank of Canada (CAD), 2.40%, 10/28/2019	100,000	72,698

		146,427

Diversified Telecommunication Services (0.5%)
Rogers Communications, Inc. (CAD), 6.11%, 08/25/2040	90,000	73,129

Media (0.6%)
Shaw Communications, Inc. (CAD), 6.75%, 11/09/2039	90,000	75,226

Oil, Gas & Consumable Fuels (0.5%)
Canadian Natural Resources Ltd. (USD), 1.75%, 01/15/2018	81,000	73,313

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2016 (Unaudited)

Aberdeen Global Fixed Income Fund

Transportation (0.2%)
Canadian Pacific Railway Co. (USD), 4.80%, 08/01/2045	$21,000	$21,059

		426,452

COLOMBIA (0.3%)
Oil, Gas & Consumable Fuels (0.3%)
Ecopetrol SA (USD), 5.88%, 05/28/2045	58,000	40,148

FRANCE (2.0%)
Commercial Banks (0.5%)
Societe Generale SA (EUR), 9.38%, 09/04/2019 (a)(b)(c)	50,000	65,269

Electric Utilities (0.7%)
Electricite de France SA (USD), 5.25%, 01/29/2023 (a)(b)(c)	100,000	89,625

Government Development Banks (0.8%)
Agence Francaise de Developpement (EUR), 4.62%, 07/20/2016 (b)(c)	100,000	109,576

		264,470

GERMANY (1.6%)
Environmental Control (0.7%)
ALBA Group PLC & Co. KG (EUR), 8.00%, 05/15/2018 (a)	100,000	94,247

Leisure Time (0.9%)
Safari Holding Verwaltungs GmbH (EUR), 8.25%, 02/15/2021 (a)	100,000	113,191

		207,438

HONG KONG (0.8%)
Holding Companies-Diversified Operations (0.8%)
Hutchison Whampoa Europe Finance 13 Ltd. (EUR), 3.75%, 05/10/2018 (a)(b)(c)	100,000	106,055

IRELAND (0.5%)
Insurance (0.5%)
XLIT Ltd. (USD), 5.50%, 03/31/2045	65,000	62,931

ITALY (0.8%)
Entertainment (0.8%)
Gamenet SpA (EUR), 7.25%, 08/01/2018 (a)	100,000	106,163

LUXEMBOURG (0.8%)
Miscellaneous Manufacturing (0.8%)
Pentair Finance SA (EUR), 2.45%, 09/17/2019	100,000	109,701

MEXICO (0.4%)
Oil, Gas & Consumable Fuels (0.4%)
Petroleos Mexicanos (USD), 5.50%, 01/21/2021	60,000	59,025

NETHERLANDS (2.5%)
Diversified Telecommunication Services (1.6%)
Bharti Airtel International Netherlands BV (EUR), 3.38%, 05/20/2021 (a)	100,000	111,933
Bite Finance International BV (EUR), 7.42%, 02/15/2018 (a)(b)	100,000	107,843

		219,776

Pharmaceutical (0.1%)
Mylan (USD), 3.00%, 12/15/2018 (a)	13,000	13,026

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2016 (Unaudited)

Aberdeen Global Fixed Income Fund

Real Estate (0.8%)
Vonovia Finance BV (EUR), 4.00%, 12/17/2021 (a)(b)(c)	$100,000	$101,830

		334,632

NIGERIA (1.3%)
Commercial Banks (1.3%)
Zenith Bank PLC (USD), 6.25%, 04/22/2019 (a)	200,000	173,900

UNITED KINGDOM (3.1%)
Diversified Telecommunication Services (0.1%)
British Telecommunications PLC (USD), 5.95%, 01/15/2018	20,000	21,586

Food Products (1.0%)
Boparan Finance PLC (GBP), 5.25%, 07/15/2019 (a)	100,000	132,605

Insurance (1.1%)
Scottish Widows PLC (GBP), 5.50%, 06/16/2023 (a)	100,000	146,405

Oil, Gas & Consumable Fuels (0.9%)
KCA Deutag UK Finance PLC (USD), 7.25%, 05/15/2021 (a)	200,000	120,000

		420,596

UNITED STATES (12.1%)
Aerospace & Defense (0.6%)
United Technologies Corp. (USD), 1.78%, 05/04/2018 (d)	86,000	85,527

Beverages (0.4%)
Anheuser-Busch InBev Finance, Inc.
(USD), 3.65%, 02/01/2026	29,000	29,391
(USD), 4.90%, 02/01/2046	17,000	17,605
Constellation Brands, Inc. (USD), 4.75%, 12/01/2025	2,000	2,065

		49,061

COMMERCIAL BANKS (0.8%)
JPMorgan Chase & Co., Series V (USD), 5.00%, 07/01/2019 (b)(c)	70,000	65,669
Wells Fargo & Co. (USD), 4.10%, 06/03/2026	40,000	40,568

		106,237

Computers & Peripherals (0.7%)
Hewlett Packard Enterprise Co. (USD), 3.60%, 10/15/2020 (a)	35,000	35,090
Seagate HDD Cayman (USD), 4.88%, 06/01/2027 (a)	70,000	52,728

		87,818

Diversified Financial Services (1.4%)
HSBC Finance Corp. (USD), 6.68%, 01/15/2021	100,000	112,793
Legg Mason, Inc. (USD), 5.63%, 01/15/2044	20,000	19,268
National Rural Utilities Cooperative Finance Corp. (USD), 4.75%, 04/30/2043 (b)	65,000	62,563

		194,624

Diversified Telecommunication Services (0.3%)
CenturyLink, Inc., Series W (USD), 6.75%, 12/01/2023	24,000	22,710
Verizon Communications, Inc. (USD), 6.55%, 09/15/2043	20,000	23,349

		46,059

Electric Utilities (0.8%)
Exelon Generation Co. LLC (USD), 2.95%, 01/15/2020	46,000	45,025
Frontier Communications Corp. (USD), 8.88%, 09/15/2020	23,000	23,086

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2016 (Unaudited)

Aberdeen Global Fixed Income Fund

Ipalco Enterprises, Inc. (USD), 5.00%, 05/01/2018	$35,000	$36,575

		104,686

Energy Equipment & Services (2.1%)
Columbia Pipeline Group, Inc.
(USD), 2.45%, 06/01/2018 (a)	18,000	17,471
(USD), 3.30%, 06/01/2020 (a)	15,000	14,222
Energy Transfer Partners LP (USD), 5.20%, 02/01/2022	50,000	44,795
Kinder Morgan Energy Partners LP (USD), 3.50%, 03/01/2021	22,000	19,458
Sabine Pass Liquefaction LLC (USD), 6.25%, 03/15/2022	100,000	92,125
Williams Partners LP
(USD), 3.60%, 03/15/2022	90,000	65,721
(USD), 3.90%, 01/15/2025	32,000	22,791

		276,583

Food Products (0.5%)
Kraft Heinz Foods Co.
(USD), 6.75%, 03/15/2032	24,000	28,113
(USD), 7.13%, 08/01/2039 (a)	30,000	36,723

		64,836

Healthcare Providers & Services (0.3%)
Quest Diagnostics, Inc. (USD), 4.70%, 03/30/2045	48,000	45,000

Insurance (0.2%)
American International Group, Inc. (USD), 4.38%, 01/15/2055	30,000	24,130

Leisure Time (0.5%)
Harley-Davidson, Inc.
(USD), 3.50%, 07/28/2025	37,000	37,775
(USD), 4.63%, 07/28/2045	29,000	29,549

		67,324

Media (0.7%)
Cablevision Systems Corp. (USD), 8.00%, 04/15/2020	25,000	23,625
CCO Safari II LLC (USD), 4.46%, 07/23/2022 (a)	20,000	20,036
Comcast Corp. (USD), 6.95%, 08/15/2037	35,000	45,494

		89,155

Oil, Gas & Consumable Fuels (0.5%)
Blue Racer Midstream LLC / Blue Racer Finance Corp. (USD), 6.13%, 11/15/2022 (a)	15,000	11,212
Marathon Petroleum Corp. (USD), 4.75%, 09/15/2044	80,000	60,734

		71,946

Paper & Forest Products (0.4%)
International Paper Co. (USD), 5.15%, 05/15/2046	56,000	51,081

Retail (0.3%)
CVS Health Corp. (USD), 3.50%, 07/20/2022	43,000	44,274

Semiconductors (0.2%)
QUALCOMM, Inc. (USD), 4.80%, 05/20/2045	24,000	21,365

Software (0.4%)
Fidelity National Information Services, Inc. (USD), 3.63%, 10/15/2020	58,000	59,073

Transportation (1.0%)
Burlington Northern Santa Fe LLC (USD), 4.70%, 09/01/2045	21,000	21,356

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2016 (Unaudited)

Aberdeen Global Fixed Income Fund

Penske Truck Leasing Co. LP/PTL Finance Corp. (USD), 3.38%, 02/01/2022 (a)	$116,000	$113,818

		135,174

		1,623,953

Total Corporate Bonds		4,173,683

MUNICIPAL BONDS (0.9%)
UNITED STATES (0.9%)
GEORGIA (0.5%)
Municipal Electric Authority of Georgia Revenue Bonds (Build America Bonds) (USD), 6.64%, 04/01/2057	55,000	65,969

ILLINOIS (0.4%)
Chicago Transit Authority Sales Tax Receipts Revenue Bonds (Build America Bonds), Series B (USD), 6.20%, 12/01/2040	55,000	60,946

		126,915

Total Municipal Bonds		126,915

GOVERNMENT BONDS (36.8%)
AUSTRALIA (1.2%)
Australia Government Bond (AUD), 1.75%, 11/21/2020 (a)	233,000	162,464

BELGIUM (0.9%)
Belgium Government Bond
Series 68 (EUR), 2.25%, 06/22/2023 (a)	60,000	74,521
Series 71 (EUR), 3.75%, 06/22/2045 (a)	30,000	48,255

		122,776

FRANCE (3.8%)
France Government Bond OAT
(EUR), 0.00%, 05/25/2020 (a)	151,000	164,896
(EUR), 0.50%, 05/25/2025 (a)	215,000	231,349
(EUR), 3.25%, 05/25/2045 (a)	75,000	110,760

		507,005

GERMANY (0.5%)
Bundesrepublik Deutschland (EUR), 2.50%, 08/15/2046 (a)	42,000	62,258

ITALY (8.3%)
Italy Buoni Poliennali Del Tesoro
(EUR), 0.70%, 05/01/2020	550,000	605,532
(EUR), 3.10%, 09/15/2026 (a)(e)	275,675	370,498
(EUR), 1.65%, 03/01/2032 (a)	70,000	72,934
(EUR), 3.25%, 09/01/2046 (a)	50,000	61,744

		1,110,708

JAPAN (5.5%)
Japan Government Forty Year Bond (JPY), 1.40%, 03/20/2055	40,350,000	350,293
Japanese Government CPI Linked Bond (JPY), 0.10%, 03/10/2024 (e)	44,923,600	386,841

		737,134

MEXICO (2.8%)
Mexican Bonos (MXN), 10.00%, 12/05/2024	5,277,000	371,872

NETHERLANDS (0.6%)
Netherlands Government Bond (EUR), 1.75%, 07/15/2023 (a)	67,000	81,289

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2016 (Unaudited)

Aberdeen Global Fixed Income Fund

REPUBLIC OF IRELAND (4.8%)
Ireland Government Bond
(EUR), 3.40%, 03/18/2024 (a)	$178,000	$233,948
(EUR), 5.40%, 03/13/2025	272,000	411,480

		645,428

SINGAPORE (3.0%)
Singapore Government Bond (SGD), 3.25%, 09/01/2020	540,000	404,640

SPAIN (1.6%)
Spain Government Bond
(EUR), 1.60%, 04/30/2025 (a)	140,000	153,756
(EUR), 5.15%, 10/31/2044 (a)	40,000	63,894

		217,650

SWEDEN (0.4%)
Sweden Government Bond (SEK), 2.50%, 05/12/2025	325,000	44,262

UNITED KINGDOM (3.4%)
United Kingdom Gilt
REGS (GBP), 2.00%, 07/22/2020 (a)	69,000	103,042
(GBP), 4.25%, 06/07/2032 (a)	70,000	130,163
REGS (GBP), 4.75%, 12/07/2038 (a)	34,000	69,692
United Kingdom Treasury Gilt (GBP), 4.25%, 12/07/2049 (a)	75,000	156,350

		459,247

Total Government Bonds		4,926,733

U.S. TREASURIES (15.6%)
UNITED STATES (15.6%)
U.S. Treasury Bonds
(USD), 4.50%, 02/15/2036	82,000	109,810
(USD), 2.88%, 08/15/2045	40,000	40,881
U.S. Treasury Inflation Indexed Bond (USD), 0.38%, 07/15/2025 (e)	400,352	395,624
U.S. Treasury Notes
(USD), 0.38%, 03/15/2016	906,000	905,947
(USD), 0.63%, 10/15/2016	100,000	100,035
(USD), 1.00%, 12/31/2017	20,000	20,082
(USD), 0.88%, 10/15/2018	124,500	124,291
(USD), 1.75%, 09/30/2022	240,000	241,687
(USD), 2.13%, 05/15/2025	150,000	152,584

		2,090,941

Total U.S. Treasuries		2,090,941

REPURCHASE AGREEMENT (0.8%)
UNITED STATES (0.8%)
Repurchase Agreement, Fixed Income Clearing Corp., 0.03%, dated 01/29/2016, due 02/01/2016, repurchase price $115,000 collateralized by U.S. Treasury Bond, maturing 08/15/2043; total market value of $120,625	115,000	115,000

Total Repurchase Agreement		115,000

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2016 (Unaudited)

Aberdeen Global Fixed Income Fund

Total Investments (Cost $13,985,174) (f)—98.5%	13,199,534

Other assets in excess of liabilities—1.5%	196,291

Net Assets—100.0%	$13,395,825

(a)	Denotes a security issued under Regulation S or Rule 144A.
(b)	Variable or Floating Rate Security. Rate disclosed is as of January 31, 2016.
(c)	Perpetual bond. This is a bond that has no maturity date, is redeemable and pays a steady stream of interest indefinitely.
(d)	Indicates a stepped coupon bond. This bond was issued with a low coupon that gradually increases over the life of the bond.
(e)	Inflation linked security.
(f)	See accompanying Notes to Statements of Investments for tax unrealized appreciation/depreciation of securities.

AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro currency
GBP	British Pound Sterling
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
USD	U.S. Dollar
ZAR	South African Rand

At January 31, 2016, the Fund held the following futures contracts:

Futures Contracts	Counterparty	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation/ (Depreciation)
Canadian Government 10 Year Bond Futures	UBS	(5)	03/21/2016	$2,044
German Euro Bund Future	UBS	(1)	03/08/2016	107
United States Treasury Note 6%—2 year	UBS	4	03/31/2016	3,991
United States Treasury Note 6%—5 year	UBS	2	03/31/2016	2,807
United States Treasury Note 6%—5 year	UBS	(9)	03/31/2016	(11,771)
United States Treasury Note 6%—10 year	UBS	(5)	03/21/2016	(12,379)
United States Treasury Note 6%—30 Year	UBS	1	03/21/2016	185
United States Treasury Note 6%-Long Bond	UBS	(1)	03/21/2016	(7,401)

				(22,417)

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2016 (Unaudited)

Aberdeen Global Fixed Income Fund

At January 31, 2016, the Fund’s open forward foreign currency exchange contracts were as follows:

Purchase Contracts Settlement Date*	Counterparty	Amount Purchased		Amount Sold		Fair Value	Unrealized Appreciation/ (Depreciation)
Australian Dollar/United States Dollar
04/14/2016	Deutsche Bank	AUD	198,000	USD	138,048	$139,658	$1,610
04/14/2016	JPMorgan Chase	AUD	14,000	USD	9,867	9,875	8
British Pound/United States Dollar
04/14/2016	JPMorgan Chase	GBP	18,000	USD	25,757	25,652	(105)
04/14/2016	UBS	GBP	35,000	USD	51,045	49,878	(1,167)
Canadian Dollar/United States Dollar
04/14/2016	Royal Bank Of Canada	CAD	27,000	USD	19,192	19,275	83
Crech Koruna/United States Dollar
04/14/2016	Deutsche Bank	CZK	660,000	USD	26,575	26,509	(66)
Danish Krone/United States Dollar
04/14/2016	Citibank	DKK	277,000	USD	40,415	40,302	(113)
Euro/United States Dollar
04/14/2016	JPMorgan Chase	EUR	361,000	USD	393,542	391,828	(1,714)
Japanese Yen/United States Dollar
04/14/2016	JPMorgan Chase	JPY	185,207,000	USD	1,571,871	1,532,810	(39,061)
Malaysian Ringgit/United States Dollar
02/22/2016	JPMorgan Chase	MYR	140,000	USD	31,843	33,648	1,805
New Zealand Dollar/United States Dollar
04/14/2016	Goldman Sachs	NZD	31,000	USD	20,442	19,988	(454)
Norwegian Krone/United States Dollar
04/14/2016	Goldman Sachs	NOK	206,000	USD	23,060	23,713	653
Polish Zloty/United States Dollar
04/14/2016	UBS	PLN	115,000	USD	28,651	28,156	(495)
South African Rand/United States Dollar
04/14/2016	Barclays Bank	ZAR	420,000	USD	25,681	26,081	400
South Korean Won/United States Dollar
02/22/2016	Citibank	KRW	62,733,000	USD	53,369	52,305	(1,064)
02/22/2016	Goldman Sachs	KRW	167,294,000	USD	141,445	139,485	(1,960)
Swedish Krona/United States Dollar
04/14/2016	UBS	SEK	278,000	USD	32,623	32,465	(158)
Swiss Franc/United States Dollar
04/14/2016	Deutsche Bank	CHF	102,000	USD	102,295	99,886	(2,409)

						$2,691,514	$(44,207)

Sale Contracts Settlement Date*	Counterparty	Amount Purchased		Amount Sold		Fair Value	Unrealized Appreciation/ (Depreciation)
United States Dollar/Australian Dollar
04/14/2016	Barclays Bank	USD	128,925	AUD	185,000	$130,488	$(1,563)
United States Dollar/British Pound
04/14/2016	Barclays Bank	USD	25,789	GBP	18,000	25,652	137
04/14/2016	UBS	USD	14,408	GBP	10,000	14,251	157
United States Dollar/Canadian Dollar
04/14/2016	Royal Bank Of Canada	USD	30,863	CAD	44,000	31,410	(547)
04/14/2016	UBS	USD	16,991	CAD	24,000	17,133	(142)

See accompanying Notes to Statements of Investments.

Statement of Investments (concluded)

January 31, 2016 (Unaudited)

Aberdeen Global Fixed Income Fund

United States Dollar/Euro
04/14/2016	Citibank	USD	499,401	EUR	459,000	$498,196	$1,205
04/14/2016	Royal Bank Of Canada	USD	374,886	EUR	343,000	372,290	2,596
04/14/2016	UBS	USD	149,801	EUR	137,000	148,699	1,102
United States Dollar/Japanese Yen
04/14/2016	Goldman Sachs	USD	81,894	JPY	9,710,000	80,362	1,532
04/14/2016	Royal Bank Of Canada	USD	139,000	JPY	16,351,904	135,332	3,668
04/14/2016	UBS	USD	14,038	JPY	1,650,000	13,656	382
United States Dollar/Mexican Peso
04/14/2016	Goldman Sachs	USD	325,067	MXN	5,777,000	316,973	8,094
04/14/2016	JPMorgan Chase	USD	13,453	MXN	248,000	13,607	(154)
United States Dollar/Singapore Dollar
04/14/2016	UBS	USD	375,493	SGD	540,000	378,539	(3,046)
United States Dollar/South Korean Won
02/22/2016	Citibank	USD	21,827	KRW	25,657,000	21,392	435

						$2,197,980	$13,856

*	Certain contracts with different trade dates and like characteristics have been shown net.

See accompanying Notes to Statements of Investments.

Statement of Investments

January 31, 2016 (Unaudited)

Aberdeen Tax-Free Income Fund

	Shares or Principal Amount	Value (US$)
MUNICIPAL BONDS (98.1%)
Alabama (0.4%)
Industrial Development Board of the City of Mobile Alabama Revenue Bonds (Alabama Power Co.), 1.63%, 07/15/2034(a)	$400,000	$402,792

Alaska (1.2%)
City of Valdez Revenue Bonds Pipelines Project, Series B, 5.00%, 01/01/2021	1,000,000	1,140,150

California (12.7%)
Brea Redevelopment Agency Tax Allocation Refunding Bonds, Series A, 0.00%, 08/01/2025(b)	1,000,000	678,740
California Educational Facilities Authority Revenue Bonds (California Institute of Technology), 5.00%, 11/01/2039	1,000,000	1,121,130
Los Angeles Community College District General Obligation Unlimited Bonds, Series A, 5.50%, 08/01/2025	1,000,000	1,159,020
M-S-R Energy Authority Gas Revenue Bonds, Series B, 6.13%, 11/01/2029	500,000	662,235
M-S-R Energy Authority Revenue Bonds, Series A, 6.50%, 11/01/2039	500,000	718,890
San Francisco City & County Public Utilities Commission Revenue Bonds, Series F, 5.00%, 11/01/2024	300,000	353,481
Santa Clara Unified School District General Obligation Unlimited Bonds, 5.00%, 07/01/2026	465,000	525,715
State of California General Obligation Unlimited Bonds, Series A,
5.00%, 07/01/2022	1,100,000	1,121,175
5.00%, 03/01/2026	2,000,000	2,007,480
Turlock Irrigation District Revenue Bonds, 5.00%, 01/01/2029	1,000,000	1,145,190
University of California Revenue Bonds, Series Q, 5.25%, 05/15/2029	2,320,000	2,483,514

		11,976,570

Florida (2.6%)
City of Tampa Revenue Bonds (Baycare Health Care System), Series A, 4.00%, 11/15/2033	1,000,000	1,056,260
CityPlace Community Development District, Special Assessment & Revenue Refunding Bonds, 5.00%, 05/01/2019	1,000,000	1,096,400
Volusia County Educational Facility Authority Revenue Bonds, Series B, 5.00%, 10/15/2023	250,000	291,047

		2,443,707

Georgia (4.9%)
Burke County Development Authority Pollution Control Revenue Bonds (Transmission Corp. Vogtle Project), 1.30%, 01/01/2052(a)	1,000,000	1,003,540
Burke County Development Authority Revenue Bonds (Georgia Power Company Plant Vogtle Project), 1.75%, 12/01/2049(a)	1,000,000	1,009,730
Cherokee County General Obligation Unlimited Bonds, 5.00%, 04/01/2021	500,000	564,410
Forsyth County General Obligation Unlimited Bonds, Series A, 5.00%, 03/01/2028	100,000	112,678
Monroe Country Development Authority Revenue Bonds, VRN, 2.35%, 10/01/2048(a)	1,000,000	1,026,390
Municipal Electric Authority of Georgia Revenue Bonds
Prerefunded/Escrowed to Maturity, Series V, 6.60%, 01/01/2018	240,000	258,360
Unrefunded, Series V, 6.60%, 01/01/2018	585,000	620,205

		4,595,313

Illinois (0.6%)
Illinois Finance Authority Revenue Bonds (Carle Foundation), Series A, 6.00%, 08/15/2041	500,000	593,060

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2016 (Unaudited)

Aberdeen Tax-Free Income Fund

Kentucky (1.2%)
County of Carroll Pollution Control Revenue Bonds (Utilities Company Project), Series C, 0.74%, 10/01/2032(a)	$1,200,000	$1,089,642

Louisiana (3.1%)
East Baton Rouge Parish Sales Tax Revenue Bonds (Road & Street Improvement), 5.00%, 08/01/2024	540,000	615,595
Saint Charles Parish Revenue Bonds (Valero Energy Corp.), 4.00%, 12/01/2040(a)	1,250,000	1,348,437
Saint John The Baptist Parish Revenue Bonds (Marathon Oil), Series A, 5.13%, 06/01/2037	1,000,000	991,600

		2,955,632

Massachusetts (5.8%)
Commonwealth of Massachusetts General Obligation Limited Bonds, Series D
5.50%, 10/01/2016	1,000,000	1,034,180
5.50%, 10/01/2018	2,000,000	2,247,560
5.50%, 08/01/2019	1,000,000	1,157,140
Massachusetts Development Finance Agency Revenue Bonds (Boston Medical Center)
Series C, 5.00%, 07/01/2017	500,000	529,840
Unrefunded, Series C, 5.00%, 07/01/2017	500,000	526,500

		5,495,220

Michigan (1.1%)
Grand Rapids Building Authority Revenue Bonds, 5.00%, 08/01/2020	900,000	1,022,661

Minnesota (0.6%)
University of Minnesota Revenue Bonds, Series A, 5.25%, 04/01/2029	500,000	565,285

Nebraska (0.9%)
Central Plains Energy Project, Gas Project Revenue Bonds (Project No.3), 5.00%, 09/01/2021	750,000	862,628

New Hampshire (3.6%)
New Hampshire Business Finance Authority Pollution Control Refunding Revenue Bonds (United Illuminating Company Project), Series A, 0.85%, 10/01/2033(a)	1,230,000	1,131,347
New Hampshire Health & Education Facilities Authority Revenue Bonds (Dartmouth College), 5.25%, 06/01/2039	1,000,000	1,131,710
New Hampshire Health & Education Facilities Authority Revenue Bonds (University Systems), Series A, 5.00%, 07/01/2023	1,000,000	1,123,410

		3,386,467

New Jersey (4.7%)
New Jersey Economic Development Authority Revenue Bonds (School Facilities Conservation), Series BB, 5.25%, 09/01/2024	2,000,000	2,303,320
New Jersey Transportation Trust Fund Authority Revenue Bonds (Transportation System), Series A, 5.75%, 06/15/2017	1,000,000	1,059,930
New Jersey Turnpike Authority Revenue Bonds, Series A, 5.00%, 01/01/2031	850,000	1,027,208

		4,390,458

New York (8.1%)
Nassau County Local Economic Assistance Corp. Revenue Bonds (Catholic Health Services), 5.00%, 07/01/2030	1,000,000	1,120,050
New York State Dormitory Authority Revenue Bonds (State University Dormitory Facilities), Series A, 5.00%, 07/01/2039	2,500,000	2,764,375
New York State Dormitory Authority Revenue Bonds (State University Educational Facilities 3rd Generation), Series A, 5.50%, 05/15/2023	1,160,000	1,469,824
Oneida County Industrial Development Agency Revenue Bonds (Hamilton College Civic Facilities), 5.00%, 09/15/2027	1,000,000	1,102,770

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2016 (Unaudited)

Aberdeen Tax-Free Income Fund

Tompkins County Industrial Development Agency Revenue Bonds (Cornell University Civic Facilities), Series A, 5.25%, 07/01/2030	$1,000,000	$1,171,140

		7,628,159

North Dakota (1.1%)
City of Grand Forks, Health Care System Revenue Bonds (Altru Health System Obligated Group), 4.50%, 12/01/2032	1,000,000	1,032,010

Ohio (0.9%)
Ohio Air Quality Development Authority Revenue Bonds, Prerefunded, Series A, 5.75%, 06/01/2033(a)	800,000	811,560

Pennsylvania (8.0%)
Montgomery County Industrial Development Authority Health System Revenue Bonds, Series A, 5.00%, 01/15/2022	250,000	282,580
Pennsylvania Beaver County Industrial Development Authority Revenue Bonds, 3.50%, 04/01/2041(a)	1,000,000	1,027,910
Pennsylvania Higher Educational Facilities Authority Revenue Bonds (University of Pennsylvania), Series A, 5.00%, 09/01/2019	800,000	914,312
Pennsylvania Turnpike Commission Revenue Bonds, Series A, 5.25%, 07/15/2029	4,100,000	5,288,672

		7,513,474

Puerto Rico (1.3%)
Puerto Rico Sales Tax Financing Corp. Revenue Bonds, Series A, 0.00%, 08/01/2054(b)	15,875,000	1,231,900

Rhode Island (0.8%)
Tobacco Settlement Financing Corp. Revenue Bonds, Series B, 4.50%, 06/01/2045	750,000	759,660

South Carolina (0.4%)
University of South Carolina Revenue Bonds, Series A, 5.00%, 06/01/2030	350,000	380,520

Tennessee (0.6%)
Tennessee Energy Acquisition Corp. Revenue Bonds, Series A, 5.25%, 09/01/2023	500,000	597,805

Texas (26.3%)
City of Houston General Obligation Limited Bonds (Public Improvement), Series A, 5.00%, 03/01/2030	1,575,000	1,763,071
Dallas Area Rapid Transit Revenue Bonds
5.00%, 12/01/2036	730,000	757,280
Unrefunded, 5.00%, 12/01/2036	520,000	536,833
Dallas/Fort Worth International Airport Revenue Bonds, Joint Revenue Refunding Bonds, Series B, 5.00%, 11/01/2020	1,000,000	1,176,750
Fort Bend Independent School District General Obligation Unlimited Bonds, Prerefunded/Escrowed to Maturity, 5.00%, 02/15/2018	2,300,000	2,499,801
Harris County Health Facilities Development Corp. Revenue Bonds (SCH Health Care System), Prerefunded/Escrowed to Maturity, Series B, 5.75%, 07/01/2027	5,325,000	6,865,576
Lower Colorado River Authority Revenue Bonds, Prerefunded/Escrowed to Maturity, Series B, 6.00%, 01/01/2017	1,245,000	1,306,926
Matagorda County Navigation District No. 1 Revenue Bonds, Series B-1, 4.00%, 06/01/2030	1,000,000	1,038,620
SA Energy Acquisition Public Facility Corp. Revenue Bonds (Gas Supply), 5.25%, 08/01/2016	500,000	511,285
State of Texas General Obligation Unlimited Bonds (Transportation Commission)
Prerefunded, 5.00%, 04/01/2020	95,000	99,795
Unrefunded, 5.00%, 04/01/2020	2,405,000	2,526,380
State of Texas General Obligation Unlimited Bonds (Water Financial Assistance), Series C, 5.25%, 08/01/2018	1,050,000	1,164,618
State of Texas Transportation Commission Revenue Bonds, 5.00%, 04/01/2027	1,500,000	1,574,805
Texas A&M University Revenue Bonds (Financing System), Series A, 5.00%, 05/15/2025	1,065,000	1,200,031

See accompanying Notes to Statements of Investments.

Statement of Investments (concluded)

January 31, 2016 (Unaudited)

Aberdeen Tax-Free Income Fund

Texas Municipal Gas Acquisition & Supply Corp. I Revenue Bonds, Series D, 6.25%, 12/15/2026	$500,000	$616,235
University of North Texas Revenue Bonds (Financing System), Series A, 5.00%, 04/15/2028	1,000,000	1,121,950

		24,759,956

Washington (6.0%)
City of Seattle Water System Revenue Bonds, 5.00%, 02/01/2026	1,000,000	1,084,180
County of King General Obligation Limited Bonds, 5.00%, 01/01/2025	2,000,000	2,153,020
State of Washington General Obligation Unlimited Bonds
Series R-2010A, 5.00%, 01/01/2022	2,000,000	2,230,180
Series C, 5.00%, 01/01/2026	200,000	216,176

		5,683,556

West Virginia (0.6%)
West Virginia Economic Development Authority Revenue Bonds, Unrefunded, Series A, 1.90%, 03/01/2040(a)	550,000	553,872

Wisconsin (0.6%)
Wisconsin Health & Educational Facilities Authority Revenue Bonds (Aurora Health Care), Series A, 5.00%, 07/15/2028	500,000	566,855

Total Municipal Bonds		92,438,912

REPURCHASE AGREEMENT (2.1%)
United States (2.1%)
Repurchase Agreement, Fixed Income Clearing Corp., 0.03%, dated 01/29/2016, due 02/01/2016, repurchase price $1,981,005, collateralized by U.S. Treasury Bond, maturing 02/15/2043; total market value of $2,024,569	1,981,000	1,981,000

Total Repurchase Agreement		1,981,000

Total Investments (Cost $86,619,172) (c)—100.2%		94,419,912

Liabilities in excess of other assets—(0.2)%		(190,676)

Net Assets—100.0%		$94,229,236

(a)	Variable or Floating Rate Security. Rate disclosed is as of January 31, 2016.
(b)	Issued with a zero coupon.
(c)	See accompanying Notes to Statements of Investments for tax unrealized appreciation/depreciation of securities.

See accompanying Notes to Statements of Investments.

Statement of Investments

January 31, 2016 (Unaudited)

Aberdeen Ultra-Short Duration Bond Fund

	Shares or Principal Amount	Value (US$)
ASSET-BACKED SECURITIES (0.0%)
AUSTRALIA (0.0%)
SMART Trust, Series 2012-4US, Class A3B (USD), 0.97%, 03/14/2017 (a)	$3,789	$3,788

Total Asset-Backed Securities		3,788

CORPORATE BONDS (61.2%)
AUSTRALIA (1.1%)
Commercial Banks (1.1%)
Westpac Banking Corp. (USD), 0.82%, 11/25/2016 (a)	100,000	100,026

BELGIUM (1.6%)
Beverages (1.6%)
Anheuser-Busch InBev Finance, Inc. (USD), 0.81%, 01/27/2017 (a)	150,000	149,447

CANADA (4.4%)
Commercial Banks (4.2%)
Bank of Montreal (USD), 1.14%, 07/15/2016 (a)	100,000	100,056
Bank of Nova Scotia (USD), 0.96%, 06/11/2018 (a)	100,000	99,503
Royal Bank of Canada (USD), 0.95%, 01/23/2017 (a)	100,000	99,995
Toronto-Dominion Bank (The) (USD), 0.94%, 09/09/2016 (a)	100,000	100,119

		399,673

Oil, Gas & Consumable Fuels (0.2%)
Canadian Natural Resources Ltd. (USD), 1.75%, 01/15/2018	20,000	18,102

		417,775

GERMANY (1.6%)
Auto Manufacturers (1.6%)
Daimler Finance North America LLC (USD), 1.45%, 08/01/2016 (b)	150,000	150,269

LUXEMBOURG (1.1%)
Pharmaceutical (1.1%)
Actavis Funding SCS (USD), 1.29%, 09/01/2016 (a)	100,000	100,074

NETHERLANDS (1.0%)
Oil, Gas & Consumable Fuels (1.0%)
Shell International Finance BV (USD), 0.92%, 11/10/2018 (a)	100,000	99,696

SWITZERLAND (0.8%)
Metals & Mining (0.8%)
Glencore Funding LLC (USD), 1.70%, 05/27/2016 (b)	75,000	73,500

UNITED KINGDOM (3.2%)
Commercial Banks (1.1%)
Abbey National Treasury Services PLC (USD), 4.00%, 04/27/2016	100,000	100,752

Oil, Gas & Consumable Fuels (1.0%)
BP Capital Markets PLC (USD), 0.76%, 11/07/2016 (a)	100,000	99,786

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2016 (Unaudited)

Aberdeen Ultra-Short Duration Bond Fund

Pharmaceutical (1.1%)
GlaxoSmithKline Capital, Inc. (USD), 0.70%, 03/18/2016	$100,000	$100,011

		300,549

UNITED STATES (46.4%)
Auto Manufacturers (1.6%)
PACCAR Financial Corp. (USD), 1.45%, 03/09/2018	100,000	99,825
Toyota Motor Credit Corp. (USD), 0.94%, 01/12/2018 (a)	50,000	49,745

		149,570

COMMERCIAL BANKS (5.8%)
Citigroup, Inc. (USD), 1.30%, 11/15/2016	100,000	99,850
HSBC USA, Inc. (USD), 0.87%, 03/03/2017 (a)	100,000	99,819
JPMorgan Chase & Co. (USD), 1.03%, 02/26/2016 (a)	150,000	150,009
Morgan Stanley (USD), 1.88%, 01/05/2018	100,000	99,646
Wells Fargo & Co. (USD), 0.72%, 06/02/2017 (a)	100,000	99,496

		548,820

Computers & Peripherals (0.5%)
Hewlett Packard Enterprise Co. (USD), 2.45%, 10/05/2017 (b)	50,000	50,094

Diversified Financial Services (2.8%)
American Express Credit Corp. (USD), 1.30%, 07/29/2016	100,000	100,125
General Electric Capital Corp.
(USD), 1.21%, 05/09/2016 (a)	25,000	25,047
(USD), 1.27%, 07/12/2016 (a)	100,000	100,167
National Rural Utilities Cooperative Finance Corp. (USD), 0.95%, 04/24/2017	40,000	39,970

		265,309

Diversified Telecommunication Services (2.4%)
Cisco Systems, Inc. (USD), 0.82%, 06/15/2018 (a)	100,000	99,843
Verizon Communications, Inc. (USD), 2.04%, 09/15/2016 (a)	125,000	125,736

		225,579

Electric Utilities (6.3%)
Dayton Power & Light Co. (The) (USD), 1.88%, 09/15/2016	35,000	35,071
Dominion Resources, Inc. (USD), 1.25%, 03/15/2017	125,000	124,560
Duke Energy Corp. (USD), 0.99%, 04/03/2017 (a)	100,000	99,406
Duke Energy Indiana, Inc. (USD), 0.97%, 07/11/2016 (a)	130,000	129,996
Exelon Corp. (USD), 1.55%, 06/09/2017	50,000	49,882
Georgia Power Co. (USD), 0.76%, 08/15/2016 (a)	30,000	29,988
NextEra Energy Capital Holdings, Inc. (USD), 1.59%, 06/01/2017	100,000	99,817
Xcel Energy, Inc. (USD), 1.20%, 06/01/2017	20,000	19,914

		588,634

Electronics (1.5%)
Thermo Fisher Scientific, Inc. (USD), 1.30%, 02/01/2017	145,000	144,537

Energy Equipment & Services (1.0%)
Kinder Morgan, Inc. (USD), 2.00%, 12/01/2017	100,000	96,454

Food Products (2.1%)
JM Smucker Co. (USD), 1.75%, 03/15/2018	100,000	100,057
WM Wrigley Jr Co. (USD), 1.40%, 10/21/2016 (b)	100,000	100,032

		200,089

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2016 (Unaudited)

Aberdeen Ultra-Short Duration Bond Fund

Gas Utilities (1.9%)
Dominion Gas Holdings LLC (USD), 1.05%, 11/01/2016	$120,000	$119,945
Sempra Energy (USD), 2.30%, 04/01/2017	55,000	55,419

		175,364

Healthcare Providers & Services (2.6%)
UnitedHealth Group, Inc. (USD), 1.07%, 01/17/2017 (a)	100,000	100,042
Ventas Realty LP (USD), 1.25%, 04/17/2017	145,000	144,166

		244,208

Insurance (2.9%)
Berkshire Hathaway Finance Corp. (USD), 0.95%, 08/15/2016	150,000	150,076
MetLife, Inc. (USD), 1.90%, 12/15/2017	25,000	25,106
New York Life Global Funding (USD), 1.13%, 03/01/2017 (b)	100,000	100,129

		275,311

Machinery-Diversified (1.1%)
John Deere Capital Corp., Series FIX (USD), 1.05%, 10/11/2016	100,000	100,140

Media (1.6%)
NBCUniversal Enterprise, Inc. (USD), 1.16%, 04/15/2016 (a)(b)	150,000	149,992

Office/Business Equipment (0.2%)
Xerox Corp. (USD), 6.35%, 05/15/2018	20,000	21,332

Oil & Gas Services (1.1%)
Schlumberger Holdings Corp. (USD), 1.90%, 12/21/2017 (b)	100,000	99,651

Oil, Gas & Consumable Fuels (3.2%)
Chevron Corp. (USD), 1.37%, 03/02/2018	100,000	99,241
Devon Energy Corp. (USD), 1.05%, 12/15/2016 (a)	100,000	98,415
Exxon Mobil Corp. (USD), 1.31%, 03/06/2018	100,000	99,866

		297,522

Pharmaceutical (3.9%)
AbbVie, Inc. (USD), 1.80%, 05/14/2018	100,000	99,709
Baxalta, Inc. (USD), 1.37%, 06/22/2018 (a)(b)	100,000	99,720
Cardinal Health, Inc. (USD), 1.95%, 06/15/2018	100,000	99,714
Mylan, Inc. (USD), 1.80%, 06/24/2016	65,000	65,075

		364,218

Retail (2.8%)
CVS Health Corp. (USD), 1.20%, 12/05/2016	100,000	99,973
Home Depot, Inc. (USD), 0.88%, 09/15/2017 (a)	80,000	80,153
Lowe’s Cos., Inc. (USD), 1.10%, 09/14/2018 (a)	80,000	80,139

		260,265

Software (1.1%)
Oracle Corp. (USD), 0.82%, 07/07/2017 (a)	100,000	99,918

		4,357,007

Total Corporate Bonds		5,748,343

U.S. AGENCIES (17.3%)
UNITED STATES (17.3%)
Federal Home Loan Bank
(USD), 0.00%, 05/26/2016 (c)	390,000	389,498
(USD), 0.00%, 06/01/2016 (c)	175,000	174,758

See accompanying Notes to Statements of Investments.

Statement of Investments (concluded)

January 31, 2016 (Unaudited)

Aberdeen Ultra-Short Duration Bond Fund

(USD), 0.00%, 07/01/2016 (c)	$610,000	$608,900
(USD), 0.63%, 11/23/2016	200,000	199,951
Federal Home Loan Mortgage Corp. (USD), 0.00%, 04/04/2016 (c)	250,000	249,843

		1,622,950

Total U.S. Agencies		1,622,950

U.S. TREASURIES (20.7%)
UNITED STATES (20.7%)
U.S. Treasury Floating Rate Note (USD), 0.47%, 10/31/2017 (a)	500,000	499,828
U.S. Treasury Notes
(USD), 0.50%, 06/30/2016 (d)	50,000	50,003
(USD), 0.63%, 10/15/2016	900,000	900,317
(USD), 0.50%, 02/28/2017	450,000	449,209
(USD), 1.00%, 12/31/2017	40,000	40,164

		1,939,521

Total U.S. Treasuries		1,939,521

COMMERCIAL PAPER (1.0%)
UNITED STATES (1.0%)
Virginia Electric & Power Co. (USD), 0.71%, 02/01/2016	100,000	100,000

Total Commercial Paper		100,000

Total Investments (Cost $9,426,613) (e)—100.2%		9,414,602

Liabilities in excess of other assets—(0.2)%		(23,475)

Net Assets—100.0%		$9,391,127

(a)	Variable or Floating Rate Security. Rate disclosed is as of January 31, 2016.
(b)	Denotes a security issued under Regulation S or Rule 144A.
(c)	Issued with a zero coupon.
(d)	A security or a portion of the security was used to cover the margin requirement for futures contracts.
(e)	See accompanying Notes to Statements of Investments for tax unrealized appreciation/depreciation of securities.

USD	U.S. Dollar

At January 31, 2016, the Fund held the following futures contracts:

Futures Contract	Counterparty	Number of Contracts Long (Short)	Expiration Date	Unrealized Depreciation
United States Treasury Note 6%—2 year	UBS	(3)	03/31/2016	$(2,398)

See accompanying Notes to Statements of Investments.

Statement of Investments

January 31, 2016 (Unaudited)

Aberdeen Diversified Alternatives Fund

	Shares or Principal Amount	Value
MUTUAL FUNDS (81.8%)
Alternative Investment (61.8%)
Aberdeen Equity Long-Short Fund, Institutional Class (a)	1,281,696	$11,407,098
AQR Managed Futures Strategy Fund, Class I	1,255,433	13,043,954
Arbitrage Event Driven Fund, Institutional Class	590,797	5,175,380
BlackRock Global Long/Short Equity Fund, Institutional Class	1,365,416	15,538,429
Boston Partners Long/Short Research Fund, Institutional Class	1,146,085	16,400,474
Gotham Neutral Fund, Institutional Class	1,682,220	16,452,109

		78,017,444

Fixed Income Funds (20.0%)
Aberdeen Asia Bond Fund, Institutional Class (a)	396,008	3,766,037
Eaton Vance Floating-Rate Fund, Class I	1,383,646	11,498,103
Nuveen Preferred Securities Fund, Institutional Class	600,583	10,053,757

		25,317,897

Total Mutual Funds		103,335,341

EXCHANGE TRADED FUNDS (11.9%)
Equity Funds (4.9%)
First Trust Health Care AlphaDEX Fund (b)	67,491	3,618,193
iShares Global Infrastructure ETF	70,999	2,549,574

		6,167,767

Fixed Income Funds (7.0%)
iShares 7-10 Year Treasury Bond ETF	46,500	5,073,615
iShares TIPS Bond ETF	34,226	3,812,776

		8,886,391

Total Exchange Traded Funds		15,054,158

REPURCHASE AGREEMENT (8.0%)
Repuchase Agreement, Fixed Income Clearing Corp., 0.03%, dated 01/29/2016, due 02/01/2016, repurchase price $10,097,025, collateralized by U.S. Treasury Bond, maturing 02/15/2043; total market value of $10,301,964	$10,097,000	10,097,000

Total Repurchase Agreement		10,097,000

Total Investments (Cost $135,549,318) (c)—101.7%		128,486,499

Liabilities in excess of other assets—(1.7)%		(2,190,836)

Net Assets—100.0%		$126,295,663

(a)	Investment in affiliate.
(b)	Non-income producing security.
(c)	See accompanying Notes to Statements of Investments for tax unrealized appreciation/depreciation of securities.

ETF	Exchange-Traded Fund
TIPS	Treasury Inflation Protected Securities

See accompanying Notes to Statements of Investments.

Statement of Investments

January 31, 2016 (Unaudited)

Aberdeen Diversified Income Fund

	Shares or Principal Amount	Value
MUTUAL FUNDS (55.8%)
Fixed Income Funds (55.8%)
Aberdeen Asia Bond Fund, Institutional Class (a)	108,047	$1,027,526
Aberdeen Global High Income Fund, Class I (a)	239,303	1,852,204
Aberdeen Total Return Bond Fund, Class I (a)	94,055	1,229,304
Eaton Vance Floating-Rate Fund, Class I	320,199	2,660,850
Nuveen Preferred Securities Fund, Institutional Class	170,159	2,848,463
Oppenheimer International Bond Fund, Class Y	349,841	1,924,126

		11,542,473

Total Mutual Funds		11,542,473

EXCHANGE TRADED FUNDS (41.7%)
Equity Funds (32.8%)
ETRACS Alerian MLP Infrastructure Index ETN	23,484	523,223
iShares Core S&P 500 ETF	4,089	795,801
iShares Global Infrastructure ETF	11,708	420,434
iShares MSCI EAFE ETF	15,116	838,636
Vanguard High Dividend Yield ETF	48,742	3,161,894
WisdomTree Europe Hedged Equity Fund	20,109	1,045,467

		6,785,455

Fixed Income Fund (3.0%)
iShares 7-10 Year Treasury Bond ETF	5,668	618,436

Real Estate Investment Trust (REIT) Funds (5.9%)
iShares Cohen & Steers REIT ETF	12,903	1,232,107

Total Exchange Traded Funds		8,635,998

REPURCHASE AGREEMENT (4.5%)
Repuchase Agreement, Fixed Income Clearing Corp., 0.03%, dated 01/29/2016, due 02/01/2016, repurchase price $933,002, collateralized by U.S. Treasury Bond, maturing 02/15/2043; total market value of $955,293	$933,000	933,000

Total Repurchase Agreement		933,000

Total Investments (Cost $22,701,119) (b)—102.0%		21,111,471

Liabilities in excess of other assets—(2.0)%		(406,834)

Net Assets—100.0%		$20,704,637

(a)	Investment in affiliate.
(b)	See accompanying Notes to Statements of Investments for tax unrealized appreciation/depreciation of securities.

ETF	Exchange-Traded Fund
ETN	Exchange Traded Note
REIT	Real Estate Investment Trust

See accompanying Notes to Statements of Investments.

Statement of Investments

January 31, 2016 (Unaudited)

Aberdeen Dynamic Allocation Fund

	Shares or Principal Amount	Value
MUTUAL FUNDS (49.2%)
Alternative Investment (5.8%)
AQR Managed Futures Strategy Fund, Class I	121,303	$1,260,333

Equity Funds (11.5%)
Aberdeen Emerging Markets Fund, Institutional Class (a)	84,647	925,195
Aberdeen Small Cap Fund, Institutional Class (a)(b)	57,732	1,568,577

		2,493,772

Fixed Income Funds (31.9%)
Aberdeen Asia Bond Fund, Institutional Class (a)	70,009	665,791
Aberdeen Global High Income Fund, Class I (a)	111,712	864,649
Aberdeen Total Return Bond Fund, Class I (a)	114,787	1,500,261
Eaton Vance Floating-Rate Fund, Class I	154,602	1,284,742
Nuveen Preferred Securities Fund, Institutional Class	115,103	1,926,833
Oppenheimer International Bond Fund, Class Y	121,637	669,002

		6,911,278

Total Mutual Funds		10,665,383

EXCHANGE TRADED FUNDS (44.9%)
Equity Funds (31.7%)
Deutsche X-trackers MSCI Japan Hedged Equity ETF	22,929	833,240
First Trust Health Care AlphaDEX Fund (b)	11,269	604,131
iShares Core S&P 500 ETF	5,451	1,060,874
iShares MSCI EAFE ETF	19,970	1,107,935
iShares Russell Midcap ETF	10,318	1,544,501
WisdomTree Europe Hedged Equity Fund	33,100	1,720,869

		6,871,550

Fixed Income Funds (7.3%)
iShares 7-10 Year Treasury Bond ETF	6,141	670,045
iShares TIPS Bond ETF	8,166	909,692

		1,579,737

Real Estate Investment Trust (REIT) Funds (5.9%)
iShares Cohen & Steers REIT ETF	13,540	1,292,935

Total Exchange Traded Funds		9,744,222

REPURCHASE AGREEMENT (6.7%)
Repuchase Agreement, Fixed Income Clearing Corp., 0.03%, dated 01/29/2016, due 02/01/2016, repurchase price $1,466,004. collateralized by U.S. Treasury Bond, maturing 02/15/2043; total market value of $1,498,073	$1,466,000	1,466,000

Total Repurchase Agreement		1,466,000

Total Investments (Cost $22,849,838) (c)—100.8%		21,875,605

Liabilities in excess of other assets—(0.8)%		(180,007)

Net Assets—100.0%		$21,695,598

(a)	Investment in affiliate.

See accompanying Notes to Statements of Investments.

Statement of Investments (concluded)

January 31, 2016 (Unaudited)

Aberdeen Dynamic Allocation Fund

(b)	Non-income producing security.
(c)	See accompanying Notes to Statements of Investments for tax unrealized appreciation/depreciation of securities.

ETF	Exchange-Traded Fund
REIT	Real Estate Investment Trust
TIPS	Treasury Inflation Protected Securities

See accompanying Notes to Statements of Investments.

Notes to Statements of Investments (unaudited)

January 31, 2016

1. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Aberdeen Funds (the “Trust” and each of its series a “Fund,” or collectively, the “Funds”) in the preparation of their financial statements. The policies conform to accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The accounting records of the Funds are maintained in U.S. Dollars.

a. Security Valuation

The Funds value their securities at current market value or fair value, consistent with regulatory requirements. “Fair value” is defined in the Funds’ Valuation and Liquidity Procedures as the price that could be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants without a compulsion to contract at the measurement date.

Equity securities that are traded on an exchange are valued at the last quoted sale price on the principal exchange on which the security is traded at the “Valuation Time” subject to application, when appropriate, of the valuation factors described in the paragraph below. Under normal circumstances, the Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern Time). In the absence of a sale price, the security is valued at the mean of the bid/ask price quoted at the close on the principal exchange on which the security is traded. Securities traded on NASDAQ are valued at the NASDAQ official closing price. Open-end mutual funds are valued at the respective net asset value as reported by such company. The prospectuses for the registered open-end management investment companies in which a Fund invests explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing. Closed-end funds and exchange-traded funds (“ETFs”) are valued at the market price of the security at the Valuation Time. A security using any of these pricing methodologies is determined to be a Level 1 investment.

Foreign equity securities that are traded on foreign exchanges that close prior to the Valuation Time are valued by applying valuation factors to the last sale price or the mean price as noted above. Valuation factors are provided by an independent pricing service provider. These valuation factors are used when pricing a Fund’s portfolio holdings to estimate market movements between the time foreign markets close and the time a Fund values such foreign securities. These valuation factors are based on inputs such as depositary receipts, indices, futures, sector indices/ETFs, exchange rates, and local exchange opening and closing prices of each security. When prices with the application of valuation factors are utilized, the value assigned to the foreign securities may not be the same as quoted or published prices of the securities on their primary markets. A security that applies a valuation factor is determined to be a Level 2 investment because the exchange-traded price has been adjusted. Valuation factors are not utilized if the independent pricing service provider is unable to provide a valuation factor or if the valuation factor falls below a predetermined threshold; in such case, the security is determined to be a Level 1 investment.

Long-term debt and other fixed-income securities are valued at the last quoted or evaluated bid price on the valuation date provided by an independent pricing service provider approved by the Board. Pricing services generally price debt securities assuring orderly transactions of an institutional “round lot” size, but some trades occur in smaller “odd lot” sizes which may be effected at lower prices than institutional round lot trades. If there are no current day bids, the security is valued at the previously applied bid. Short-term debt securities (such as commercial paper and U.S. treasury bills) having a remaining maturity of 60 days or less are valued at the last quoted or evaluated bid price on the valuation date provided by an independent pricing service, or on the basis of amortized cost if it represents the best approximation for fair value. Debt and other fixed-income securities are generally determined to be Level 2 investments.

Derivative instruments are generally valued according to the following procedures. Exchange traded derivatives are generally Level 1 investments and over-the-counter derivatives are generally Level 2 investments. Forward currency exchange contracts are generally valued based on the current spot exchange rates and the forward exchange rate points (ex. 1-month, 3-month) that are obtained from an approved pricing agent. Based on the actual settlement dates of the forward contracts held, an interpolated value of the forward points is combined with the spot exchange rate to derive the valuation. Futures contracts are generally valued at the most recent settlement price as of NAV determination. Swap agreements are generally valued by an approved pricing agent based on the terms of the swap agreement (including future cash flows). When market quotations or exchange rates are not readily available, or if the Adviser concludes that such market quotations do not accurately reflect fair value, the fair value of a Fund’s assets are determined in good faith in accordance with the Valuation Procedures.

Notes to Statements of Investments (unaudited) (continued)

January 31, 2016

In the event that a security’s market quotations are not readily available or are deemed unreliable (for reasons other than because the foreign exchange on which it trades closed before the Valuation Time), the security is valued at fair value as determined by the Funds’ Pricing Committee, taking into account the relevant factors and surrounding circumstances using Valuation and Liquidity Procedures approved by the Funds’ Board of Trustees. A security that has been fair valued by the Pricing Committee may be classified as Level 2 or 3 depending on the nature of the inputs.

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Funds disclose the fair value of their investments using a three-level hierarchy that classifies the inputs to valuation techniques used to measure the fair value. The hierarchy assigns Level 1 measurements to valuations based upon unadjusted quoted prices in active markets for identical assets, Level 2 measurements to valuations based upon other significant observable inputs, including adjusted quoted prices in active markets for identical assets, and Level 3 measurements to valuations based upon unobservable inputs that are significant to the valuation. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability, which are based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. A financial instrument’s level within the fair value hierarchy is based upon the lowest level of any input that is significant to the fair value measurement.

The three-level hierarchy of inputs is summarized below:

Level 1 - quoted prices in active markets for identical investments;

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk); or

Level 3 - significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments).

A summary of standard inputs is listed below:

Security Type	Standard Inputs

Foreign equities utilizing a fair value factor	Depositary receipts, indices, futures, sector indices/ETFs, exchange rates, and local exchange opening and closing prices of each security.

Debt and other fixed-income securities	Reported trade data, broker-dealer price quotations, benchmark yields, issuer spreads on comparable securities, credit quality, yield, and maturity.

Forward foreign currency contracts	Forward exchange rate quotations.

Swap agreements	Market information pertaining to the underlying reference assets, i.e., credit spreads, credit event probabilities, fair values, forward rates, and volatility measures.

The following is a summary of the inputs used as of January 31, 2016 in valuing the Funds’ investments at fair value. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Please refer to the Statements of Investments for a detailed breakout of the security types:

Notes to Statements of Investments (unaudited) (continued)

January 31, 2016

Investments, at Value	LEVEL 1 - Quoted Prices ($)	LEVEL 2 - Other Significant Observable Inputs ($)	LEVEL 3 - Significant Unobservable Inputs ($)	Total ($)
Aberdeen Asia-Pacific (ex-Japan) Equity Fund
Investments in Securities
Common Stocks	778,650	32,601,306	—	33,379,956
Preferred Stocks	—	1,778,416	—	1,778,416
Repurchase Agreement	—	1,087,000	—	1,087,000

	778,650	35,466,722	—	36,245,372

Investments, at Value	Level 1	Level 2	Level 3	Total
Aberdeen Asia-Pacific Smaller Companies Fund
Investments in Securities
Common Stocks	486,702	1,443,404	—	1,930,106
Warrants	1,104	—	—	1,104
Repurchase Agreement	—	793,000	—	793,000

	487,806	2,236,404	—	2,724,210

Investments, at Value	Level 1	Level 2	Level 3	Total
Aberdeen China Opportunities Fund
Investments in Securities
Common Stocks	920,905	12,748,547	—	13,669,452

	920,905	12,748,547	—	13,669,452

Investments, at Value	Level 1	Level 2	Level 3	Total
Aberdeen Emerging Markets Fund
Investments in Securities
Common Stocks	1,354,477,320	4,497,411,762	—	5,851,889,082
Preferred Stocks	138,192,463	283,468,946	—	421,661,409
Repurchase Agreement	—	92,279,000	—	92,279,000

	1,492,669,783	4,873,159,708	—	6,365,829,491

Investments, at Value	Level 1	Level 2	Level 3	Total
Aberdeen Equity Long-Short Fund
Investments in Securities
Common Stocks—Long Positions	89,046,509	—	—	89,046,509
Repurchase Agreement	—	9,958,000	—	9,958,000
Common Stocks—Short Positions	(40,687,659)	—	—	(40,687,659)
Exchange Traded Funds—Short Positions	(4,039,095)	—	—	(4,039,095)

	44,319,755	9,958,000	—	54,277,755

Investments, at Value	Level 1	Level 2	Level 3	Total
Aberdeen European Equity Fund
Investments in Securities
Common Stocks	—	1,256,259	—	1,256,259

	—	1,256,259	—	1,256,259

Investments, at Value	Level 1	Level 2	Level 3	Total
Aberdeen Global Equity Fund
Investments in Securities
Common Stocks	38,403,966	38,091,025	—	76,494,991
Preferred Stocks	4,173,107	1,423,772	—	5,596,879
Repurchase Agreement	—	2,067,000	—	2,067,000

	42,577,073	41,581,797	—	84,158,870

Investments, at Value	Level 1	Level 2	Level 3	Total
Aberdeen Global Natural Resources Fund
Investments in Securities
Common Stocks	8,990,719	8,098,457	—	17,089,176
Preferred Stocks	438,210	—	—	438,210
Repurchase Agreement	—	725,000	—	725,000

	9,428,929	8,823,457	—	18,252,386

Notes to Statements of Investments (unaudited) (continued)

January 31, 2016

Investments, at Value	Level 1	Level 2	Level 3	Total
Aberdeen Global Small Cap Fund
Investments in Securities
Common Stocks	27,588,011	44,137,507	—	71,725,518
Repurchase Agreement	—	1,895,000	—	1,895,000

	27,588,011	46,032,507	—	73,620,518

Investments, at Value	Level 1	Level 2	Level 3	Total
Aberdeen International Equity Fund
Investments in Securities
Common Stocks	57,097,290	374,584,078	—	431,681,368
Preferred Stocks	29,901,450	7,480,114	—	37,381,564
Repurchase Agreement	—	9,687,000	—	9,687,000

	86,998,740	391,751,192	—	478,749,932

Investments, at Value	Level 1	Level 2	Level 3	Total
Aberdeen Japanese Equities Fund
Investments in Securities
Common Stocks	—	915,581	—	915,581

	—	915,581	—	915,581

Investments, at Value	Level 1	Level 2	Level 3	Total
Aberdeen Latin American Equity Fund
Investments in Securities
Common Stocks	2,272,360	—	—	2,272,360
Preferred Stocks	177,469	—	—	177,469

	2,449,829	—	—	2,449,829

Investments, at Value	Level 1	Level 2	Level 3	Total
Aberdeen Small Cap Fund
Investments in Securities
Common Stocks	408,188,680	—	—	408,188,680
Repurchase Agreement	—	10,742,000	—	10,742,000

	408,188,680	10,742,000	—	418,930,680

Investments, at Value	Level 1	Level 2	Level 3	Total
Aberdeen U.S. Multi-Cap Equity Fund
Investments in Securities
Common Stocks	332,809,251	—	—	332,809,251
Repurchase Agreement	—	449,000	—	449,000

	332,809,251	449,000	—	333,258,251

Investments, at Value	Level 1	Level 2	Level 3	Total
Aberdeen Asia Bond Fund
Investments in Securities
Corporate Bonds	—	21,683,453	—	21,683,453
Government Bonds	—	8,260,247	—	8,260,247
Government Agencies	—	1,380,050	—	1,380,050
Repurchase Agreement	—	2,292,000	—	2,292,000
Other Financial Instruments
Assets
Futures Contracts	242,672	—	—	242,672
Forward Foreign Currency Exchange Contracts	—	559,532	—	559,532
Liabilities
Futures Contracts	(315,765)	—	—	(315,765)
Forward Foreign Currency Exchange Contracts	—	(716,225)	—	(716,225)

	(73,093)	33,459,057	—	33,385,964

Notes to Statements of Investments (unaudited) (continued)

January 31, 2016

Investments, at Value	Level 1	Level 2	Level 3	Total
Aberdeen Emerging Markets Debt Fund
Investments in Securities
Corporate Bonds	—	2,906,363	—	2,906,363
Government Bonds	—	18,008,111	—	18,008,111
Government Agencies	—	5,169,329	—	5,169,329
Repurchase Agreement	—	370,000	—	370,000
Other Financial Instruments
Assets
Forward Foreign Currency Exchange Contracts	—	113,223	—	113,223
Liabilities
Forward Foreign Currency Exchange Contracts	—	(52,592)	—	(52,592)

	—	26,514,434	—	26,514,434

Investments, at Value	Level 1	Level 2	Level 3	Total
Aberdeen Emerging Markets Debt Local Currency Fund
Investments in Securities
Corporate Bonds	—	689,422	—	689,422
Government Bonds	—	7,475,118	—	7,475,118
Government Agencies	—	1,285,532	—	1,285,532
Repurchase Agreement	—	218,000	—	218,000
Other Financial Instruments
Assets
Forward Foreign Currency Exchange Contracts	—	34,255	—	34,255
Liabilities
Forward Foreign Currency Exchange Contracts	—	(50,893)	—	(50,893)

	—	9,651,434	—	9,651,434

Investments, at Value	Level 1	Level 2	Level 3	Total
Aberdeen Global Fixed Income Fund
Investments in Securities
Asset-Backed Securities	—	61,198	—	61,198
Commercial Mortgage-Backed Securities	—	697,545	—	697,545
Residential Mortgage-Backed Securities	—	1,007,519	—	1,007,519
Corporate Bonds	—	4,173,683	—	4,173,683
Municipal Bonds	—	126,915	—	126,915
Government Bonds	—	4,926,733	—	4,926,733
U.S. Treasuries	—	2,090,941	—	2,090,941
Repurchase Agreement	—	115,000	—	115,000
Other Financial Instruments
Assets
Futures Contracts	9,134	—	—	9,134
Forward Foreign Currency Exchange Contracts	—	23,867	—	23,867
Liabilities
Futures Contracts	(31,551)	—	—	(31,551)
Forward Foreign Currency Exchange Contracts	—	(54,218)	—	(54,218)

	(22,417)	13,169,183	—	13,146,766

Investments, at Value	Level 1	Level 2	Level 3	Total
Aberdeen Tax-Free Income Fund
Investments in Securities
Municipal Bonds	—	92,438,912	—	92,438,912
Repurchase Agreement	—	1,981,000	—	1,981,000

	—	94,419,912	—	94,419,912

Notes to Statements of Investments (unaudited) (continued)

January 31, 2016

Investments, at Value	Level 1	Level 2	Level 3	Total
Aberdeen Ultra-Short Duration Bond Fund
Investments in Securities
Asset-Backed Securities	—	3,788	—	3,788
Corporate Bonds	—	5,748,343	—	5,748,343
U.S. Agencies	—	1,622,950	—	1,622,950
U.S. Treasuries	—	1,939,521	—	1,939,521
Commercial Paper	—	100,000	—	100,000
Other Financial Instruments
Liabilities
Futures Contracts	(2,398)	—	—	(2,398)

	(2,398)	9,414,602	—	9,412,204

Investments, at Value	Level 1	Level 2	Level 3	Total
Aberdeen Diversified Alternatives Fund
Investments in Securities
Mutual Funds	103,335,341	—	—	103,335,341
Exchange Traded Funds	15,054,158	—	—	15,054,158
Repurchase Agreement	—	10,097,000	—	10,097,000

	122,155,536	10,097,000	—	132,252,536

Investments, at Value	Level 1	Level 2	Level 3	Total
Aberdeen Diversified Income Fund
Investments in Securities
Mutual Funds	11,542,473	—	—	11,542,473
Exchange Traded Funds	8,635,998	—	—	8,635,998
Repurchase Agreement	—	933,000	—	933,000

	20,178,471	933,000	—	21,111,471

Investments, at Value	Level 1	Level 2	Level 3	Total
Aberdeen Dynamic Allocation Fund
Investments in Securities
Mutual Funds	10,665,383	—	—	10,665,383
Exchange Traded Funds	9,744,222	—	—	9,744,222
Repurchase Agreement	—	1,466,000	—	1,466,000

	20,409,605	1,466,000	—	21,875,605

Amounts listed as “–” are $0 or round to $0.

For movements between the Levels within the fair value hierarchy, the Funds have adopted a policy of recognizing transfers at the end of each period. As described above, certain foreign securities are valued utilizing valuation factors provided by an independent pricing service to reflect any significant market movements between the time foreign markets close and the time the Fund values such foreign securities. The utilization of valuation factors may result in transfers between Level 1 and Level 2. During the period ended January 31, 2016, several Funds had transfers between Level 1 and Level 2 because there was a valuation factor applied at January 31, 2016 that had not been applied at a prior period end or a valuation factor applied at a prior period end that was not applied at January 31, 2016. For the period ended January 31, 2016 there were no significant changes to the fair valuation methodologies. The following is a summary of Funds which had significant transfers:

Fund	Transfer from Level 1	Transfer from Level 2	Transfer from Level 3
Aberdeen Asia-Pacific (ex-Japan) Equity Fund	$—	$411,083	$—
Aberdeen Asia-Pacific Smaller Companies Fund	$155,568	$30,670	$—
Aberdeen China Opportunities Fund	$376,962	$201,110	$—
Aberdeen Global Natural Resources Fund	$200,506	$—	$—
Aberdeen Global Small Cap Fund	$2,364,220	$2,850,724	$—

Notes to Statements of Investments (unaudited) (continued)

January 31, 2016

b. Repurchase Agreements

The Funds may enter into repurchase agreements under the terms of a Master Repurchase Agreement. It is each Fund’s policy that its custodian/counterparty segregate the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. The repurchase price generally equals the price paid by a Fund plus interest negotiated on the basis of current short-term rates. To the extent that any repurchase transaction exceeds one business day, the collateral is valued on a daily basis to determine its adequacy. Under the Master Repurchase Agreement, if the counterparty defaults and the value of the collateral declines, or if bankruptcy proceedings are commenced with respect to the counterparty of the security, realization of the collateral by the Funds may be delayed or limited. Repurchase agreements are subject to contractual netting arrangements with the counterparty, Fixed Income Clearing Corp. For additional information on individual repurchase agreements, see the Statements of Investments.

c. Restricted Securities

Restricted securities are privately-placed securities whose resale is restricted under U.S. securities laws. The Funds may invest in restricted securities, including unregistered securities eligible for resale without registration pursuant to Rule 144A and privately-placed securities of U.S. and non-U.S. issuers offered outside the U.S. without registration pursuant to Regulation S under the Securities Act of 1933, as amended (the “1933 Act”). Rule 144A securities may be freely traded among certain qualified institutional investors, such as the Funds, but resale of such securities in the U.S. is permitted only in limited circumstances.

d. Foreign Currency Translation

Foreign currency amounts are translated into U.S. Dollars at the current rate of exchange as of the Valuation Time to determine the value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective date of these transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held.

Foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. Dollars at the exchange rate of said currencies against the U.S. Dollar, as of the Valuation Time, as provided by an independent pricing service.

e. Rights Issues and Warrants

Rights issues give the right, normally to existing shareholders, to buy a proportional number of additional securities at a given price (generally at a discount) within a fixed period (generally on a short term period) and are offered at the company’s discretion. Warrants are securities that give the holder the right to buy common stock at a specified price for a specified period of time. Rights issues and warrants are speculative and have no value if they are not exercised before the expiration date. Rights issues and warrants are valued at the last sale price on the exchange on which they are traded.

f. Short Sales

During the period, the Equity Long-Short Fund engaged in short-selling of portfolio securities, which obligates the Fund to replace any security that it has borrowed by purchasing the security at current market value sometime in the future. The Fund will incur a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund generally will realize a gain if the price of the security declines between these dates. Until the Fund replaces the borrowed security, the Fund will segregate or earmark cash, other liquid assets and/or securities held long to sufficiently cover the Fund’s short position on a daily basis. Dividends declared on securities sold short are recorded as an expense on the ex-dividend date and paid to the counterparty on the dividend pay date. The collateral for securities sold short includes the deposits with brokers and securities held long as shown in the Statement of Investments for the Fund.

Notes to Statements of Investments (unaudited) (continued)

January 31, 2016

g. Credit-Linked Notes

The Asia Bond Fund invests in credit-linked securities, which are unstructured, unleveraged pass-through vehicles to an underlying security denominated in a local currency, used for the purposes of efficiently managing access to the market and interest rate risk. For instance, the Fund may invest in credit-linked securities as a cash management tool in order to gain exposure to a certain market and/or to remain fully invested when more traditional income producing securities are not available. Like an investment in a bond, investments in credit-linked securities represent the right to receive periodic income payments (in the form of distributions) and payment of principal at the end of the term of the security. However, these payments are conditioned on the issuer’s receipt of payments from, and the issuer’s potential obligations to, the counterparties to the derivative instruments and other securities in which the issuer invests. For instance, the issuer may sell one or more credit default swaps, under which the issuer would receive a stream of payments over the term of the swap agreements provided that no event of default has occurred with respect to the referenced debt obligation upon which the swap is based. If a default occurs, the stream of payments may stop and the issuer would be obligated to pay the counterparty the par value (or other agreed upon value) of the referenced debt obligation. This, in turn, would reduce the amount of income and principal that the Fund would receive. A Fund’s investments in these instruments are indirectly subject to the risks associated with derivative instruments, including, among others, credit risk, default or similar event risk, counterparty risk, interest rate risk, leverage risk and management risk. It is also expected that the securities will be exempt from registration under the 1933 Act. Accordingly, there may be no established trading market for the securities and they may constitute illiquid investments.

h. Mortgage Dollar Rolls

Certain Funds may invest in mortgage dollar rolls. Mortgage dollar rolls are arrangements in which a Fund would sell mortgage-backed securities for delivery in the current month and simultaneously contract to purchase substantially similar (same type, coupon, and maturity) securities on a specified future date. During the roll period, the Fund forgoes principal and interest paid on the mortgage-backed securities. The Fund could potentially receive gains on the difference between the current sales price and the lower price for the future purchase as well as any interest earned on the proceeds of the initial sale. At the time the Fund enters into a mortgage dollar roll, it would set aside permissible liquid assets in a segregated account to secure its obligation for the forward commitment to buy mortgage-backed securities. Depending on whether the segregated assets are cash equivalent or some other type of security, entering into mortgage dollar rolls may subject the Fund to additional interest rate sensitivity. For accounting purposes, any gain or loss is considered unrealized until the roll reaches completion. Mortgage dollar roll investments entail risks related to the potential inability of counterparties to complete the transaction, which may be heightened because of the delayed payment date.

2. Investments in Affiliated Issuers

The Funds’ adviser or an affiliate serves as the adviser to certain underlying funds. A summary of the Funds’ investments in securities of these underlying funds for the period ended January 31, 2016 is set forth below:

Diversified Alternatives Fund

Fund	10/31/2015 Share Balance	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received(1)	01/31/2016 Share Balance	01/31/2016 Market Value
Aberdeen Equity Long-Short Fund	1,719,759	$1,989,648	7,286,763	$(1,128,406)	$1,989,648	$1,281,696	$11,407,098
Aberdeen Asia Bond Fund	524,752	41,720	1,361,880	(79,872)	41,720	396,008	3,766,037

Total		2,031,368	8,648,643	(1,208,278)	2,031,368		15,173,135

(1)	Distributions received includes both Income and Gains Distributions, if any.

Notes to Statements of Investments (unaudited) (continued)

January 31, 2016

Diversified Income Fund

Fund	10/31/2015 Share Balance	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received(1)	01/31/2016 Share Balance	01/31/2016 Market Value
Aberdeen International Equity Fund	66,230	$50,238	1,026,346	$(239,451)	$3,267	$—	$—
Aberdeen Asia Bond Fund	114,621	11,122	79,744	(6,005)	11,122	108,047	1,027,526
Aberdeen Global High Income Fund	240,442	25,910	40,657	(5,814)	25,910	239,303	1,852,204
Aberdeen Total Return Bond Fund	104,678	54,744	199,903	(6,357)	7,797	94,055	1,229,304

Total		142,014	1,346,650	(257,627)	48,096		4,109,034

(1)	Distributions received includes both Income and Gains Distributions, if any.

Dynamic Allocation Fund

Fund	10/31/2015 Share Balance	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received(1)	01/31/2016 Share Balance	01/31/2016 Market Value
Aberdeen International Equity Fund	90,794	$88,896	1,471,180	$(374,643)	$4,479	$—	$—
Aberdeen Emerging Markets Fund	58,043	306,534	—	—	11,504	84,647	925,195
Aberdeen Small Cap Fund	73,323	—	357,918	50,048	—	57,732	1,568,577
Aberdeen Asia Bond Fund	98,613	6,910	297,107	(13,785)	6,910	70,009	665,791
Aberdeen Global High Income Fund	108,342	26,861	—	—	11,893	111,712	864,649
Aberdeen Total Return Bond Fund	121,997	9,357	106,793	(3,330)	9,357	114,787	1,500,261

Total		438,558	2,232,998	(341,710)	44,143		5,524,473

(1)	Distributions received includes both Income and Gains Distributions, if any.

Notes to Statements of Investments (unaudited) (concluded)

January 31, 2016

3. Tax Information

As of January 31, 2016, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) for each Fund were as follows:

	Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Aberdeen Asia-Pacific (ex-Japan) Equity Fund	$44,953,067	$159,350	$(8,867,045)	$(8,707,695)
Aberdeen Asia-Pacific Smaller Companies Fund	3,497,457	74,543	(847,790)	(773,247)
Aberdeen China Opportunities Fund	18,873,458	653,351	(5,857,357)	(5,204,006)
Aberdeen Emerging Markets Fund	7,935,147,223	616,553,221	(2,185,870,953)	(1,569,317,732)
Aberdeen Equity Long-Short Fund	92,822,271	13,270,758	(7,088,520)	6,182,238
Aberdeen European Equity Fund	1,523,744	51,623	(319,108)	(267,485)
Aberdeen Global Equity Fund	93,639,900	5,773,962	(15,254,992)	(9,481,030)
Aberdeen Global Natural Resources Fund	25,889,870	921,353	(8,558,837)	(7,637,484)
Aberdeen Global Small Cap Fund	77,137,548	8,661,718	(12,178,748)	(3,517,030)
Aberdeen International Equity Fund	564,992,671	45,446,016	(131,688,755)	(86,242,739)
Aberdeen Japanese Equities Fund	973,887	14,502	(72,808)	(58,306)
Aberdeen Latin American Equity Fund	4,612,106	13,642	(2,175,919)	(2,162,277)
Aberdeen Small Cap Fund	405,374,253	37,331,506	(23,775,079)	13,556,427
Aberdeen U.S. Multi-Cap Equity Fund	310,858,855	40,178,943	(17,779,547)	22,399,396
Aberdeen Asia Bond Fund	34,754,234	235,932	(1,374,416)	(1,138,484)
Aberdeen Emerging Markets Debt Fund	30,193,828	115,574	(3,855,599)	(3,740,025)
Aberdeen Emerging Markets Debt Local Currency Fund	12,904,533	15,189	(3,251,650)	(3,236,461)
Aberdeen Global Fixed Income Fund	13,985,174	120,582	(906,222)	(785,640)
Aberdeen Tax-Free Income Fund	86,619,172	7,944,900	(144,160)	7,800,740
Aberdeen Ultra-Short Duration Bond Fund	9,426,613	5,036	(17,047)	(12,011)
Aberdeen Diversified Alternatives Fund	135,549,318	186,584	(7,249,403)	(7,062,819)
Aberdeen Diversified Income Fund	22,701,119	96,723	(1,686,371)	(1,589,648)
Aberdeen Dynamic Allocation Fund	22,849,838	299,878	(1,274,111)	(974,233)

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certification of Principal Executive Officer and Principal Financial Officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Aberdeen Funds

By:	/s/ Bev Hendry
Bev Hendry,
Principal Executive Officer

March 30, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Bev Hendry
Bev Hendry,
Principal Executive Officer

March 30, 2016

By:	/s/ Andrea Melia
Andrea Melia,
Principal Financial Officer

March 30, 2016